As filed with the Securities and Exchange Commission on April 23, 2019
Commission File Nos. 333-217501
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 676	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

JACKSON PRIVATE WEALTHSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 29, 2019. This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the Statement of Additional Information (“SAI”) dated April 29, 2019 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 59, or contact us at our:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

This prospectus describes the investment options that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the investment options that are available to their customers. Ask your representative about which investment options are not offered. If a particular investment option that interests you is not offered, you may want to contact another broker-dealer to explore its availability. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments.

The Contracts are intended to be available in situations where the Contract will be owned by a trust which is managed by a financial institution such as a trust company or bank for the benefit of the beneficiaries of the trust. We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 59. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class I shares:

JNL Series Trust

JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds® Capital Income Builder Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund **
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/First State Global Infrastructure Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund *
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund
JNL/American Funds® Growth Fund
JNL Conservative Allocation Fund

JNL Moderate Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine® Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/PPM America Long Short Credit Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/WCM Focused International Equity Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

• Mailing in the postage-paid card on the cover of this report;
• Calling 1-866-349-4564; or
• Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.

* Effective August 13, 2018, the Investment Divisions of the Separate Account investing in the JNL/PPM America Small Cap Value Fund stopped accepting any additional allocations or transfers. Please see “Investment Divisions” on page 15 or more information.

**Effective June 24, 2019, the Investment Division of the Separate Account investing in the JNL/Vanguard Small Company Growth Fund will stop accepting any additional allocations or transfers. If you currently have an automatic program, such as Dollar

Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, or Rebalancing, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, you can continue to invest in this Investment Division based on your existing election until you revise or terminate the automatic program.

If you make a subsequent Premium payment and have future allocation instructions on file with us that include an allocation to the JNL/Vanguard Small Company Growth Investment Division, you must choose a replacement Investment Division by June 21, 2019. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available Investment Division.

Amounts invested in the JNL/Vanguard Small Company Growth Investment Division as of June 24, 2019 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of this Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/Vanguard Small Company Growth Investment Division on or after June 24, 2019, you will not be able to transfer back in.

For additional information, please see the April 29, 2019 JNL ® Series Trust prospectus.

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2020 then the end of Contract Year 0-1 would be January 14, 2021, and January 15, 2021, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the sum of the allocations between the Contract’s Fixed Account Options.

Fixed Account Minimum Value – the minimum guaranteed amount of Fixed Account Contract Value. The Fixed Account Minimum Value is equal to 87.5% of all amounts allocated to the Fixed Account Options, reduced by withdrawals and transfers from the Fixed Account Options, any applicable optional benefit charges, taxes, and a $50 annual expense allowance, accumulated at the Fixed Account minimum interest rate.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Market Value Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

1

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract’s Investment Divisions.

2

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT” beginning on page 12. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 15.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 52.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 56. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account or money market Investment Division during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 41.

Withdrawals	Before the Income Date, there are a number of ways to access your Contract Value. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 46.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 47.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. There is also an optional death benefit available. For more information, please see “DEATH BENEFIT” beginning on page 49.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

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FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 47.

Owner Transaction Expenses

Front-end Sales Load	None

Withdrawal Charge	None

Maximum Premium Taxes [1]
Percentage of each Premium	3.5%

Transfer Charge [2]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [3]	$22.50

[1]	Premium taxes generally range from 0% to 3.5% and vary by state.

[2]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

[3]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge up to $25 for wire transfers in connection with withdrawals.

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The following tables (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [4]	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Core Contract Charge [5]	0.35%

Total Separate Account Annual Expenses for Base Contract	0.35%

Optional Endorsements - An optional death benefit endorsement to the Contract is available. The charge for the optional death benefit is calculated based on the applicable percentage of the Contract Value. Please see the “Contract Charges” section for additional information on the optional death benefit endorsement charge.

	Maximum Annual Charge	Current Annual Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)	0.50%	0.25%

This table shows the maximum and current total charges you would pay if you elected all of the currently available optional endorsements resulting in the highest possible combination of charges.
	Maximum Annual Charge	Current Annual Charge
Total Separate Account Annual Expenses	0.35%	0.35%
Optional Endorsement Charges [6]	0.50%	0.25%

Total possible maximum and current charges	0.85%	0.60%

[4]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[5]
This charge is reduced to 0.30% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.35%.

[6]	The charge used in the table is the Return of Premium GMDB charge.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, and other expenses.)

Minimum: 0.26%

Maximum: 1.86%

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More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.80%	A	0.00%	0.12%	A,H	0.00%	0.92%	A	(0.30%)	C	0.62%	A,C,K
JNL/American Funds® Blue Chip Income and Growth	0.95%	A	0.00%	0.12%	A,H	0.00%	1.07%	A	(0.38%)	C	0.69%	A,C,K
JNL/American Funds Capital Income Builder	1.03%	A	0.00%	0.14%	A,H	0.00%	1.17%	A	(0.35%)	C	0.82%	A,C,K
JNL/American Funds Global Bond	1.13%	A	0.00%	0.13%	A,H	0.00%	1.26%	A	(0.47%)	C	0.79%	A,C,K
JNL/American Funds Global Small Capitalization	1.35%	A	0.00%	0.14%	A,H	0.00%	1.49%	A	(0.50%)	C	0.99%	A,C,K
JNL/American Funds Growth-Income	0.81%	A	0.00%	0.11%	A,G	0.00%	0.92%	A	(0.30%)	C	0.62%	A,C,K
JNL/American Funds International	1.22%	A	0.00%	0.14%	A,H	0.00%	1.36%	A	(0.50%)	C	0.86%	A,C,K
JNL/American Funds New World	1.64%	A	0.00%	0.16%	A,H	0.00%	1.80%	A	(0.70%)	C	1.10%	A,C,K
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%		0.00%	0.69%	I	0.00%	1.37%		0.00%	C	1.37%	C,K
JNL/DFA Growth Allocation	0.20%		0.00%	0.15%	I	0.29%	0.64%		(0.10%)	B,D	0.54%	C,B
JNL/DFA Moderate Growth Allocation	0.20%		0.00%	0.15%	I	0.27%	0.62%		(0.10%)	B,D	0.52%	C,B
JNL/DFA U.S. Core Equity	0.40%		0.00%	0.10%	H	0.00%	0.50%		(0.05%)	B	0.45%	B
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%		0.00%	0.20%	I	0.00%	0.45%		(0.05%)	B	0.40%	B
JNL/Mellon Capital S&P 1500 Growth Index	0.20%		0.00%	0.17%	I	0.00%	0.37%		(0.05%)	B	0.32%	B
JNL/Mellon Capital S&P 1500 Value Index	0.20%		0.00%	0.17%	I	0.00%	0.37%		(0.05%)	B	0.32%	B
JNL/Mellon Capital Consumer Staples Sector	0.24%		0.00%	0.16%	I	0.00%	0.40%		(0.05%)	B	0.35%	B
JNL/Mellon Capital Industrials Sector	0.24%		0.00%	0.17%	I	0.00%	0.41%		(0.05%)	B	0.36%	B
JNL/Mellon Capital Materials Sector	0.23%		0.00%	0.19%	I	0.00%	0.42%		(0.05%)	B	0.37%	B
JNL/Mellon Capital Real Estate Sector	0.21%		0.00%	0.17%	I	0.00%	0.38%		(0.05%)	B	0.33%	B
JNL S&P 500 Index	0.20%		0.00%	0.12%	H	0.00%	0.32%		(0.17%)	C	0.15%	C
JNL/Mellon Capital Utilities Sector	0.23%		0.00%	0.16%	I	0.00%	0.39%		(0.05%)		0.34%
JNL/Vanguard Capital Growth	0.85%	A	0.00%	0.12%	A,H	0.00%	0.97%	A	(0.35%)	C	0.62%	A,C,K
JNL/Vanguard Equity Income	0.80%	A	0.00%	0.12%	A,H	0.00%	0.92%	A	(0.35%)	C	0.57%	A,C,K
JNL/Vanguard International	1.02%	A	0.00%	0.13%	A,H	0.00%	1.15%	A	(0.50%)	C	0.65%	A,C,K
JNL/Vanguard Small Company Growth	0.93%	A	0.00%	0.12%	A,H	0.00%	1.05%	A	(0.35%)	C	0.70%	A,C,K
JNL/Vanguard U.S. Stock Market Index	0.20%		0.00%	0.10%	H	0.05%	0.35%		(0.06%)	C	0.29%	C
JNL/Vanguard International Stock Market Index	0.20%		0.00%	0.15%	I	0.10%	0.45%		(0.07%)	C	0.38%	C
JNL/Vanguard Global Bond Market Index	0.20%		0.00%	0.15%	I	0.09%	0.44%		(0.10%)	C	0.34%	C
JNL/Vanguard Moderate ETF Allocation	0.20%		0.00%	0.15%	I	0.07%	0.42%		(0.17%)	C,B	0.25%	C,B
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.00%	0.15%	I	0.06%	0.41%		(0.17%)	C,B	0.24%	C,B

6

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/Vanguard Growth ETF Allocation	0.20%		0.00%	0.15%	I	0.06%	0.41%		(0.16%)	C,B	0.25%	C,B
JNL/S&P Mid 3	0.30%		0.00%	0.11%	H	0.00%	0.41%		(0.05%)	B	0.36%	K,B
JNL/S&P International 5	0.30%		0.00%	0.16%	I	0.00%	0.46%		(0.05%)	B	0.41%	K,B
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.18%		0.00%	0.18%	I	0.00%	0.36%		(0.05%)	B	0.31%	B
JNL/Mellon Capital MSCI World Index	0.19%		0.00%	0.18%	I	0.00%	0.37%		(0.05%)	B	0.32%	B
JNL/Mellon Capital Nasdaq® 100 Index	0.17%		0.00%	0.20%	I	0.00%	0.37%		(0.05%)	B	0.32%	B
JNL/Mellon Capital S&P® SMid 60	0.19%		0.00%	0.17%	I	0.00%	0.36%		(0.05%)	B	0.31%	B
JNL/Mellon Capital Telecommunications Sector	0.22%		0.00%	0.16%	I	0.00%	0.38%		(0.05%)	B	0.33%	B
JNL/Mellon Capital Consumer Discretionary Sector	0.18%		0.00%	0.16%	I	0.00%	0.34%		(0.05%)	B	0.29%	B
JNL/Mellon Capital Energy Sector	0.18%		0.00%	0.16%	I	0.00%	0.34%		(0.05%)	B	0.29%	B
JNL/Mellon Capital Financial Sector	0.18%		0.00%	0.16%	I	0.00%	0.34%		(0.05%)	B	0.29%	B
JNL/Mellon Capital Healthcare Sector	0.17%		0.00%	0.16%	I	0.00%	0.33%		(0.05%)	B	0.28%	B
JNL/Mellon Capital Information Technology Sector	0.17%		0.00%	0.17%	I	0.00%	0.34%		(0.05%)	B	0.29%	B
Jackson Variable Series Trust
JNL/American Funds® Global Growth	1.17%	A	0.00%	0.13%	A,H	0.00%	1.30%	A	(0.50%)		0.80%	A,C,K
JNL/American Funds® Growth	0.98%	A	0.00%	0.12%	A,H	0.00%	1.10%	A	(0.45%)		0.65%	A,C,K
JNL/DFA U.S. Small Cap	0.60%		0.00%	0.16%	I	0.00%	0.76%		(0.05%)	B	0.71%	B

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.00%	0.15%	I	0.00%	0.79%
JNL Multi-Manager Small Cap Growth	0.56%	0.00%	0.11%	H	0.00%	0.67%
JNL Multi-Manager Small Cap Value	0.67%	0.00%	0.10%	H	0.00%	0.77%
JNL Institutional Alt 25	0.11%	0.00%	0.05%	F	0.86%	1.02%
JNL Institutional Alt 50	0.11%	0.00%	0.05%	F	1.02%	1.18%
JNL/American Funds Moderate Growth Allocation	0.19%	0.00%	0.15%	I	0.41%	0.75%
JNL/American Funds Growth Allocation	0.19%	0.00%	0.15%	I	0.42%	0.76%
JNL/BlackRock Global Allocation	0.60%	0.00%	0.16%	I	0.01%	0.77%	K
JNL/BlackRock Global Natural Resources	0.54%	0.00%	0.15%	I	0.00%	0.69%
JNL/BlackRock Large Cap Select Growth	0.47%	0.00%	0.10%	H	0.00%	0.57%
JNL/Boston Partners Global Long Short Equity	1.10%	0.00%	0.75%	I	0.01%	1.86%	K
JNL/Causeway International Value Select	0.51%	0.00%	0.15%	I	0.00%	0.66%	K
JNL/ClearBridge Large Cap Growth	0.50%	0.00%	0.15%	I	0.01%	0.66%
JNL/Crescent High Income	0.55%	0.00%	0.15%	I	0.01%	0.71%
JNL/DoubleLine® Core Fixed Income	0.37%	0.00%	0.10%	H	0.00%	0.47%
JNL/DoubleLine® Emerging Markets Fixed Income	0.65%	0.00%	0.15%	I	0.00%	0.80%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.57%	0.00%	0.15%	I	0.01%	0.73%	K

7

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/First State Global Infrastructure	0.70%	0.00%	0.15%	I	0.00%	0.85%	K
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.00%	0.38%	I	0.05%	1.09%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05%	F	0.68%	0.73%
JNL/Franklin Templeton Global	0.56%	0.00%	0.15%	I	0.01%	0.72%
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.00%	0.15%	I	0.03%	0.74%
JNL/Franklin Templeton Income	0.52%	0.00%	0.10%	H	0.01%	0.63%
JNL/Franklin Templeton International Small Cap	0.79%	0.00%	0.15%	I	0.01%	0.95%
JNL/Franklin Templeton Mutual Shares	0.59%	0.00%	0.10%	H	0.01%	0.70%
JNL/Goldman Sachs Core Plus Bond	0.43%	0.00%	0.11%	H	0.01%	0.55%
JNL/GQG Emerging Markets Equity	0.90%	0.00%	0.16%	I	0.01%	1.07%
JNL/Harris Oakmark Global Equity	0.71%	0.00%	0.16%	I	0.00%	0.87%	K
JNL/Heitman U.S. Focused Real Estate	0.65%	0.00%	0.15%	I	0.01%	0.81%
JNL/Invesco China-India	0.74%	0.00%	0.19%	I	0.00%	0.93%	K
JNL/Invesco Diversified Dividend	0.53%	0.00%	0.15%	I	0.02%	0.70%
JNL/Invesco Global Real Estate	0.59%	0.00%	0.15%	I	0.00%	0.74%	K
JNL/Invesco International Growth	0.52%	0.00%	0.15%	I	0.01%	0.68%
JNL/Invesco Small Cap Growth	0.65%	0.00%	0.11%	H	0.01%	0.77%	K
JNL/JPMorgan Hedged Equity	0.50%	0.00%	0.19%	I	0.02%	0.71%
JNL/JPMorgan MidCap Growth	0.51%	0.00%	0.10%	H	0.01%	0.62%
JNL/JPMorgan U.S. Government & Quality Bond	0.29%	0.00%	0.10%	H	0.01%	0.40%
JNL/Lazard Emerging Markets	0.76%	0.00%	0.17%	I	0.01%	0.94%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.01%	F	0.30%	0.31%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05%	F	0.27%	0.32%
JNL/Mellon Capital Emerging Markets Index	0.25%	0.00%	0.19%	I	0.00%	0.44%
JNL/Mellon Capital European 30	0.19%	0.00%	0.16%	I	0.00%	0.35%
JNL/Mellon Capital Pacific Rim 30	0.20%	0.00%	0.15%	I	0.00%	0.35%
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.00%	0.12%	H	0.00%	0.26%
JNL/Mellon Capital Small Cap Index	0.14%	0.00%	0.12%	H	0.00%	0.26%
JNL/Mellon Capital International Index	0.16%	0.00%	0.17%	I	0.00%	0.33%
JNL/Mellon Capital Bond Index	0.16%	0.00%	0.10%	H	0.01%	0.27%	K
JNL/MFS Mid Cap Value	0.55%	0.00%	0.11%	H	0.00%	0.66%	K
JNL/Morningstar Wide Moat Index	0.20%	0.00%	0.27%	I	0.00%	0.47%
JNL/Neuberger Berman Strategic Income	0.49%	0.00%	0.15%	I	0.03%	0.67%
JNL/Oppenheimer Global Growth	0.50%	0.00%	0.15%	I	0.00%	0.65%
JNL/PIMCO Income	0.50%	0.00%	0.17%	I	0.00%	0.67%
JNL/PIMCO Real Return	0.38%	0.00%	0.90%	H	0.00%	1.28%
JNL/PPM America Floating Rate Income	0.46%	0.00%	0.17%	I	0.01%	0.64%
JNL/PPM America High Yield Bond	0.33%	0.00%	0.11%	H	0.02%	0.46%
JNL/PPM America Mid Cap Value	0.56%	0.00%	0.11%	H	0.00%	0.67%
JNL/PPM America Small Cap Value	0.55%	0.00%	0.10%	H	0.00%	0.65%
JNL/PPM America Total Return	0.39%	0.00%	0.11%	H	0.00%	0.50%
JNL/PPM America Value Equity	0.45%	0.00%	0.11%	H	0.00%	0.56%
JNL/T. Rowe Price Established Growth	0.43%	0.00%	0.10%	G	0.00%	0.53%
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.00%	0.10%	H	0.00%	0.70%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.00%	0.10%	H	0.00%	0.41%
JNL/T. Rowe Price Value	0.48%	0.00%	0.10%	H	0.00%	0.58%	K
JNL/Westchester Capital Event Driven	1.05%	0.00%	0.44%	H	0.11%	1.60%

8

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/WMC Balanced	0.32%	0.00%	0.10%	G	0.01%	0.43%
JNL/WMC Government Money Market	0.16%	0.00%	0.11%	H	0.00%	0.27%
JNL/WMC Value	0.38%	0.00%	0.10%	H	0.00%	0.48%
JNL/S&P Competitive Advantage	0.26%	0.00%	0.10%	H	0.00%	0.36%
JNL/S&P Dividend Income & Growth	0.25%	0.00%	0.10%	H	0.00%	0.35%
JNL/S&P Intrinsic Value	0.26%	0.00%	0.10%	H	0.00%	0.36%
JNL/S&P Total Yield	0.26%	0.00%	0.10%	H	0.00%	0.36%
JNL/S&P 4	0.00%	0.00%	0.05%	F	0.36%	0.41%
JNL/S&P Managed Conservative	0.10%	0.00%	0.05%	F	0.66%	0.81%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05%	F	0.67%	0.81%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.05%	F	0.67%	0.80%
JNL/S&P Managed Growth	0.08%	0.00%	0.05%	F	0.68%	0.81%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.05%	F	0.67%	0.81%
JNL Moderate Growth Allocation	0.09%	0.00%	0.05%	F	0.76%	0.90%
JNL Growth Allocation	0.09%	0.00%	0.05%	F	0.77%	0.91%
JNL Aggressive Growth Allocation	0.10%	0.00%	0.05%	F	0.76%	0.91%
JNL Variable Fund LLC
JNL/Mellon Capital JNL 5	0.17%	0.00%	0.16%	I	0.00%	0.33%
Jackson Variable Series Trust
JNL Conservative Allocation	0.13%	0.00%	0.05%	F	0.73%	0.91%	K
JNL Moderate Allocation	0.13%	0.00%	0.05%	F	0.75%	0.93%	K
JNL iShares Tactical Moderate	0.20%	0.00%	0.15%	I	0.19%	0.54%
JNL iShares Tactical Moderate Growth	0.20%	0.00%	0.15%	I	0.21%	0.56%
JNL iShares Tactical Growth	0.20%	0.00%	0.15%	I	0.22%	0.57%
JNL/DoubleLine® Total Return	0.42%	0.00%	0.11%	H	0.01%	0.54%
JNL/Eaton Vance Global Macro Absolute Return Advantage	0.78%	0.00%	0.18%	I	0.01%	0.97%	K
JNL/Epoch Global Shareholder Yield	0.58%	0.00%	0.16%	I	0.00%	0.74%	K
JNL/FAMCO Flex Core Covered Call	0.50%	0.00%	0.16%	I	0.00%	0.66%
JNL/Lazard International Strategic Equity	0.70%	0.00%	0.15%	I	0.01%	0.86%
JNL/Neuberger Berman Currency	0.55%	0.00%	0.15%	I	0.01%	0.71%	K
JNL/Nicholas Convertible Arbitrage	0.72%	0.00%	0.32%	I	0.01%	1.05%
JNL/PIMCO Investment Grade Corporate Bond	0.35%	0.00%	0.26%	H	0.00%	0.61%
JNL/PPM America Long Short Credit	0.60%	0.00%	0.49%	I	0.02%	1.11%
JNL/T. Rowe Price Capital Appreciation	0.54%	0.00%	0.16%	I	0.00%	0.70%	K
JNL/The Boston Company Equity Income	0.45%	0.00%	0.16%	I	0.00%	0.61%
JNL/The London Company Focused U.S. Equity	0.58%	0.00%	0.16%	I	0.01%	0.75%	K
JNL/WCM Focused International Equity	0.67%	0.00%	0.15%	I	0.01%	0.83%

A	Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:
JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Capital Income Builder Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%;

9

Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Growth Fund: Management Fee: 0.52%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.55%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.35%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its administrative fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

C
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

D
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

E
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

F	"Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

G	"Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

H	"Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

I	"Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

10

J	"Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

K	Expense Information has been restated to reflect current fees.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, Fund expenses, and optional endorsement charges.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost if you select the Return of Premium Guaranteed Minimum Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$307	$928	$1,559	$3,168

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$307	$928	$1,559	$3,168

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$307	$928	$1,559	$3,168

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units can be found in Appendix C. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85. Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

11

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and

•	Investment Divisions of the Separate Account that invest in underlying Funds.
Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.
As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contracts. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Please contact our Annuity Service Center for help and more information.

The Contract is an individual flexible Premium variable and fixed deferred annuity. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, the guaranteed minimum death benefit. The Fixed Account is not registered with the SEC. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other

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Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Market Value Adjustment. A Market Value Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Market Value Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be a Market Value Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Market Value Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Market Value Adjustment. The ‘current new business interest rate’ is 0.25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering using straight-line interpolation.

If the base interest rate available on a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at your allocation to a Fixed Account Option, a downward adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate credited to a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, an upward adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no Market Value Adjustment if the two rates are the same. A Market Value Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Market Value Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.25% that (as described above) is added when determining the current new business rate.

Also, there is no Market Value Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years;

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amounts withdrawn for Contract charges; amounts removed from any Fixed Account Option on the Latest Income Date and amounts removed from any Fixed Account Option in the 30-day period following the end of a Fixed Account Option. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account Minimum Value. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to a Market Value Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account Minimum Value may affect a Market Value Adjustment on a full withdrawal. If you allocated $10,000 of your initial Premium to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions) your Contract Value in the Fixed Account would be $10,265. If the Fixed Account minimum interest rate was 1%, your Fixed Account Minimum Value would be $8,787.50. In this case, a Market Value Adjustment could not reduce the withdrawal by more than $1,477.50 (the difference between your Contract Value in the Fixed Account and the Fixed Account Minimum Value). For example, if you request a full withdrawal (gross amount of $10,265) and it is subject to a $1,000 negative Market Value Adjustment, the withdrawal would be adjusted to $9,265. However, if it were subject to a negative $1,500 Market Value Adjustment, the withdrawal would be adjusted to $8,765($10,265 minus the full $1,500 Market Value Adjustment), so that it does not invade the Fixed Account Minimum Value. Immediately after the latter withdrawal example, there will be no difference between your Contract Value in the Fixed Account and Fixed Account Minimum Value, and no negative Market Value Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account Minimum Value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be a Market Value Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

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THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P 4 Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth ETF Allocation Fund

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JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.
Important information regarding the Investment Division investing in the JNL/PPM America Small Cap Value Fund:
As of August 13, 2018 (the “Effective Date”), the JNL/PPM America Small Cap Value Investment Division stopped accepting any additional allocations or transfers. If as of the Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the JNL/PPM America Small Cap Value Investment Division, you can continue to include the JNL/PPM America Small Cap Value Investment Division under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the JNL/PPM America Small Cap Value Investment Division under the program. The JNL/PPM America Small Cap Value Investment Division is not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to the JNL/PPM America Small Cap Value Investment Division, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to the JNL/PPM America Small Cap Value Investment Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. Amounts invested in the JNL/PPM America Small Cap Value Investment Division as of the Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the JNL/PPM America Small Cap Value Fund Investment Division in connection with the usual transactions under a Contract. However, if you transfer out of the JNL/PPM America Small Cap Value Investment Division, you will not be able to transfer back in.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

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JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – International Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master

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Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

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JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and WCM Investment Management)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by five unaffiliated investment managers.

JNL S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 500 Index. The Fund is constructed to mirror the Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index (“Index”). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

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JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.)
Seeks long-term growth of capital by investing in stocks identified by the sub-adviser as undervalued and takes short positions in stocks that the sub-adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund.

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JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/First State Global Infrastructure Fund
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LP and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on

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economic conditions, the Fund may have significant positions in particular regions, such as Europe, or sectors, such as healthcare and financial institutions.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

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JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

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JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI

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USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

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JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Value Index. The Fund is constructed to mirror the S&P 1500® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

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JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated below BBB- by S&P or have an equivalent rating by a nationally recognized statistical rating organization (“NSRSO”), or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in

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emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Small Cap Value Fund (Please Note: The Investment Division investing in the JNL/PPM America Small Cap Value Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of U.S. companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

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JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy

➢	S&P Canada Strategy

➢	S&P Europe Strategy

➢	S&P Japan Strategy

➢	S&P Middle East Strategy

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

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JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and Mellon Investments Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to

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Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

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JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index®. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor’s MidCap 400 Index and 30 that comprise the Standard & Poor’s SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that

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attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States.

JNL/American Funds® Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

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JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-cap companies.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Jackson National Asset Management, LLC (and Eaton Vance Management)
Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies.

JNL/Epoch Global Shareholder Yield Fund
Jackson National Asset Management, LLC (and Epoch Investment Partners, Inc.)
Seeks to provide a high level of income. Capital appreciation is a secondary objective. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign

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issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Neuberger Berman Currency Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks absolute return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in currency-related investments.

JNL/Nicholas Convertible Arbitrage Fund
Jackson National Asset Management, LLC (and Nicholas Investment Partners, L.P.)
Seeks absolute return by taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.

JNL/PIMCO Investment Grade Corporate Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PPM America Long Short Credit Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in credit-related instruments, including, but not limited to U.S Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

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JNL/The London Company Focused U.S. Equity Fund
Jackson National Asset Management, LLC (and The London Company of Virginia, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in common stocks of companies located in the United States. The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management)
Seeks long-term capital appreciation by investing primarily in companies outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are generally deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value. These charges (and certain other expenses) are as follows:

Core Contract Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Core Contract Charge. On an annual basis, this charge equals 0.35% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge is reduced to 0.30% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the charge will be reinstated to 0.35%.

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This charge compensates us for our expenses associated with administration of the Contracts and the Separate Account, acquisition of business including marketing expenses, risks we assume in connection with the Contracts, and costs associated with providing Contract benefits.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses in addition to those covered by the Core Contract Charge. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge from the Fixed Account Options if the Fixed Account Minimum Value has been reached. We will not deduct this charge if, the value of your Contract is $50,000 or more when the deduction is to be made.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law.

Death Benefit Charge. There is no additional charge for the Contract’s basic death benefit. However, for an additional charge, you may select the Contract’s available optional death benefit in place of the basic death benefit. Please ask your agent whether there are variations on this benefit in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Return of Premium Guaranteed Minimum Death Benefit Charge. If you select the Return of Premium Guaranteed Minimum Death Benefit, you will pay 0.25% of the Contract Value for this benefit annually (0.0625% each Contract Quarter), subject to a maximum annual charge of 0.50% (0.125% each Contract Quarter). We deduct the charge from your Contract Value. If the Fixed Account Contract Value is greater than the Fixed Account Minimum Value, the quarterly charge will be deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will be deducted only from your allocations to the Investment Divisions. If no value remains in the Investment Divisions and the Fixed Account Contract Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Quarter. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge percentage by 0.05% annually (0.0125% each Contract Quarter), subject to the maximum annual charge noted above. If the GMDB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to opt out of the current charge increase and any future charge increases. Upon such election, no future Premium payments will be allowed. While electing to discontinue future Premium payments will prevent an increase in charge, you will be foregoing possible increases in your GMDB so carefully consider this decision should we notify you of a charge increase. Such election is final. All elections must be received by us in Good Order prior to the Contract Anniversary.

For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Return of Premium Guaranteed Minimum Death Benefit” under “Optional Death Benefit”, beginning on page 50.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the Core Contract Charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 5.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

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DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York (“Jackson of NY”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a “Financial Institution,” collectively “Financial Institutions”). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

No commissions are paid to the Financial Institutions on sales of Jackson Private Wealth Contracts.

Under certain circumstances, the Distributor and/or Jackson may make payments to Financial Institutions in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation, FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s Core Contract Charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of Jackson Private Wealth Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20.5 million.

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Cambridge Investment Research, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
Lincoln Financial Advisors
LPL Financial Services
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities, LLC
Raymond James & Associates, Inc.
Royal Alliance Associates
Sagepoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as “wholesalers” and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$200,000 under most circumstances

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Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Tax-qualified Contracts are subject to Internal Revenue Code limitations on contributions which may limit the amount of your Premium payments.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the optional death benefit. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

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Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The Contract has a different Accumulation Unit value depending on whether you are paying a full or reduced Core Contract Charge.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium payment and all required information in Good Order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Market Value Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

We also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

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•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:

◦	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

◦	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

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Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your financial

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representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or full withdrawal,

•	by electing the Systematic Withdrawal Program, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and charges due under any optional endorsement, adjusted for any applicable Market Value Adjustment. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

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Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount of at least $50 per withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. In addition, any withdrawal request that would reduce the remaining Contract Value to less than $2,000 will be treated as a request for a complete withdrawal.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 52.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount of at least $50 per withdrawal. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a Market Value Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the variable and fixed options that were in place on the Income Date.

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You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $2,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, we may set the frequency of payments so that the first payment would be at least $20.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, and any Market Value Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1% and, if you select an income option with a life contingency, the age and sex of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due. If you die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If you and the person who is the joint life both die after the Income Date but before the first monthly payment, the amount allocated to the income option will be paid to your Beneficiary.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

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Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a basic death benefit which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of the optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefit is only available at the time you apply for a Contract. In addition, once the optional death benefit is chosen, it cannot be canceled.

No death benefit will be paid in the event the Contract Value falls to zero.

The death benefit paid to the Beneficiary is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received in Good Order at our Service Center.

Basic Death Benefit. The basic death benefit is payable during the accumulation phase. The basic death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

If the Owner dies during the accumulation phase, the person you have chosen as Beneficiary will receive a basic death benefit. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Optional Death Benefit. An optional death benefit is available which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit. The optional death benefit is available if you are 85 years of age or younger on the Contract’s Issue Date. The older you are at the time of selection, the less advantageous it would be for you to select the optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of the optional death benefit may have been different; how an optional death benefit is calculated varies; and we may have referred to an optional death benefit by a different name – all as noted below.

For purposes of the optional death benefit, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.

Following are the calculations for the optional death benefit.

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Return of Premium Guaranteed Minimum Death Benefit (“Return of Premium GMDB”), changes your basic death benefit during the accumulation phase of your Contract to the greater of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)
all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments for such withdrawals) in proportion to the reduction in the Contract Value at the time of the withdrawal.

The Return of Premium GMDB Benefit Base will be determined at the end of any Business Day, and is equal to all Premiums (net of any applicable Premium tax) paid into the Contract, reduced by any withdrawals (including any applicable adjustments for such withdrawals). All adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn reduce the death benefit in the same proportion that the Contract Value was reduced on the date of the withdrawal. Withdrawals may prematurely reduce the value of this Return of Premium Death Benefit.

On each fifth Contract Anniversary, the GMDB charge may be increased. If you elect to opt out of the current charge increase and any future charge increases at the time an increase is announced, Premium payments subsequent to such election will not be allowed. For more information, please see “Death Benefit Charge”.

Please note that if you elect this endorsement, ownership changes are allowed, but Covered Lives cannot be changed. Under this GMDB, the original Owner and any joint Owner are the Covered Lives. If the Owner is a non-natural person, the Annuitant (and any joint Annuitant) named at election of the GMDB is a Covered Life.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

(a)	the GMDB Benefit Base on the Latest Income Date; less

(b)	the Contract Value on the Latest Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of any Covered Life’s death is received by the Company in Good Order. If the Covered Life is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Payout Options. The basic death benefit and the optional death benefit can be paid under one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals, beginning within one year of the date of death, over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified

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Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the death benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the death benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. Instead, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

Any optional Guaranteed Minimum Death Benefit will terminate upon the death of the Owner.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

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Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 53.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. Withdrawals in excess of the minimum distribution requirements may be taken at any time. Non-qualified Stretch Contracts may not be available in all states.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Optional benefits are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined

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based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

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•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 144 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

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Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

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Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•	Premiums paid to the Fixed Account, plus

•	the Separate Account Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the Premiums.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

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•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the Core Contract Charge and may reflect the deduction of the annual contract maintenance, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of other civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:
Jackson National Life Insurance Company®
P. O. Box 24068
Lansing, MI 48909-4068
You can also request a copy of any of the following SAIs by calling our Annuity Service Center at 1-800-644-4565.

Please send me a copy of the current SAI for (check all that apply):
❑ Jackson Private Wealth Variable and Fixed Annuity (JMV19401)
❑ JNL® Series Trust (V3180)
❑ JNL Variable Fund LLC (V3670)
❑ Jackson Variable Series Trust (CMV8711)
❑ American Funds Insurance Series (CMX5460)

Please Print:
Name:
Address:
City:				State:	Zip Code:
Date:	/	/	Signed:

59

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,”“STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Growth Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ,” “Dow Jones Industrial Average,” “DJIA ® ,” “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital Dow SM Index Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;

• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is

not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/DFA U.S. SMALL CAP FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2018 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	Excel Securities & Associates, Inc.
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	FCG Advisors, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	Feltl and Company
Allegis Investment Services	Cambridge Investment Research, Inc.	Fifth Third Securities
Allen & Company of Florida, Inc.	Cantella & Company, Inc.	Financial Security Management Inc.
Allstate Financial Services, LLC	Cape Securities, Inc.	Financial Services International Corporation
American Equity Investment Corp.	Capital Financial Services
American Independent Securities Group, LLC	Capital Investment Group, Inc.	First Allied Securities, Inc.
	Cary Street Partners	First Asset Financial Inc.
American Portfolios Financial Services, Inc.	Centaurus Financial, Inc.	First Citizens Investor Services
	Center Street Securities, Inc.	First Financial Equity Corporation
Ameriprise Advisor Services, Inc.	Ceros Financial Services, Inc.	First Heartland Capital, Inc.
Ameriprise Financial Services, Inc.	Cetera Advisor Networks, LLC	First Republic Securities Company, LLC
Ameritas Investment Corporation	Cetera Advisors, LLC	Foresters Equity Services, Inc.
Andrew Garrett Inc.	Cetera Financial Specialists, LLC	Fortune Financial Services, Inc.
APW Capital, Inc.	Cetera Investment Services, LLC	Founders Financial Securities, LLC
Arete Wealth Management, LLC	CFD Investments, Inc.	FSC Securities Corporation
Arlington Securities, Inc.	Chalice Capital Partners, LLC	FTB Advisors, Inc.
Arque Capital, Ltd	Chelsea Financial Services	G.A. Repple and Company
Arvest Asset Management	Citigroup Global Markets, Inc.	G.F. Investment Services, LLC
Associated Investment Services	Citizens Investment Services	G.W. Sherwold Associates, Inc
Ausdal Financial Partners, Inc.	Citizens Securities, Inc.	Garden State Securities
Avalon Investment & Securities Group, Inc.	Client One Securities, LLC	Gardner Financial Services, Inc.
	Coastal Equities, Inc.	Geneos Wealth Management, Inc.
AXA Advisors, LLC	Commonwealth Financial Network	Girard Securities, Inc.
B Riley Wealth Management	Community America Financial Solutions, LLC	Globalink Securities, Inc.
BancWest Investment Services, Inc.		GLP Investment Services, LLC
Bankers Life Securities, Inc.	Comprehensive Asset Management and Servicing, Inc.	GLS & Associates, Inc.
BB&T Investment Services, Inc.		Gradient Securities, LLC
BB&T Securities LLC	Concorde Investment Services, LLC	GWN Securities, Inc.
BBVA Compass Investment Solutions, Inc.	CoreCap Investments Inc.	H Beck, Inc.
BCG Securities, Inc.	Country Capital Management Company	H.D. Vest Investment Securities, Inc.
Beaconsfield Financial Services	Crown Capital Securities, L.P.	Halliday Financial, LLC
Benjamin F Edwards & Company	CUNA Brokerage Services, Inc.	Hancock Investment Services LLC
Berthel, Fisher & Company Financial Services	CUSO Financial Services, Inc.	Hantz Financial Services
	Cutter & Company	Harbour Investments, Inc.
BMO Harris Financial Advisers, Inc.	D. A. Davidson & Company	Harger and Company, Inc.
BOK Financial Securities, Inc.	D.H. Hill Securities, LLP	Hazard & Siegel, Inc.
Broker Dealer Financial Services Corporation	Davenport & Company, LLC	Hefren-Tillotson, Inc.
	David A. Noyes & Co	Hilltop Securities, Inc.
Brokers International Financial Services, LLC	Dempsey Lord Smith, LLC	Hornor, Townsend & Kent, Inc.
	Edward Jones & Company	HRC Fund Associates, LLC
Brooklight Place Securities	Equity Services, Inc.	HSBC Securities (USA) Inc.
Bruderman Brothers	Essex Securities	Huntington Investment Company

IBN Financial Services, Inc.	M. Holdings Securities, Inc.	Purshe Kaplan Sterling Investments
IFS Securities	M.S. Howells & Co.	Questar Capital Corporation
IMS Securities, Inc.	Madison Avenue Securities, Inc.	Raymond James & Associates, Inc.
Independence Capital Company	McDonald Partners, LLC	Raymond James Financial Services, Inc.
Independent Financial Group, LLC	Mercap Securities, LLC	RBC Capital Markets Corporation
Infinex Investments, Inc.	Merrill Lynch	Regulus Advisors, LLC
Infinity Financial Services	Michigan Securities, Inc.	Rehmann Financial Network LLC
Infinity Securities, Inc.	Mid-Atlantic Capital Corporation	Rhodes Securities, Inc.
Innovation Partners, LLC	Mid-Atlantic Securities, Inc.	Robert W. Baird & Company, Inc.
InterCarolina Financial Services, Inc.	MML Investors Services, LLC	Royal Alliance Associates
International Assets Advisory, LLC	Moloney Securities Company, Inc.	S.L. Reed & Company
Intervest International, Inc.	Money Concepts Capital Corp.	SA Stone Wealth Management, Inc.
INVEST Financial Corporation	Morgan Stanley	Sagepoint Financial, Inc.
Investacorp, Inc.	MSI Financial Services	Santander Securities, LLC
Investment Centers of America, Inc.	Mutual of Omaha Investor Services, Inc.	SCF Securities, Inc.
Investment Network, Inc	Mutual Securities, Inc.	Securian Financial Services, Inc.
Investment Planners, Inc.	Mutual Trust Co. of America Securities	Securities America, Inc.
Investment Professionals, Inc.	MWA Financial Services, Inc.	Securities Management & Research, Inc.
J.W. Cole Financial, Inc.	National Planning Corporation	Securities Service Network, Inc.
Janney, Montgomery Scott, LLC	National Securities Corporation	Sigma Financial Corporation
JJB Hilliard WL Lyons, LLC	Nations Financial Group, Inc.	Signal Securities, Inc.
K. W. Chambers & Company	Nationwide Planning Associates	Signator Investors, Inc.
Kalos Capital, Inc.	Nationwide Securities, LLC	Signature Securities Group Corporation
Kestra Investment Services Inc./NFP Securities, Inc.	Navy Federal Brokerage Services, LLC	SII Investments, Inc.
	NBC Securities, Inc.	Silver Oak Securities
Key Investment Services	Nelson Securities, Inc.	Simmons First Investment Group, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sorrento Pacific Financial, LLC
Kovack Securities, Inc.	Next Financial Group, Inc.	Southeast Investments, N.C., Inc.
L. M. Kohn & Company, Inc.	Ni Advisors	Spire Securities
Labrunerie Financial Services, Inc.	North Ridge Securities Corporation	St. Bernard Financial Services, Inc.
Ladenburg Thalmann & Co. Inc	Northeast Securities, Inc.	Sterne, Agee & Leach, Inc.
Landolt Securities. Inc.	OFG Financial Services, Inc.	Stifel Nicolaus & Company, Inc.
Lara, May & Associates, LLC	OneAmerica Securities, Inc.	Summit Brokerage Services, Inc.
Larson Financial Securities, LLC	Oppenheimer & Company, Inc.	SunTrust Investment Services, Inc.
Lasalle St. Securities, LLC	Packerland Brokerage Services	SWS Financial Services, Inc.
Leigh Baldwin & Company	Paradigm Equities, Inc.	Symphonic Securities, LLC
Lesko Securities Inc.	Park Avenue Securities, LLC	Synovus Securities, Inc.
Liberty Partners Financial Services, LLC	Parkland Securities, LLC	Tandem Securities, Inc.
LifeMark Securities Corporation	Parsonex Securities, LLC	Taylor Capital Management
Lincoln Financial Advisors	Peak Brokerage Services	TCFG Wealth Management, LLC
Lincoln Financial Securities Corporation	People’s Securities, Inc.	TFS Securities, Inc.
Lincoln Investment Planning, Inc.	PFA Security Asset Management, Inc.	The Investment Center, Inc.
Lion Street Financial, LLC	PlanMember Securities Corporation	The Leaders Group, Inc.
Lombard Securities	PNC Investments, LLC	The O.N. Equity Sales Company
Lowell & Company, Inc.	Principal Securities	The Strategic Financial Alliance, Inc.
LPL Financial Services	Private Client Services, LLC	Titleist Asset Management, Ltd.
Lucia Securities, LLC	ProEquities, Inc.	Transamerica Financial Advisors, Inc.
M Griffith Investment Services	Prospera Financial Services, Inc.	Triad Advisors, Inc.
M&T Securities, Inc.	Pruco Securities, LLC	Trustmont Financial Group, Inc.

UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed, Inc.
Wayne Hummer Investments, LLC
Wedbush Securities, Inc.
Wellington Shields & Co., LLC
Wells Fargo Advisors, LLC
Wesbanco Securities, Inc.
Wescom Financial Services, LLC
Western Equity Group
Western International Securities, Inc.
Westminster Financial Securities, Inc.
William C. Burnside & Co., Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Capital Brokerage, Inc.
World Equity Group, Inc.
WWK Investments, Inc.

APPENDIX C

ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional benefits) and for a Contract with the most expensive combination of charges and optional benefits. The tables do not provide partial year information. The tables provide values of Accumulation Units and the number of Accumulation Units outstanding only if that information is available throughout the period. Where values of Accumulation Units and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

Contact the Annuity Service Center (contact information is on the cover page of the prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

Accumulation Unit Values
Contract with Endorsements - 0.35%

Investment Divisions	December 31, 2018
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.96
End of period	$11.60
Accumulation units outstanding at the end of period	—

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.56
End of period	$12.32
Accumulation units outstanding at the end of period	—

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.70
End of period	$12.78
Accumulation units outstanding at the end of period	—

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$68.70
End of period	$67.24
Accumulation units outstanding at the end of period	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$27.12
End of period	$23.12
Accumulation units outstanding at the end of period	—

JNL S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.73
End of period	$10.19
Accumulation units outstanding at the end of period	2,544

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$21.61
End of period	$20.55
Accumulation units outstanding at the end of period	2,221

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$24.01
End of period	$21.84
Accumulation units outstanding at the end of period	1,010

Investment Divisions	December 31, 2018
JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$12.03
End of period	$11.82
Accumulation units outstanding at the end of period	—

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	$14.60
End of period	$13.23
Accumulation units outstanding at the end of period	3,375

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$17.88
End of period	$15.95
Accumulation units outstanding at the end of period	—

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$24.26
End of period	$23.73
Accumulation units outstanding at the end of period	—

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$16.80
End of period	$14.53
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$15.41
End of period	$13.19
Accumulation units outstanding at the end of period	—

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$19.99
End of period	$17.31
Accumulation units outstanding at the end of period	—

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$15.03
End of period	$13.88
Accumulation units outstanding at the end of period	—

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$81.86
End of period	$83.36
Accumulation units outstanding at the end of period	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$22.44
End of period	$18.50
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.79
End of period	$10.56
Accumulation units outstanding at the end of period	2,166

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$48.25
End of period	$44.50
Accumulation units outstanding at the end of period	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$28.63
End of period	$28.48
Accumulation units outstanding at the end of period	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$16.60
End of period	$15.54
Accumulation units outstanding at the end of period	—

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$15.63
End of period	$14.24
Accumulation units outstanding at the end of period	—

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.97
End of period	$12.64
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$15.18
End of period	$12.92
Accumulation units outstanding at the end of period	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$12.74
End of period	$12.83
Accumulation units outstanding at the end of period	—

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$18.92
End of period	$18.11
Accumulation units outstanding at the end of period	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$15.15
End of period	$12.15
Accumulation units outstanding at the end of period	—

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$16.64
End of period	$15.13
Accumulation units outstanding at the end of period	—

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$37.66
End of period	$37.04
Accumulation units outstanding at the end of period	—

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	$10.51
End of period	$8.94
Accumulation units outstanding at the end of period	1,422

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$34.13
End of period	$28.96
Accumulation units outstanding at the end of period	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.73
End of period	$39.71
Accumulation units outstanding at the end of period	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$73.93
End of period	$70.18
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$30.02
End of period	$30.15
Accumulation units outstanding at the end of period	—

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$18.21
End of period	$14.85
Accumulation units outstanding at the end of period	855

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$18.64
End of period	$18.52
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$39.55
End of period	$39.06
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$12.65
End of period	$10.72
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$44.55
End of period	$35.45
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$22.86
End of period	$19.68
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$41.85
End of period	$43.89
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$23.33
End of period	$23.16
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$26.67
End of period	$22.95
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$26.97
End of period	$24.34
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.09
End of period	$28.91
Accumulation units outstanding at the end of period	906

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$44.48
End of period	$39.33
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$23.02
End of period	$17.72
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$38.65
End of period	$35.18
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$13.32
End of period	$12.54
Accumulation units outstanding at the end of period	—

JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$28.39
End of period	$25.05
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$12.48
End of period	$12.17
Accumulation units outstanding at the end of period	—

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$33.42
End of period	$28.98
Accumulation units outstanding at the end of period	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$16.47
End of period	$16.10
Accumulation units outstanding at the end of period	1,475

Investment Divisions	December 31, 2018
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$30.21
End of period	$28.60
Accumulation units outstanding at the end of period	787

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.52
End of period	$19.58
Accumulation units outstanding at the end of period	—

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$52.53
End of period	$45.10
Accumulation units outstanding at the end of period	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$30.04
End of period	$29.22
Accumulation units outstanding at the end of period	—

Investment Divisions	December 31, 2018
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$27.01
End of period	$25.56
Accumulation units outstanding at the end of period	—

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$27.17
End of period	$25.58
Accumulation units outstanding at the end of period	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$13.56
End of period	$11.49
Accumulation units outstanding at the end of period	—

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$24.28
End of period	$21.55
Accumulation units outstanding at the end of period	—

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$104.20
End of period	$102.66
Accumulation units outstanding at the end of period	—

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$154.5
End of period	$150.65
Accumulation units outstanding at the end of period	—

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$12.38
End of period	$12.52
Accumulation units outstanding at the end of period	—

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$41.58
End of period	$37.58
Accumulation units outstanding at the end of period	—

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31, 2018
JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$68.58
End of period	$66.18
Accumulation units outstanding at the end of period	—

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$16.62
End of period	$16.83
Accumulation units outstanding at the end of period	—

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$48.78
End of period	$43.73
Accumulation units outstanding at the end of period	—

Mailing Address and Contact Information
Annuity Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2019

JACKSON PRIVATE WEALTH SM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29, 2019. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068 or calling 1-800-644-4565.

1

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,”“STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Growth Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ,” “Dow Jones Industrial Average,” “DJIA ® ,” “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital Dow SM Index Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

2

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

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THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/DFA U.S. SMALL CAP FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

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JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215 .

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $501,239 in 2016, $491,607 in 2017, and $502,230 in 2018 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

No commissions are paid to broker/dealers selling the contracts.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

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Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge

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reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISOR. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

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Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner

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of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 144 Investment Divisions and at least one Fixed Account option, and, if more than 99 options offered, a Contract owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisors prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

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Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available

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for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the

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uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2019. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

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Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2019, these levels are $122,000 in the case of single taxpayers, $193,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,000 elective deferral limitation in 2019. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or

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•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

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(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)	is the asset charge factor determined by Jackson for the valuation period to reflect the applicable Core Contract Charge.

Also see “Income Payments (The Income Phase)” in the Prospectus.

17

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2017

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I
Assets
Investments, at fair value^						$1,436,563,611	$265,764
Receivables:
Investments in Fund shares sold						1,221,244	3
Investment Division units sold						1,292,090	—
Total assets						1,439,076,945	265,767

Liabilities
Payables:
Investments in Fund shares purchased						1,292,090	—
Investment Division units redeemed						1,169,714	—
Insurance fees due to Jackson						51,530	3
Total liabilities						2,513,334	3
Net assets						$1,436,563,611	$265,764

^Investments in Funds, shares outstanding						110,589,962	20,443
^Investments in Funds, at cost						$1,208,973,663	$259,867

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Total expenses	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Net investment income (loss)	(604,756)	(496,875)	(2,037,982)	(1,711,301)	(6,167,169)	(14,652,818)	(133)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net realized and unrealized gain (loss)	12,333,802	2,613,013	31,388,632	30,868,736	80,072,674	201,620,940	5,899

Net change in net assets
from operations	$11,729,046	$2,116,138	$29,350,650	$29,157,435	$73,905,505	$186,968,122	$5,766

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

		JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Assets
Investments, at fair value^		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744
Receivables:
Investments in Fund shares sold		230,443	—	1,149,768	8	60,508	1,017,435
Investment Division units sold		230,479	—	642,732	—	347	122,564
Total assets		238,089,686	6,162	2,349,009,585	621,068	315,376,753	3,153,338,743

Liabilities
Payables:
Investments in Fund shares purchased		230,479	—	642,732	—	347	122,564
Investment Division units redeemed		223,360	—	1,063,900	—	51,614	896,676
Insurance fees due to Jackson		7,083	—	85,868	8	8,894	120,759
Total liabilities		460,922	—	1,792,500	8	60,855	1,139,999
Net assets		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

^Investments in Funds, shares outstanding		20,053,060	520	173,098,605	45,733	29,607,127	184,663,078
^Investments in Funds, at cost		$225,316,726	$6,112	$1,938,739,950	$611,291	$313,635,760	$2,902,631,910

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Total expenses	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Net investment income (loss)	(5,057,379)	(1,788,416)	(4)	(27,081,339)	(200)	(3,452,185)	(26,357,408)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718))	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net realized and unrealized gain (loss)	31,743,420	12,062,564	50	332,106,908	9,771	16,418,359	251,843,286

Net change in net assets
from operations	$26,686,041	$10,274,148	$46	$305,025,569	$9,571	$12,966,174	$225,485,878

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I		JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181
Receivables:
Investments in Fund shares sold	1		1,406,626	1	1,066	546,862	7
Investment Division units sold	49		290,971	97	—	628,530	—
Total assets	113,533		2,777,580,710	114,964	37,213,354	445,221,743	551,188

Liabilities
Payables:
Investments in Fund shares purchased	49		290,971	97	—	628,530	—
Investment Division units redeemed	—		1,299,488	—	4	533,906	—
Insurance fees due to Jackson	1		107,138	1	1,062	12,956	7
Total liabilities	50		1,697,597	98	1,066	1,175,392	7
Net assets	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

^Investments in Funds, shares outstanding	6,644		162,142,705	6,698	3,713,801	33,742,124	41,851
^Investments in Funds, at cost	$112,347		$2,566,281,286	$114,402	$36,424,952	$399,274,145	$549,665

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Total expenses	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Net investment income (loss)	(24)	(18,057,212)	(35,694,932)	(17)	(391,360)	(4,416,285)	(94)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net realized and unrealized gain (loss)	1,136	148,135,778	252,818,612	464	1,529,304	41,830,576	1,516

Net change in net assets
from operations	$1,112	$130,078,566	$217,123,680	$447	$1,137,944	$37,414,291	$1,422

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I
Assets
Investments, at fair value^	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255
Receivables:
Investments in Fund shares sold	1,111,114	—	330	39,983	—	683,695	1
Investment Division units sold	580,378	—	26,958	144,162	—	399,955	—
Total assets	2,327,724,022	—	11,914,711	56,357,013	35,141	1,195,578,715	67,256

Liabilities
Payables:
Investments in Fund shares purchased	580,378	—	26,958	144,162	—	399,955	—
Investment Division units redeemed	1,030,274	—	3	37,977	—	637,692	—
Insurance fees due to Jackson	80,840	—	327	2,006	—	46,003	1
Total liabilities	1,691,492	—	27,288	184,145	—	1,083,650	1
Net assets	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

^Investments in Funds, shares outstanding	169,659,557	—	1,166,577	4,552,096	2,843	46,155,142	2,484
^Investments in Funds, at cost	$2,050,454,452	$—	$11,387,229	$51,727,016	$34,453	$1,082,309,735	$66,724

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Investment Income
Dividends	$—	$—	$56,768	$37,480	$—	$—	$—
Expenses
Asset-based charges	22,070,271	—	102,489	416,143	11	14,887,659	28
Total expenses	22,070,271	—	102,489	416,143	11	14,887,659	28
Net investment income (loss)	(22,070,271)	—	(45,721)	(378,663)	(11)	(14,887,659)	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	106,395	—	—	—
Investments	27,196,669	—	88,509	430,668	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net realized and unrealized gain (loss)	216,115,274	—	576,637	4,844,053	688	251,373,196	990

Net change in net assets
from operations	$194,045,003	$—	$530,916	$4,465,390	$677	$236,485,537	$962

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I	JNL Tactical ETF Moderate Fund - Class A
Assets
Investments, at fair value^	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642
Receivables:
Investments in Fund shares sold	725,219	1	44,092	9	6,285	—	21,809
Investment Division units sold	334,004	—	12,352	—	218,106	—	12,503
Total assets	643,926,642	54,986	11,717,172	728,030	199,301,591	26,793	121,876,954

Liabilities
Payables:
Investments in Fund shares purchased	334,004	—	12,352	—	218,106	—	12,503
Investment Division units redeemed	701,124	—	43,765	—	696	—	18,319
Insurance fees due to Jackson	24,095	1	327	9	5,589	—	3,490
Total liabilities	1,059,223	1	56,444	9	224,391	—	34,312
Net assets	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

^Investments in Funds, shares outstanding	41,935,252	3,582	1,185,033	67,786	13,844,033	1,861	9,913,966
^Investments in Funds, at cost	$585,518,544	$53,912	$11,359,987	$720,205	$170,417,043	$26,698	$111,501,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Investment Income
Dividends	$3,651,748	$—	$—	$—	$2,342,834	$—	$1,644,818
Expenses
Asset-based charges	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Total expenses	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Net investment income (loss)	(4,909,518)	(21)	(123,728)	(190)	483,356	(2)	483,077

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	28,037,074	—	—	—	—	—	—
Investments	10,325,062	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net realized and unrealized gain (loss)	61,240,335	1,392	733,405	7,973	29,648,356	95	10,287,980

Net change in net assets
from operations	$56,330,817	$1,371	$609,677	$7,783	$30,131,712	$93	$10,771,057

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Assets
Investments, at fair value^	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086
Receivables:
Investments in Fund shares sold	—	21,385	1	4,926	391,928	5	1,454,292
Investment Division units sold	—	158,956	—	—	1,356,673	146	2,005,669
Total assets	—	263,197,403	77,274	34,220,129	725,211,332	430,767	3,204,159,047

Liabilities
Payables:
Investments in Fund shares purchased	—	158,956	—	—	1,356,673	146	2,005,669
Investment Division units redeemed	—	13,891	—	3,973	364,372	—	1,332,003
Insurance fees due to Jackson	—	7,494	1	953	27,556	5	122,289
Total liabilities	—	180,341	1	4,926	1,748,601	151	3,459,961
Net assets	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

^Investments in Funds, shares outstanding	—	19,367,972	5,686	2,939,450	62,583,281	36,126	144,697,065
^Investments in Funds, at cost	$—	$230,617,316	$77,262	$30,378,071	$665,640,752	$427,866	$2,341,027,592

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Investment Income
Dividends	$—	$3,529,141	$—	$724,457	$6,249,167	$—	$—
Expenses
Asset-based charges	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Total expenses	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Net investment income (loss)	—	995,810	(3)	391,610	(1,184,654)	(91)	(41,550,917)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	9,096,128	—	—
Investments	—	2,978,217	—	523,136	5,166,984	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net realized and unrealized gain (loss)	—	31,959,623	11	4,099,509	72,504,166	2,751	458,290,073

Net change in net assets
from operations	$—	$32,955,433	$8	$4,491,119	$71,319,512	$2,660	$416,739,156

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Assets
Investments, at fair value^	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153
Receivables:
Investments in Fund shares sold	1	199,636	2	169,472	3	279,572	3
Investment Division units sold	69,733	233,613	10,000	423,183	—	364,033	—
Total assets	215,731	492,842,372	165,358	158,352,614	256,872	643,992,275	225,156

Liabilities
Payables:
Investments in Fund shares purchased	69,733	233,613	10,000	423,183	—	364,033	—
Investment Division units redeemed	—	180,522	—	165,055	—	255,194	—
Insurance fees due to Jackson	1	19,114	2	4,417	3	24,378	3
Total liabilities	69,734	433,249	10,002	592,655	3	643,605	3
Net assets	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

^Investments in Funds, shares outstanding	6,529	45,762,930	14,319	10,812,883	17,582	44,957,978	15,549
^Investments in Funds, at cost	$143,740	$488,767,673	$154,377	$135,897,409	$254,668	$597,100,548	$223,503

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Investment Income
Dividends	$—	$1,554,319	$—	$847,598	$—	$1,042,582	$—
Expenses
Asset-based charges	23	6,682,782	59	1,265,291	53	7,760,935	100
Total expenses	23	6,682,782	59	1,265,291	53	7,760,935	100
Net investment income (loss)	(23)	(5,128,463)	(59)	(417,693)	(53)	(6,718,353)	(100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	6,547,059	—	84,392,947	—
Investments	1	(1,408,231)	—	2,975,079	—	8,394,397	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net realized and unrealized gain (loss)	2,258	27,441,522	979	30,440,914	2,201	123,993,434	1,650

Net change in net assets
from operations	$2,235	$22,313,059	$920	$30,023,221	$2,148	$117,275,081	$1,550

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Assets
Investments, at fair value^	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149
Receivables:
Investments in Fund shares sold	309,672	3	269,711	5	2,918,779	12	999,845
Investment Division units sold	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Total assets	1,996,581,921	267,472	346,876,070	508,278	5,542,566,024	988,557	1,922,749,697

Liabilities
Payables:
Investments in Fund shares purchased	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Investment Division units redeemed	234,769	—	260,022	—	2,715,974	—	928,598
Insurance fees due to Jackson	74,903	3	9,689	5	202,805	12	71,247
Total liabilities	1,992,649	3	758,064	34,849	6,436,658	12	2,178,548
Net assets	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

^Investments in Funds, shares outstanding	122,142,638	16,359	16,121,006	22,020	249,038,658	43,994	128,724,608
^Investments in Funds, at cost	$1,641,939,330	$265,363	$263,084,694	$470,383	$4,153,447,829	$958,974	$1,650,817,750

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$10,586,690
Expenses
Asset-based charges	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Total expenses	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Net investment income (loss)	(22,670,865)	(65)	(2,959,418)	(76)	(63,187,475)	(610)	(9,605,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	82,014,205
Investments	30,169,669	—	8,484,492	1	128,684,903	13	25,043,039
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net realized and unrealized gain (loss)	300,167,081	2,106	68,410,155	3,047	921,980,006	29,584	372,047,981

Net change in net assets
from operations	$277,496,216	$2,041	$65,450,737	$2,971	$858,792,531	$28,974	$362,442,901

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Assets
Investments, at fair value^	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535
Receivables:
Investments in Fund shares sold	2	928,256	7	980,323	2	126,192	—
Investment Division units sold	—	698,011	—	1,098,539	35,064	126,742	—
Total assets	194,610	2,099,600,978	567,513	1,344,673,822	253,143	371,149,575	5,535

Liabilities
Payables:
Investments in Fund shares purchased	—	698,011	—	1,098,539	35,064	126,742	—
Investment Division units redeemed	—	848,493	—	928,797	—	112,055	—
Insurance fees due to Jackson	2	79,763	7	51,526	2	14,137	—
Total liabilities	2	1,626,267	7	2,078,862	35,066	252,934	—
Net assets	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

^Investments in Funds, shares outstanding	12,914	140,898,234	38,062	102,020,894	16,421	29,089,933	428
^Investments in Funds, at cost	$191,774	$1,767,975,877	$565,946	$1,146,614,160	$215,664	$322,696,855	$5,398

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$3,539,000	$—	$2,098,330	$—
Expenses
Asset-based charges	84	26,432,825	54	15,460,921	42	4,805,270	2
Total expenses	84	26,432,825	54	15,460,921	42	4,805,270	2
Net investment income (loss)	(84)	(26,432,825)	(54)	(11,921,921)	(42)	(2,706,940)	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net realized and unrealized gain (loss)	3,474	271,082,636	1,560	265,647,802	2,413	69,000,101	137

Net change in net assets
from operations	$3,390	$244,649,811	$1,506	$253,725,881	$2,371	$66,293,161	$135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments, at fair value^	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835
Receivables:
Investments in Fund shares sold	168,326	16,439	2,158,239	3	19,244	455,120	1,357,023
Investment Division units sold	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Total assets	145,667,776	30,707,732	3,848,438,507	247,914	48,771,972	814,640,906	1,887,189,627

Liabilities
Payables:
Investments in Fund shares purchased	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Investment Division units redeemed	164,091	15,572	2,015,739	—	17,864	424,235	1,284,730
Insurance fees due to Jackson	4,235	867	142,500	3	1,380	30,885	72,293
Total liabilities	190,874	44,136	4,319,380	3	20,421	660,547	3,178,792
Net assets	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

^Investments in Funds, shares outstanding	17,380,753	2,295,179	304,605,319	19,490	5,046,744	92,814,180	51,673,364
^Investments in Funds, at cost	$171,956,696	$40,063,157	$3,526,991,824	$245,664	$50,530,931	$856,834,212	$1,449,713,846

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$1,012,549	$58,211,967	$—	$738,608	$7,337,247	$—
Expenses
Asset-based charges	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Total expenses	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Net investment income (loss)	(1,688,413)	685,568	8,021,501	(74)	201,930	(3,819,086)	(23,501,951)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,190,209	—	—	—	—	28,156,211
Investments	(12,556,152)	(4,490,184)	24,818,073	1	(613,716)	(28,473,562)	66,089,720
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net realized and unrealized gain (loss)	(2,551,503)	2,534,325	417,814,343	2,248	916,246	(39,689,608)	471,858,926

Net change in net assets
from operations	$(4,239,916)	$3,219,893	$425,835,844	$2,174	$1,118,176	$(43,508,694))	$448,356,975

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value^	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216
Receivables:
Investments in Fund shares sold	2	1,675	—	674,177	1	80,214	2
Investment Division units sold	—	36,987	—	302,326	—	554,270	—
Total assets	162,725	36,543,411	4,222	884,783,843	76,812	500,163,470	176,218

Liabilities
Payables:
Investments in Fund shares purchased	—	36,987	—	302,326	—	554,270	—
Investment Division units redeemed	—	667	—	641,932	—	60,983	—
Insurance fees due to Jackson	2	1,008	—	32,245	1	19,231	2
Total liabilities	2	38,662	—	976,503	1	634,484	2
Net assets	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

^Investments in Funds, shares outstanding	4,305	3,297,629	381	63,355,365	5,479	29,093,127	9,995
^Investments in Funds, at cost	$158,909	$34,184,121	$4,199	$890,522,200	$76,622	$439,014,587	$169,466

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$16,153,569	$—	$5,192,186	$—
Expenses
Asset-based charges	95	356,334	1	11,702,091	16	6,903,874	116
Total expenses	95	356,334	1	11,702,091	16	6,903,874	116
Net investment income (loss)	(95)	(356,334)	(1)	4,451,478	(16)	(1,711,688)	(116)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net realized and unrealized gain (loss)	3,816	2,584,536	23	62,536,465	189	114,117,426	6,753

Net change in net assets
from operations	$3,721	$2,228,202	$22	$66,987,943	$173	$112,405,738	$6,637

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551
Receivables:
Investments in Fund shares sold	3,121	—	81,287	1	6,351	1	3,746
Investment Division units sold	298,916	—	113,066	—	488,845	—	313,341
Total assets	22,365,928	23,911	61,612,776	84,647	78,427,677	76,164	59,085,638

Liabilities
Payables:
Investments in Fund shares purchased	298,916	—	113,066	—	488,845	—	313,341
Investment Division units redeemed	2,303	—	79,030	—	3,551	—	1,679
Insurance fees due to Jackson	818	—	2,257	1	2,800	1	2,067
Total liabilities	302,037	—	194,353	1	495,196	1	317,087
Net assets	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

^Investments in Funds, shares outstanding	2,033,538	2,204	5,692,162	7,838	7,162,912	7,000	5,487,260
^Investments in Funds, at cost	$21,418,384	$23,999	$61,255,395	$84,656	$75,891,929	$77,527	$57,715,188

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,334,146	$—	$2,232,964	$2,327	$1,295,837
Expenses
Asset-based charges	34,697	1	719,716	59	347,100	14	234,374
Total expenses	34,697	1	719,716	59	347,100	14	234,374
Net investment income (loss)	(34,697)	(1)	614,430	(59)	1,885,864	2,313	1,061,463

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	284,258	—	38,166	39	41,805
Investments	11,192	—	951,236	—	117,676	—	69,977
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net realized and unrealized gain (loss)	656,699	(88)	776,621	(10)	2,196,394	(1,325)	1,165,145

Net change in net assets
from operations	$622,002	$(89)	$1,391,051	$(69)	$4,082,258	$988	$2,226,608

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value^	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934
Receivables:
Investments in Fund shares sold	2	894,605	2	63,012	1	1,887,452	2
Investment Division units sold	—	653,979	—	2,992	—	1,267,709	—
Total assets	173,927	1,059,616,051	126,143	63,159,362	54,266	2,963,446,990	174,936

Liabilities
Payables:
Investments in Fund shares purchased	—	653,979	—	2,992	—	1,267,709	—
Investment Division units redeemed	—	855,546	—	61,257	—	1,773,864	—
Insurance fees due to Jackson	2	39,059	2	1,755	1	113,588	2
Total liabilities	2	1,548,584	2	66,004	1	3,155,161	2
Net assets	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

^Investments in Funds, shares outstanding	16,224	77,118,620	8,687	6,107,779	5,248	228,947,551	12,576
^Investments in Funds, at cost	$174,480	$855,275,208	$124,028	$62,456,493	$53,991	$2,911,922,547	$174,434

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Investment Income
Dividends	$1,669	$8,617,847	$—	$115,766	$—	$10,145,821	$—
Expenses
Asset-based charges	18	12,960,428	47	578,259	9	41,876,924	81
Total expenses	18	12,960,428	47	578,259	9	41,876,924	81
Net investment income (loss)	1,651	(4,342,581)	(47)	(462,493)	(9)	(31,731,103)	(81)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	52	18,056,010	—	1,820,198	—	—	—
Investments	—	30,227,082	1	(845,539)	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net realized and unrealized gain (loss)	(503)	168,600,071	2,114	5,605,497	274	145,414,831	500

Net change in net assets
from operations	$1,148	$164,257,490	$2,067	$5,143,004	$265	$113,683,728	$419

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value^	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817
Receivables:
Investments in Fund shares sold	133,824	1	243,627	4	489,312	2	49,908
Investment Division units sold	3	—	1,966,008	—	1,285,189	—	51,105
Total assets	11,153,198	77,506	642,728,767	352,648	790,765,753	173,026	42,659,830

Liabilities
Payables:
Investments in Fund shares purchased	3	—	1,966,008	—	1,285,189	—	51,105
Investment Division units redeemed	133,507	—	220,742	—	461,617	—	48,706
Insurance fees due to Jackson	317	1	22,885	4	27,695	2	1,202
Total liabilities	133,827	1	2,209,635	4	1,774,501	2	101,013
Net assets	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

^Investments in Funds, shares outstanding	991,843	6,964	42,815,450	23,557	72,785,171	15,947	4,338,310
^Investments in Funds, at cost	$10,806,797	$77,610	$603,906,544	$350,030	$788,775,876	$172,786	$42,750,285

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$57,652	$—	$—	$—	$20,332,641	$—	$1,556,468
Expenses
Asset-based charges	79,568	55	4,096,967	87	9,516,203	116	416,003
Total expenses	79,568	55	4,096,967	87	9,516,203	116	416,003
Net investment income (loss)	(21,916)	(55)	(4,096,967)	(87)	10,816,438	(116)	1,140,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	60,567	—	21,352,088	—	—	—	—
Investments	80,206	—	3,488,726	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net realized and unrealized gain (loss)	349,925	(105)	55,309,670	2,615	8,382,079	240	443,987

Net change in net assets
from operations	$328,009	$(160)	$51,212,703	$2,528	$19,198,517	$124	$1,584,452

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
Assets
Investments, at fair value^	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229
Receivables:
Investments in Fund shares sold	—	55,872	—	31,168	—	1,502,734	—
Investment Division units sold	—	198	—	207,631	—	175,858	—
Total assets	19,899	32,265,692	—	136,379,920	7,522	1,859,251,180	3,229

Liabilities
Payables:
Investments in Fund shares purchased	—	198	—	207,631	—	175,858	—
Investment Division units redeemed	—	54,966	—	27,189	—	1,431,304	—
Insurance fees due to Jackson	—	906	—	3,979	—	71,430	—
Total liabilities	—	56,070	—	238,799	—	1,678,592	—
Net assets	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

^Investments in Funds, shares outstanding	2,024	2,554,292	—	10,882,584	601	146,150,479	253
^Investments in Funds, at cost	$19,849	$30,026,941	$—	$127,848,291	$7,398	$1,823,103,605	$3,179

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$1,588,184	$—	$2,162,507	$—	$17,547,876	$—
Expenses
Asset-based charges	9	332,145	—	1,273,786	2	26,665,884	1
Total expenses	9	332,145	—	1,273,786	2	26,665,884	1
Net investment income (loss)	(9)	1,256,039	—	888,721	(2)	(9,118,008)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	2,583,011	—	16,747,624	—
Investments	—	331,854	—	925,625	—	(6,929,505)	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net realized and unrealized gain (loss)	50	3,416,604	—	11,380,204	124	181,767,073	50

Net change in net assets
from operations	$41	$4,672,643	$—	$12,268,925	$122	$172,649,065	$49

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value^	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446
Receivables:
Investments in Fund shares sold	538,136	—	272,157	—	712,439	—	697,978
Investment Division units sold	329,238	—	115,092	—	398,987	—	302,289
Total assets	1,391,714,868	5,014	518,378,114	25,013	682,845,902	40,861	1,888,729,713

Liabilities
Payables:
Investments in Fund shares purchased	329,238	—	115,092	—	398,987	—	302,289
Investment Division units redeemed	483,833	—	252,115	—	687,201	—	626,747
Insurance fees due to Jackson	54,303	—	20,042	—	25,238	—	71,231
Total liabilities	867,374	—	387,249	—	1,111,426	—	1,000,267
Net assets	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

^Investments in Funds, shares outstanding	99,559,592	359	44,121,879	2,122	63,535,366	3,783	157,573,410
^Investments in Funds, at cost	$1,052,231,243	$4,999	$461,239,666	$24,336	$708,144,663	$41,200	$1,772,782,094

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$8,152,243	$—	$—	$—	$70,139,462
Expenses
Asset-based charges	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Total expenses	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Net investment income (loss)	(19,865,960)	(1)	1,243,212	(17)	(9,230,057)	(12)	44,348,813

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net realized and unrealized gain (loss)	154,451,565	15	69,727,242	677	22,358,783	(339)	106,149,431

Net change in net assets
from operations	$134,585,605	$14	$70,970,454	$660	$13,128,726	$(351)	$150,498,244

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I
Assets
Investments, at fair value^	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437
Receivables:
Investments in Fund shares sold	1	245,898	2	257,547	—	804,671	1
Investment Division units sold	—	632,973	—	45,352	—	270,988	—
Total assets	78,831	698,431,575	158,258	654,102,028	23,330	893,547,536	80,438

Liabilities
Payables:
Investments in Fund shares purchased	—	632,973	—	45,352	—	270,988	—
Investment Division units redeemed	—	219,928	—	232,092	—	770,132	—
Insurance fees due to Jackson	1	25,970	2	25,455	—	34,539	1
Total liabilities	1	878,871	2	302,899	—	1,075,659	1
Net assets	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

^Investments in Funds, shares outstanding	6,873	60,604,058	13,608	56,071,966	1,980	76,410,263	6,765
^Investments in Funds, at cost	$78,477	$594,901,365	$154,460	$589,722,651	$23,043	$913,016,760	$80,250

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Investment Income
Dividends	$—	$6,468,819	$—	$19,349,050	$—	$18,182,271	$—
Expenses
Asset-based charges	22	8,108,115	41	9,334,023	16	12,853,068	53
Total expenses	22	8,108,115	41	9,334,023	16	12,853,068	53
Net investment income (loss)	(22)	(1,639,296)	(41)	10,015,027	(16)	5,329,203	(53)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,693,176	—	10,838,077	—	—	—
Investments	—	9,010,082	—	13,353,065	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net realized and unrealized gain (loss)	353	152,085,768	3,796	31,402,673	287	8,898,745	187

Net change in net assets
from operations	$331	$150,446,472	$3,755	$41,417,700	$271	$14,227,948	$134

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A
Assets
Investments, at fair value^	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065
Receivables:
Investments in Fund shares sold	111,430	77	2	905,387	—	1,262,588	532
Investment Division units sold	80,229	24,398	—	607,481	—	1,109,819	172,760
Total assets	147,473,431	3,048,964	133,738	541,202,817	7,920	693,022,251	9,686,357

Liabilities
Payables:
Investments in Fund shares purchased	80,229	24,398	—	607,481	—	1,109,819	172,760
Investment Division units redeemed	106,171	—	—	887,228	—	1,236,274	190
Insurance fees due to Jackson	5,259	77	2	18,159	—	26,314	342
Total liabilities	191,659	24,475	2	1,512,868	—	2,372,407	173,292
Net assets	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

^Investments in Funds, shares outstanding	12,795,984	287,773	12,713	44,602,475	654	65,776,176	920,916
^Investments in Funds, at cost	$152,711,413	$2,926,993	$128,886	$523,759,376	$7,698	$540,818,571	$9,376,906

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$74,712	$—	$1,668,346	$—
Expenses
Asset-based charges	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Total expenses	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Net investment income (loss)	(1,908,688)	(4,505)	(107)	(1,852,748)	(3)	(5,921,545)	(13,824)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net realized and unrealized gain (loss)	20,092,899	97,688	4,852	15,707,779	222	209,458,922	136,935

Net change in net assets
from operations	$18,184,211	$93,183	$4,745	$13,855,031	$219	$203,537,377	$123,111

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments, at fair value^	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643
Receivables:
Investments in Fund shares sold	1	946,485	654,688	2	91,680	—	1,275,893
Investment Division units sold	—	537,883	413,075	—	289,066	—	1,269,358
Total assets	48,922	1,290,339,418	995,204,614	151,711	364,113,666	32,172	1,556,731,894

Liabilities
Payables:
Investments in Fund shares purchased	—	537,883	413,075	—	289,066	—	1,269,358
Investment Division units redeemed	—	898,103	617,938	—	77,516	—	1,218,211
Insurance fees due to Jackson	1	48,382	36,750	2	14,164	—	57,682
Total liabilities	1	1,484,368	1,067,763	2	380,746	—	2,545,251
Net assets	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

^Investments in Funds, shares outstanding	4,731	129,273,325	70,506,160	10,202	20,976,524	1,834	62,392,077
^Investments in Funds, at cost	$48,716	$1,300,733,382	$864,881,278	$149,647	$308,527,561	$32,321	$1,275,056,664

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$40,448,386	$13,263,527	$—	$4,172,160	$—	$—
Expenses
Asset-based charges	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Total expenses	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Net investment income (loss)	(7)	22,564,592	941,408	(42)	(771,988)	(2)	(17,858,960)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	26,186,565	3,654,810	—	—	—	36,979,701
Investments	—	(9,125,803)	13,286,373	—	10,816,413	—	35,865,241
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net realized and unrealized gain (loss)	205	85,535,368	172,504,458	2,062	28,114,207	(149)	294,154,402

Net change in net assets
from operations	$198	$108,099,960	$173,445,866	$2,020	$27,342,219	$(151)	$276,295,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I
Assets
Investments, at fair value^	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851
Receivables:
Investments in Fund shares sold	2	1,115,433	2	691,965	—	183,038	1
Investment Division units sold	—	890,645	—	124,792	—	340,350	35,252
Total assets	161,496	1,384,983,765	155,599	783,105,704	—	446,594,051	153,104

Liabilities
Payables:
Investments in Fund shares purchased	—	890,645	—	124,792	—	340,350	35,252
Investment Division units redeemed	—	1,064,336	—	662,712	—	167,240	—
Insurance fees due to Jackson	2	51,097	2	29,253	—	15,798	1
Total liabilities	2	2,006,078	2	816,757	—	523,388	35,253
Net assets	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

^Investments in Funds, shares outstanding	6,255	40,074,694	4,403	59,762,334	—	38,924,142	10,239
^Investments in Funds, at cost	$156,733	$1,214,973,286	$152,784	$805,714,970	$—	$396,864,693	$115,196

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$20,952,125	$—	$5,328,777	$—
Expenses
Asset-based charges	93	15,592,233	46	11,255,400	—	5,557,621	23
Total expenses	93	15,592,233	46	11,255,400	—	5,557,621	23
Net investment income (loss)	(93)	(15,592,233)	(46)	9,696,725	—	(228,844)	(23)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	19,424,369	—	—	—	—	—
Investments	2	11,905,636	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net realized and unrealized gain (loss)	4,763	291,264,250	2,815	(648,135)	—	100,089,687	2,655

Net change in net assets
from operations	$4,670	$275,672,017	$2,769	$9,048,590	$—	$99,860,843	$2,632

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value^	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536
Receivables:
Investments in Fund shares sold	330,282	1	58,476	299,010	4	653,869	—
Investment Division units sold	102,546	—	44,783	227,187	—	733,849	—
Total assets	54,034,266	47,595	453,162,748	827,318,166	322,219	1,039,225,235	536

Liabilities
Payables:
Investments in Fund shares purchased	102,546	—	44,783	227,187	—	733,849	—
Investment Division units redeemed	328,829	—	40,769	268,296	—	614,591	—
Insurance fees due to Jackson	1,453	1	17,707	30,714	4	39,278	—
Total liabilities	432,828	1	103,259	526,197	4	1,387,718	—
Net assets	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

^Investments in Funds, shares outstanding	4,027,155	3,576	32,759,182	70,365,274	26,476	49,872,058	25
^Investments in Funds, at cost	$47,485,357	$47,165	$334,269,911	$835,424,361	$321,356	$907,673,167	$500

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Investment Income
Dividends	$1,062,935	$—	$—	$15,844,528	$—	$10,900,325	$—
Expenses
Asset-based charges	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Total expenses	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Net investment income (loss)	593,499	(4)	(6,129,629)	4,726,004	(156)	(2,193,963)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	54,360,679	—
Investments	179,451	—	16,361,837	(2,040,317)	—	22,097,009	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net realized and unrealized gain (loss)	10,714,742	429	64,680,105	8,098,033	859	176,330,493	36

Net change in net assets
from operations	$11,308,241	$425	$58,550,476	$12,824,037	$703	$174,136,530	$36

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Assets
Investments, at fair value^	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224
Receivables:
Investments in Fund shares sold	300	1	522,063	—	971,222	3	1,222,583
Investment Division units sold	129,241	—	1,614,236	97	758,209	—	463,975
Total assets	7,332,421	46,783	825,047,874	15,774	1,273,343,859	203,729	1,406,605,782

Liabilities
Payables:
Investments in Fund shares purchased	129,241	—	1,614,236	97	758,209	—	463,975
Investment Division units redeemed	46	—	489,765	—	922,836	—	1,169,071
Insurance fees due to Jackson	254	1	32,298	—	48,386	3	53,512
Total liabilities	129,541	1	2,136,299	97	1,729,431	3	1,686,558
Net assets	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

^Investments in Funds, shares outstanding	678,877	4,405	29,750,961	566	107,946,895	17,192	53,807,707
^Investments in Funds, at cost	$6,943,531	$44,170	$547,264,753	$15,469	$1,063,084,280	$195,843	$1,451,554,356

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$10,271,764	$—	$29,506,447
Expenses
Asset-based charges	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Total expenses	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Net investment income (loss)	(12,430)	(29)	(9,732,223)	(3)	(3,853,309)	(47)	9,417,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net realized and unrealized gain (loss)	282,421	2,613	168,191,679	208	282,214,325	7,984	(101,080,969)

Net change in net assets
from operations	$269,991	$2,584	$158,459,456	$205	$278,361,016	$7,937	$(91,663,504)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848
Receivables:
Investments in Fund shares sold	—	355,354	458,974	1	1,050,424	1	619,199
Investment Division units sold	—	311,932	4,993,682	—	1,310,711	—	669,928
Total assets	5,533	452,654,322	1,365,388,243	113,765	2,744,165,428	62,522	936,802,975

Liabilities
Payables:
Investments in Fund shares purchased	—	311,932	4,993,682	—	1,310,711	—	669,928
Investment Division units redeemed	—	338,396	407,489	—	946,559	—	583,644
Insurance fees due to Jackson	—	16,958	51,485	1	103,865	1	35,555
Total liabilities	—	667,286	5,452,656	1	2,361,135	1	1,289,127
Net assets	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

^Investments in Funds, shares outstanding	209	33,356,977	97,556,355	8,143	106,976,367	2,427	63,988,635
^Investments in Funds, at cost	$5,255	$426,830,678	$1,116,247,182	$112,012	$2,532,445,760	$62,449	$727,951,767

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$12,115,579	$11,062,251	$—	$22,712,898	$—	$—
Expenses
Asset-based charges	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Total expenses	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Net investment income (loss)	(2)	6,744,049	(5,632,762)	(36)	(13,166,210)	(13)	(11,989,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	43,529,313	—	172,317,887	—	—
Investments	—	109,590	47,879,284	1	36,844,284	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net realized and unrealized gain (loss)	278	66,072,917	200,732,037	1,753	487,892,075	72	122,784,028

Net change in net assets
from operations	$276	$72,816,966	$195,099,275	$1,717	$474,725,865	$59	$110,794,482

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I	JNL/MC JNL 5 Fund - Class A
Assets
Investments, at fair value^	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650
Receivables:
Investments in Fund shares sold	853	1	4,941,019	3	873,344	8	1,254,383
Investment Division units sold	126,738	—	1,941,487	—	999,527	—	352,641
Total assets	16,512,010	60,379	2,174,372,324	252,623	1,590,249,160	656,659	3,271,605,674

Liabilities
Payables:
Investments in Fund shares purchased	126,738	—	1,941,487	—	999,527	—	352,641
Investment Division units redeemed	250	—	4,858,360	—	813,971	—	1,124,717
Insurance fees due to Jackson	603	1	82,659	3	59,373	8	129,666
Total liabilities	127,591	1	6,882,506	3	1,872,871	8	1,607,024
Net assets	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

^Investments in Funds, shares outstanding	1,535,559	5,659	141,573,469	16,194	101,884,303	40,509	209,481,015
^Investments in Funds, at cost	$15,703,580	$59,993	$1,598,876,296	$249,414	$1,382,545,973	$643,929	$2,488,563,704

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Investment Income
Dividends	$—	$—	$11,392,002	$—	$41,280,239	$—	$65,667,462
Expenses
Asset-based charges	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Total expenses	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Net investment income (loss)	(42,983)	(7)	(13,974,684)	(104)	22,404,034	(233)	21,552,738

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	39,387,464	—	—	—	—
Investments	(159,420)	—	82,373,995	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net realized and unrealized gain (loss)	521,419	385	527,641,570	3,208	257,693,560	12,939	425,849,095

Net change in net assets
from operations	$478,436	$378	$513,666,886	$3,104	$280,097,594	$12,706	$447,401,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I
Assets
Investments, at fair value^	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208
Receivables:
Investments in Fund shares sold	7	81,212	—	770	—	293,494	—
Investment Division units sold	—	135,043	—	7,276	—	444,337	—
Total assets	587,505	42,500,573	—	15,110,961	—	368,490,111	25,208

Liabilities
Payables:
Investments in Fund shares purchased	—	135,043	—	7,276	—	444,337	—
Investment Division units redeemed	—	79,663	—	325	—	278,918	—
Insurance fees due to Jackson	7	1,549	—	445	—	14,576	—
Total liabilities	7	216,255	—	8,046	—	737,831	—
Net assets	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

^Investments in Funds, shares outstanding	37,516	3,959,206	—	1,365,544	—	12,885,504	882
^Investments in Funds, at cost	$573,453	$40,738,324	$—	$14,489,691	$—	$271,283,020	$24,741

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$70,841	$—	$—	$—
Expenses
Asset-based charges	171	117,499	—	53,958	—	5,137,895	9
Total expenses	171	117,499	—	53,958	—	5,137,895	9
Net investment income (loss)	(171)	(117,499)	—	16,883	—	(5,137,895)	(9)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	239,197	—	—	—
Investments	3	(87,879)	—	14,936	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net realized and unrealized gain (loss)	14,048	1,458,115	—	867,357	—	68,072,819	467

Net change in net assets
from operations	$13,877	$1,340,616	$—	$884,240	$—	$62,934,924	$458

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I
Assets
Investments, at fair value^	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162
Receivables:
Investments in Fund shares sold	832,809	3	62,686	24,495	1	1,084	—
Investment Division units sold	7,119,795	49	185,146	113,032	—	180,026	49
Total assets	2,071,558,466	268,266	295,719,590	5,451,854	74,450	16,533,507	9,211

Liabilities
Payables:
Investments in Fund shares purchased	7,119,795	49	185,146	113,032	—	180,026	49
Investment Division units redeemed	755,306	—	51,710	24,319	—	521	—
Insurance fees due to Jackson	77,503	3	10,976	176	1	563	—
Total liabilities	7,952,604	52	247,832	137,527	1	181,110	49
Net assets	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

^Investments in Funds, shares outstanding	90,232,001	17,786	17,661,193	519,485	7,270	1,522,570	853
^Investments in Funds, at cost	$1,782,925,715	$264,194	$261,891,138	$5,298,335	$73,847	$15,969,911	$9,072

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Investment Income
Dividends	$5,602,026	$—	$8,478,876	$—	$—	$—	$—
Expenses
Asset-based charges	22,647,333	113	3,485,376	7,573	18	22,661	3
Total expenses	22,647,333	113	3,485,376	7,573	18	22,661	3
Net investment income (loss)	(17,045,307)	(113)	4,993,500	(7,573)	(18)	(22,661)	(3)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	31,408,269	—	—	—	—	—	—
Investments	24,744,005	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net realized and unrealized gain (loss)	414,238,128	4,024	42,507,178	16,040	603	389,192	90

Net change in net assets
from operations	$397,192,821	$3,911	$47,500,678	$8,467	$585	$366,531	$87

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I		JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Assets
Investments, at fair value^	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058
Receivables:
Investments in Fund shares sold	256	—		4,103,064	6	1,922,565	390,030
Investment Division units sold	34,271	49		2,216,571	49	9,899,079	261,900
Total assets	5,616,454	11,610		2,664,948,907	470,152	6,711,054,729	550,994,988

Liabilities
Payables:
Investments in Fund shares purchased	34,271	49		2,216,571	49	9,899,079	261,900
Investment Division units redeemed	62	—		4,003,611	—	1,672,019	369,214
Insurance fees due to Jackson	194	—		99,453	6	250,546	20,816
Total liabilities	34,527	49		6,319,635	55	11,821,644	651,930
Net assets	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

^Investments in Funds, shares outstanding	521,675	1,081		122,743,734	21,310	305,343,349	60,146,782
^Investments in Funds, at cost	$5,434,551	$11,482		$2,303,575,931	$465,482	$5,190,365,985	$551,318,684

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Investment Income
Dividends	$—	$—	$7,437,514	$23,526,270	$—	$80,802,869	$3,816,166
Expenses
Asset-based charges	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Total expenses	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Net investment income (loss)	(6,838)	(2)	5,089,500	(10,315,481)	(141)	1,226,655	(4,910,307)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	166,307,722	—	97,637,769	2,627,151
Investments	2,765	—	(220,225,552)	74,207,606	1	187,209,560	(13,478,392)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net realized and unrealized gain (loss)	150,141	79	3,511,381	334,968,194	4,616	1,029,033,847	(32,793,393)

Net change in net assets
from operations	$143,303	$77	$8,600,881	$324,652,713	$4,475	$1,030,260,502	$(37,703,700)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I
Assets
Investments, at fair value^	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847
Receivables:
Investments in Fund shares sold	—	3,169,462	5	80,482	—	22,239	—
Investment Division units sold	—	911,613	49	138,905	—	15,648	—
Total assets	26,704	1,946,622,482	369,079	107,352,060	3,044	76,493,806	21,847

Liabilities
Payables:
Investments in Fund shares purchased	—	911,613	49	138,905	—	15,648	—
Investment Division units redeemed	—	3,096,281	—	76,503	—	20,057	—
Insurance fees due to Jackson	—	73,181	5	3,979	—	2,182	—
Total liabilities	—	4,081,075	54	219,387	—	37,887	—
Net assets	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

^Investments in Funds, shares outstanding	2,977	98,556,134	18,396	7,363,070	222	5,800,904	1,655
^Investments in Funds, at cost	$26,369	$1,632,430,569	$366,565	$100,540,110	$2,999	$71,113,463	$22,463

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Investment Income
Dividends	$—	$14,728,673	$—	$3,793,898	$—	$1,791,590	$—
Expenses
Asset-based charges	6	24,856,393	107	1,584,675	1	777,507	16
Total expenses	6	24,856,393	107	1,584,675	1	777,507	16
Net investment income (loss)	(6)	(10,127,720)	(107)	2,209,223	(1)	1,014,083	(16)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	74,384,213	—	4,438,971	—	1,946,055	—
Investments	—	67,339,760	1	3,889,316	—	2,114,542	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net realized and unrealized gain (loss)	335	202,500,547	2,461	33,511	45	5,985,814	(616)

Net change in net assets
from operations	$329	$192,372,827	$2,354	$2,242,734	$44	$6,999,897	$(632)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A
Assets
Investments, at fair value^	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484
Receivables:
Investments in Fund shares sold	184,608	2	116,222	110,915	81,813		23,447
Investment Division units sold	235,990	—	19,265	—	—		7,886
Total assets	775,384,735	159,732	360,749,937	48,084,007	183,783,269		11,401,817

Liabilities
Payables:
Investments in Fund shares purchased	235,990	—	19,265	—	—		7,886
Investment Division units redeemed	154,481	—	105,779	109,556	76,622		23,128
Insurance fees due to Jackson	30,127	2	10,443	1,359	5,191		319
Total liabilities	420,598	2	135,487	110,915	81,813		31,333
Net assets	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484

^Investments in Funds, shares outstanding	63,888,222	13,093	30,534,670	3,909,787	15,450,080		1,139,327
^Investments in Funds, at cost	$716,910,849	$154,181	$330,198,127	$41,007,701	$163,466,212		$11,432,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Investment Income
Dividends	$9,280,906	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Total expenses	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Net investment income (loss)	(1,246,692)	(70)	(3,865,471)	(459,376)	(1,854,951)	(616,662)	(130,303)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net realized and unrealized gain (loss)	81,311,871	5,551	37,659,738	8,721,405	26,023,510	15,986,874	289,924

Net change in net assets
from operations	$80,065,179	$5,481	$33,794,267	$8,262,029	$24,168,559	$15,370,212	$159,621

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Assets
Investments, at fair value^	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746
Receivables:
Investments in Fund shares sold	—	544	266,166	1	108,451	—	60,392
Investment Division units sold	—	—	5,560,229	10,000	56,234	—	68,538
Total assets	2,494	14,331,635	637,891,447	77,586	75,047,930	5,819	36,504,676

Liabilities
Payables:
Investments in Fund shares purchased	—	—	5,560,229	10,000	56,234	—	68,538
Investment Division units redeemed	—	145	242,101	—	106,335	—	59,389
Insurance fees due to Jackson	—	399	24,065	1	2,116	—	1,003
Total liabilities	—	544	5,826,395	10,001	164,685	—	128,930
Net assets	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

^Investments in Funds, shares outstanding	250	1,275,008	57,045,582	6,061	7,392,226	574	3,049,099
^Investments in Funds, at cost	$2,499	$15,856,791	$622,736,977	$67,256	$77,037,020	$5,798	$31,051,141

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Investment Income
Dividends	$—	$2,455,152	$17,723,982	$—	$3,103,271	$—	$16,736
Expenses
Asset-based charges	1	133,381	8,189,067	11	831,446	2	194,816
Total expenses	1	133,381	8,189,067	11	831,446	2	194,816
Net investment income (loss)	(1)	2,321,771	9,534,915	(11)	2,271,825	(2)	(178,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net realized and unrealized gain (loss)	(5)	(1,630,781)	18,987,282	329	842,470	21	6,113,606

Net change in net assets
from operations	$(6)	$690,990	$28,522,197	$318	$3,114,295	$19	$5,935,526

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments, at fair value^	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487
Receivables:
Investments in Fund shares sold	1,879,695	2	287,750	1	56,415	6	633,933
Investment Division units sold	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Total assets	1,821,437,367	187,804	288,091,797	41,955	129,308,220	538,738	1,116,505,061

Liabilities
Payables:
Investments in Fund shares purchased	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Investment Division units redeemed	1,808,558	—	277,572	—	51,684	—	591,051
Insurance fees due to Jackson	71,137	2	10,178	1	4,731	6	42,882
Total liabilities	2,879,994	2	660,325	1	1,268,413	15,006	1,685,574
Net assets	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

^Investments in Funds, shares outstanding	97,929,853	9,942	24,545,813	3,580	12,714,976	51,958	112,042,159
^Investments in Funds, at cost	$1,407,830,331	$184,123	$280,819,829	$41,818	$127,743,117	$522,906	$1,239,232,866

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$12,195,734	$—	$5,143,435	$—	$—	$—	$—
Expenses
Asset-based charges	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Total expenses	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Net investment income (loss)	(9,536,930)	(64)	2,009,405	(4)	(244,643)	(205)	(16,022,847)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	756,779	—	—	—	—
Investments	45,995,685	1	2,436,468	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net realized and unrealized gain (loss)	443,630,648	3,680	10,198,309	136	322,722	840	34,609,264

Net change in net assets
from operations	$434,093,718	$3,616	$12,207,714	$132	$78,079	$635	$18,586,417

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I
Assets
Investments, at fair value^	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513
Receivables:
Investments in Fund shares sold	1	1,097,949	1	4,590,555	2	618,142	—
Investment Division units sold	—	880,498	49	667,300	—	61,350	—
Total assets	92,412	1,364,815,924	105,489	1,645,587,495	150,328	14,581,904	2,513

Liabilities
Payables:
Investments in Fund shares purchased	—	880,498	49	667,300	—	61,350	—
Investment Division units redeemed	—	1,046,908	—	4,528,138	—	617,744	—
Insurance fees due to Jackson	1	51,041	1	62,417	2	398	—
Total liabilities	1	1,978,447	50	5,257,855	2	679,492	—
Net assets	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

^Investments in Funds, shares outstanding	9,186	129,301,468	9,994	120,258,771	9,496	1,560,316	282
^Investments in Funds, at cost	$91,707	$1,381,487,330	$105,154	$1,609,909,714	$149,210	$14,583,462	$2,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Investment Income
Dividends	$—	$44,828,824	$—	$95,764,172	$—	$592,963	$—
Expenses
Asset-based charges	62	19,017,963	38	23,287,584	69	158,637	1
Total expenses	62	19,017,963	38	23,287,584	69	158,637	1
Net investment income (loss)	(62)	25,810,861	(38)	72,476,588	(69)	434,326	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net realized and unrealized gain (loss)	704	(5,092,249)	285	23,874,125	1,116	(21,222)	14

Net change in net assets
from operations	$642	$20,718,612	$247	$96,350,713	$1,047	$413,104	$13

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/PPM America Value Equity Fund - Class A
Assets
Investments, at fair value^	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432
Receivables:
Investments in Fund shares sold	394,258	1	3,612,865	1	107,888	1	74,373
Investment Division units sold	274,120	—	418,508	52,189	175,402	97	133,333
Total assets	612,189,840	45,707	821,698,946	185,692	298,165,488	118,854	216,889,138

Liabilities
Payables:
Investments in Fund shares purchased	274,120	—	418,508	52,189	175,402	97	133,333
Investment Division units redeemed	371,760	—	3,580,902	—	97,178	—	65,912
Insurance fees due to Jackson	22,498	1	31,963	1	10,710	1	8,461
Total liabilities	668,378	1	4,031,373	52,190	283,290	98	207,706
Net assets	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

^Investments in Funds, shares outstanding	38,802,123	2,878	53,864,794	8,563	24,927,381	9,929	9,085,175
^Investments in Funds, at cost	$549,592,286	$44,173	$668,166,958	$132,407	$297,623,628	$118,247	$172,220,698

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Investment Income
Dividends	$3,777,368	$—	$2,566,689	$—	$6,302,742	$—	$2,760,451
Expenses
Asset-based charges	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Total expenses	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Net investment income (loss)	(5,010,561)	(16)	(8,178,278)	(20)	2,597,898	(54)	(298,594)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	20,113,110	—	5,117,709	—	—	—	—
Investments	21,949,765	13	44,091,377	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net realized and unrealized gain (loss)	66,072,844	1,546	111,346,637	1,096	5,253,685	509	25,962,026

Net change in net assets
from operations	$61,062,283	$1,530	$103,168,359	$1,076	$7,851,583	$455	$25,663,432

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I		JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value^	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757
Receivables:
Investments in Fund shares sold	—		4,958,390	10	754,244	—	2,366,025
Investment Division units sold	—		1,763,147	—	408,340	—	1,351,723
Total assets	—		6,619,884,651	825,633	1,020,576,371	8,779	3,383,725,505

Liabilities
Payables:
Investments in Fund shares purchased	—		1,763,147	—	408,340	—	1,351,723
Investment Division units redeemed	—		4,712,840	—	715,088	—	2,237,215
Insurance fees due to Jackson	—		245,550	10	39,156	—	128,810
Total liabilities	—		6,721,537	10	1,162,584	—	3,717,748
Net assets	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

^Investments in Funds, shares outstanding	—		324,015,831	40,432	60,463,451	517	211,382,599
^Investments in Funds, at cost	$—		$5,376,859,523	$790,244	$935,927,031	$8,660	$3,097,206,030

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$—	$16,612,614	$—	$—	$12,950,580	$—	$91,621,086
Expenses
Asset-based charges	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Total expenses	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Net investment income (loss)	—	12,442,052	(89,588,567)	(326)	(948,220)	(2)	42,776,360

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,697,409	—	—	7,278,695	—	193,533,121
Investments	—	24,890,506	181,339,070	11	(11,888,268)	—	86,030,865
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net realized and unrealized gain (loss)	—	85,138,656	926,899,402	35,390	162,035,803	119	291,245,706

Net change in net assets
from operations	$—	$97,580,708	$837,310,835	$35,064	$161,087,583	$117	$334,022,066

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value^	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341
Receivables:
Investments in Fund shares sold	2	4,579	—	656,887	—	1,103,880	1
Investment Division units sold	20,000	420,323	—	247,577	—	789,398	—
Total assets	221,794	43,987,557	—	774,945,004	—	2,072,366,188	54,342

Liabilities
Payables:
Investments in Fund shares purchased	20,000	420,323	—	247,577	—	789,398	—
Investment Division units redeemed	—	3,377	—	627,394	—	1,023,482	—
Insurance fees due to Jackson	2	1,202	—	29,493	—	80,398	1
Total liabilities	20,002	424,902	—	904,464	—	1,893,278	1
Net assets	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

^Investments in Funds, shares outstanding	12,449	3,778,201	—	52,835,532	—	93,222,553	2,444
^Investments in Funds, at cost	$200,246	$39,033,304	$—	$754,033,402	$—	$1,457,428,224	$53,143

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Investment Income
Dividends	$—	$3,750,960	$—	$19,289,487	$—	$—	$—
Expenses
Asset-based charges	34	356,710	—	10,655,240	—	26,988,006	35
Total expenses	34	356,710	—	10,655,240	—	26,988,006	35
Net investment income (loss)	(34)	3,394,250	—	8,634,247	—	(26,988,006)	(35)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net realized and unrealized gain (loss)	1,548	5,639,603	—	111,707,162	—	391,851,927	1,198

Net change in net assets
from operations	$1,514	$9,033,853	$—	$120,341,409	$—	$364,863,921	$1,163

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value^	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141
Receivables:
Investments in Fund shares sold	769,081	—	2,325,396	3	743,091	1	1,848,699
Investment Division units sold	253,989	—	1,332,521	—	220,710	—	683,232
Total assets	1,355,174,082	—	5,278,526,777	244,647	3,023,975,731	112,093	5,898,169,072

Liabilities
Payables:
Investments in Fund shares purchased	253,989	—	1,332,521	—	220,710	—	683,232
Investment Division units redeemed	715,425	—	2,120,162	—	625,331	—	1,619,621
Insurance fees due to Jackson	53,656	—	205,234	3	117,760	1	229,078
Total liabilities	1,023,070	—	3,657,917	3	963,801	1	2,531,931
Net assets	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

^Investments in Funds, shares outstanding	100,905,441	—	279,685,517	12,965	195,917,818	7,260	336,125,265
^Investments in Funds, at cost	$1,201,408,320	$—	$3,723,503,524	$242,594	$2,437,267,192	$110,360	$4,406,175,482

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Total expenses	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Net investment income (loss)	(20,454,632)	—	(71,296,053)	(73)	(43,165,563)	(92)	(82,265,253)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net realized and unrealized gain (loss)	93,604,843	—	950,367,935	2,050	319,909,502	1,733	854,879,751

Net change in net assets
from operations	$73,150,211	$—	$879,071,882	$1,977	$276,743,939	$1,641	$772,614,498

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value^	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445
Receivables:
Investments in Fund shares sold	10	362,234	—	312,751	—	913,069	1,265,069
Investment Division units sold	—	184,643	—	205,496	—	100	2,986,539
Total assets	845,142	291,069,632	7,228	491,892,776	19,944	47,084,193	2,100,034,053

Liabilities
Payables:
Investments in Fund shares purchased	—	184,643	—	205,496	—	100	2,986,539
Investment Division units redeemed	—	351,722	—	294,135	—	911,755	1,196,568
Insurance fees due to Jackson	10	10,512	—	18,616	—	1,314	68,501
Total liabilities	10	546,877	—	518,247	—	913,169	4,251,608
Net assets	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

^Investments in Funds, shares outstanding	48,128	22,661,681	563	34,898,759	1,402	4,640,304	146,455,796
^Investments in Funds, at cost	$831,572	$255,501,293	$6,530	$475,300,752	$18,654	$45,666,909	$1,926,274,676

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$5,183,301	$—	$10,328,943	$—	$376,023	$11,175,904
Expenses
Asset-based charges	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Total expenses	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Net investment income (loss)	(430)	1,407,788	(5)	3,171,143	(9)	(107,125)	(3,880,439)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	12,273,904	—	308,962	12,885,979
Investments	5	6,021,623	3	(2,365,195)	—	228,051	12,788,453
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net realized and unrealized gain (loss)	13,565	26,393,018	701	41,569,027	1,290	400,653	156,812,875

Net change in net assets
from operations	$13,135	$27,800,806	$696	$44,740,170	$1,281	$293,528	$152,932,436

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments, at fair value^	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225
Receivables:
Investments in Fund shares sold	10	3,389,412	11	1,972,450	12	1,216,251	2
Investment Division units sold	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Total assets	787,661	5,412,475,775	889,214	4,611,586,190	1,021,408	938,153,876	202,227

Liabilities
Payables:
Investments in Fund shares purchased	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Investment Division units redeemed	—	3,186,152	—	1,795,917	—	1,181,472	—
Insurance fees due to Jackson	10	203,260	11	176,533	12	34,779	2
Total liabilities	107	9,150,915	11	5,019,236	10,012	1,471,806	10,002
Net assets	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

^Investments in Funds, shares outstanding	54,997	122,858,683	19,647	97,452,231	20,519	95,579,803	19,436
^Investments in Funds, at cost	$781,286	$4,258,058,828	$883,472	$3,732,119,166	$1,000,015	$948,078,557	$192,380

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Investment Income
Dividends	$—	$2,541,429	$—	$—	$—	$13,447,979	$—
Expenses
Asset-based charges	362	61,451,689	336	57,369,112	402	13,018,647	99
Total expenses	362	61,451,689	336	57,369,112	402	13,018,647	99
Net investment income (loss)	(362)	(58,910,260)	(336)	(57,369,112)	(402)	429,332	(99)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	248,039,971	—	209,991,389	—	—	—
Investments	3	135,769,804	456	117,267,475	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net realized and unrealized gain (loss)	6,271	1,220,033,192	6,187	869,750,221	11,505	(2,465,068)	(155)

Net change in net assets
from operations	$5,909	$1,161,122,932	$5,851	$812,381,109	$11,103	$(2,035,736)	$(254)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Assets
Investments, at fair value^	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898
Receivables:
Investments in Fund shares sold	900,716	5	9,700	1	42,734	—	163,167
Investment Division units sold	1,760,377	—	463,749	—	6,843	—	11,979
Total assets	1,952,833,243	437,738	148,427,349	75,960	23,561,302	—	56,544,044

Liabilities
Payables:
Investments in Fund shares purchased	1,760,377	—	463,749	—	6,843	—	11,979
Investment Division units redeemed	827,897	—	5,480	—	42,088	—	161,587
Insurance fees due to Jackson	72,819	5	4,220	1	646	—	1,580
Total liabilities	2,661,093	5	473,449	1	49,577	—	175,146
Net assets	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

^Investments in Funds, shares outstanding	111,693,709	24,051	8,617,001	4,421	1,562,241	—	5,483,356
^Investments in Funds, at cost	$1,742,408,724	$437,004	$123,916,622	$76,107	$19,083,445	$—	$55,937,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Investment Income
Dividends	$27,536,587	$—	$1,966,572	$—	$147,232	$—	$2,538,977
Expenses
Asset-based charges	23,168,956	100	1,319,169	4	214,853	—	599,378
Total expenses	23,168,956	100	1,319,169	4	214,853	—	599,378
Net investment income (loss)	4,367,631	(100)	647,403	(4)	(67,621)	—	1,939,599

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	73,386,711	—	2,435,312	—	—	—	—
Investments	22,552,887	2	3,721,642	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net realized and unrealized gain (loss)	264,019,007	731	17,180,384	(148)	3,329,401	—	3,762,266

Net change in net assets
from operations	$268,386,638	$631	$17,827,787	$(152)	$3,261,780	$—	$5,701,865

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993
Receivables:
Investments in Fund shares sold	11,593	1	1,236	3	25,284	—	1,699
Investment Division units sold	2,711,134	—	240,906	69,863	198,412	—	724,599
Total assets	69,126,355	112,776	24,719,253	350,291	11,986,390	15,233	40,349,291

Liabilities
Payables:
Investments in Fund shares purchased	2,711,134	—	240,906	69,863	198,412	—	724,599
Investment Division units redeemed	9,231	—	349	—	24,887	—	356
Insurance fees due to Jackson	2,362	1	887	3	397	—	1,343
Total liabilities	2,722,727	1	242,142	69,866	223,696	—	726,298
Net assets	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

^Investments in Funds, shares outstanding	6,148,484	10,423	2,294,012	26,232	1,170,417	1,514	3,777,216
^Investments in Funds, at cost	$64,058,992	$110,700	$23,879,687	$279,384	$11,738,015	$15,175	$38,844,038

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	141,715	32	34,075	41	18,518	13	55,357
Total expenses	141,715	32	34,075	41	18,518	13	55,357
Net investment income (loss)	(141,715)	(32)	(34,075)	(41)	(18,518)	(13)	(55,357)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net realized and unrealized gain (loss)	2,412,224	2,076	616,906	2,103	25,742	58	788,564

Net change in net assets
from operations	$2,270,509	$2,044	$582,831	$2,062	$7,224	$45	$733,207

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297
Receivables:
Investments in Fund shares sold	10	166,411	2	53,495	2	71,222	2
Investment Division units sold	—	1,730,285	52,506	457,763	—	592,945	—
Total assets	801,418	75,256,876	261,313	115,233,857	188,786	29,317,326	135,299

Liabilities
Payables:
Investments in Fund shares purchased	—	1,730,285	52,506	457,763	—	592,945	—
Investment Division units redeemed	—	163,732	—	48,737	—	70,230	—
Insurance fees due to Jackson	10	2,679	2	4,758	2	992	2
Total liabilities	10	1,896,696	52,508	511,258	2	664,167	2
Net assets	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

^Investments in Funds, shares outstanding	76,252	7,094,795	20,194	10,978,239	18,065	2,800,895	13,213
^Investments in Funds, at cost	$784,502	$72,244,713	$206,479	$111,533,158	$182,641	$28,355,930	$134,470

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	412	130,240	39	311,562	125	42,720	52
Total expenses	412	130,240	39	311,562	125	42,720	52
Net investment income (loss)	(412)	(130,240)	(39)	(311,562)	(125)	(42,720)	(52)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net realized and unrealized gain (loss)	16,910	1,130,763	2,326	3,219,299	6,145	301,577	827

Net change in net assets
from operations	$16,498	$1,000,523	$2,287	$2,907,737	$6,020	$258,857	$775

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments, at fair value^	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258
Receivables:
Investments in Fund shares sold	1,817	4	2,856,709	1	73,322	1	59,613
Investment Division units sold	1,058,057	—	174,454	10,000	599,135	49	406,320
Total assets	46,208,835	339,994	55,049,017	107,792	48,333,570	101,978	31,590,191

Liabilities
Payables:
Investments in Fund shares purchased	1,058,057	—	174,454	10,000	599,135	49	406,320
Investment Division units redeemed	281	—	2,854,673	—	71,599	—	58,760
Insurance fees due to Jackson	1,536	4	2,036	1	1,723	1	853
Total liabilities	1,059,874	4	3,031,163	10,001	672,457	50	465,933
Net assets	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

^Investments in Funds, shares outstanding	4,353,805	32,754	4,843,376	9,097	4,450,151	9,508	2,155,420
^Investments in Funds, at cost	$44,411,760	$333,444	$50,357,449	$97,387	$46,514,593	$100,977	$26,456,415

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$81,689
Expenses
Asset-based charges	66,150	245	137,309	9	68,094	25	224,445
Total expenses	66,150	245	137,309	9	68,094	25	224,445
Net investment income (loss)	(66,150)	(245)	(137,309)	(9)	(68,094)	(25)	(142,756)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	20,641
Investments	6,611	2	(61,328)	—	15,786	1	607,076
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net realized and unrealized gain (loss)	743,812	6,548	1,599,077	404	1,162,306	952	5,373,381

Net change in net assets
from operations	$677,662	$6,303	$1,461,768	$395	$1,094,212	$927	$5,230,625

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Assets
Investments, at fair value^	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968
Receivables:
Investments in Fund shares sold	—	163,713	—	3,797,618	14	1,412,764	11
Investment Division units sold	15,000	16,930	—	5,125,517	—	531,833	—
Total assets	41,374	4,656,929	4,661	7,357,382,516	1,108,833	1,127,575,972	882,979

Liabilities
Payables:
Investments in Fund shares purchased	15,000	16,930	—	5,125,517	—	531,833	—
Investment Division units redeemed	—	163,584	—	3,528,668	—	1,370,603	—
Insurance fees due to Jackson	—	129	—	268,950	14	42,161	11
Total liabilities	15,000	180,643	—	8,923,135	14	1,944,597	11
Net assets	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

^Investments in Funds, shares outstanding	1,824	447,629	465	305,930,865	44,801	1,125,631,375	882,968
^Investments in Funds, at cost	$26,039	$4,371,778	$4,599	$6,398,719,682	$1,097,642	$1,125,631,375	$882,968

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Investment Income
Dividends	$—	$101,863	$—	$95,863,175	$—	$1,517,299	$721
Expenses
Asset-based charges	8	40,829	1	90,949,656	330	17,711,180	323
Total expenses	8	40,829	1	90,949,656	330	17,711,180	323
Net investment income (loss)	(8)	61,034	(1)	4,913,519	(330)	(16,193,881)	398

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	151,631,591	—	—	—
Investments	—	35,456	—	112,440,727	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net realized and unrealized gain (loss)	335	105,014	62	702,262,996	11,194	—	—

Net change in net assets
from operations	$327	$166,048	$61	$707,176,515	$10,864	$(16,193,881)	$398

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value^	$784,224,180	$101,843
Receivables:
Investments in Fund shares sold	470,018	1
Investment Division units sold	5,042,211	—
Total assets	789,736,409	101,844

Liabilities
Payables:
Investments in Fund shares purchased	5,042,211	—
Investment Division units redeemed	439,687	—
Insurance fees due to Jackson	30,331	1
Total liabilities	5,512,229	1
Net assets	$784,224,180	$101,843

^Investments in Funds, shares outstanding	32,035,301	4,051
^Investments in Funds, at cost	$686,798,004	$100,052

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Investment Income
Dividends	$12,311,432	$—
Expenses
Asset-based charges	10,543,323	28
Total expenses	10,543,323	28
Net investment income (loss)	1,768,109	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	41,075,456	—
Investments	20,187,840	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net realized and unrealized gain (loss)	92,702,864	1,939

Net change in net assets
from operations	$94,470,973	$1,911

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Operations
Net investment income (loss)	$(604,756)	$(496,875)	$(2,037,982)	$(1,711,301)	$(6,167,169)	$(14,652,818)	$(133)
Net realized gain (loss) on investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net change in net assets
from operations	11,729,046	2,116,138	29,350,650	29,157,435	73,905,505	186,968,122	5,766

Contract transactions[1]
Purchase payments	3,652,108	5,717,655	19,599,767	8,756,600	26,713,013	87,923,011	259,833
Surrenders and terminations	(2,970,191)	(3,075,051)	(7,897,940)	(8,241,104)	(31,657,692)	(52,529,883)	—
Transfers between Investment Divisions	(88,479,746)	(70,657,670)	(300,522,272)	(248,425,666)	(870,023,307)	393,584,503	165
Contract owner charges	(39,073)	(30,552)	(194,715)	(192,423)	(479,146)	(12,872,917)	—
Net change in net assets
from contract transaction	(87,836,902)	(68,045,618)	(289,015,160)	(248,102,593)	(875,447,132)	416,104,714	259,998

Net change in net assets	(76,107,856)	(65,929,480)	(259,664,510)	(218,945,158)	(801,541,627)	603,072,836	265,764

Net assets beginning of year	76,107,856	65,929,480	259,664,510	218,945,158	801,541,627	833,490,775	—

Net assets end of year	$—	$—	$—	$—	$—	$1,436,563,611	$265,764

[1]Contract unit transactions
Units outstanding at beginning of year	5,493,498	6,711,541	22,486,061	16,942,099	65,961,127	68,989,571	—
Units issued	634,007	914,840	2,108,824	1,425,044	3,777,691	41,015,310	20,517
Units redeemed	(6,127,505)	(7,626,381)	(24,594,885)	(18,367,143)	(69,738,818)	(11,857,365)	—
Units outstanding at end of year	—	—	—	—	—	98,147,516	20,517
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,641,641	$9,191,673	$25,696,461	$19,777,917	$48,243,628	$575,812,969	$259,998
Proceeds from sales	$98,083,299	$77,734,166	$316,749,603	$269,591,811	$929,857,929	$174,361,072	$133

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Operations
Net investment income (loss)	$(5,057,379)	$(1,788,416)	$(4)	$(27,081,339)	$(200)	$(3,452,185)	$(26,357,408)
Net realized gain (loss) on investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718)	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net change in net assets
from operations	26,686,041	10,274,148	46	305,025,569	9,571	12,966,174	225,485,878

Contract transactions[1]
Purchase payments	4,272,511	25,746,480	5,268	132,824,183	606,497	11,851,671	31,569,760
Surrenders and terminations	(30,022,735)	(12,175,447)	—	(114,155,640)	—	(24,019,624)	(118,254,424)
Transfers between Investment Divisions	(525,740,016)	77,139,289	848	317,019,088	4,992	(52,026,713)	1,610,183,658
Contract owner charges	(4,024,750)	(99,654)	—	(24,669,801)	—	(329,456)	(26,306,399)
Net change in net assets
from contract transaction	(555,514,990)	90,610,668	6,116	311,017,830	611,489	(64,524,122)	1,497,192,595

Net change in net assets	(528,828,949)	100,884,816	6,162	616,043,399	621,060	(51,557,948)	1,722,678,473

Net assets beginning of year	528,828,949	136,743,948	—	1,731,173,686	—	366,873,846	1,429,520,271

Net assets end of year	$—	$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

[1]Contract unit transactions
Units outstanding at beginning of year	30,672,704	12,640,186	—	133,728,794	—	36,086,330	84,713,463
Units issued	1,408,213	11,169,425	520	40,754,235	45,823	2,035,720	98,127,199
Units redeemed	(32,080,917)	(3,227,784)	—	(20,617,180)	(1)	(8,291,421)	(17,183,303)
Units outstanding at end of year	—	20,581,827	520	153,865,849	45,822	29,830,629	165,657,359
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,241,102	$126,995,679	$6,116	$600,342,732	$611,497	$21,092,595	$1,806,701,267
Proceeds from sales	$585,813,471	$38,173,428	$4	$316,406,240	$208	$89,068,903	$335,866,081

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(24)	$(18,057,212)	$(35,694,932)	$(17)	$(391,360)	$(4,416,285)	$(94)
Net realized gain (loss) on investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net change in net assets
from operations	1,112	130,078,566	217,123,680	447	1,137,944	37,414,291	1,422

Contract transactions[1]
Purchase payments	112,372	21,917,588	58,372,767	113,647	2,337,603	36,147,064	547,465
Surrenders and terminations	—	(84,331,056)	(163,039,770)	—	(3,040,922)	(32,969,238)	(54)
Transfers between Investment Divisions	(1)	(1,845,687,334)	234,185,416	772	(936,924)	(9,895,921)	2,348
Contract owner charges	—	(18,208,710)	(34,914,097)	—	(29,757)	(418,916)	—
Net change in net assets
from contract transaction	112,371	(1,926,309,512)	94,604,316	114,419	(1,670,000)	(7,137,011)	549,759

Net change in net assets	113,483	(1,796,230,946)	311,727,996	114,866	(532,056)	30,277,280	551,181

Net assets beginning of year	—	1,796,230,946	2,464,155,117	—	37,744,344	413,769,071	—

Net assets end of year	$113,483	$—	$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

[1]Contract unit transactions
Units outstanding at beginning of year	—	104,963,502	145,766,621	—	3,926,855	34,266,532	—
Units issued	6,657	3,138,867	35,285,156	6,709	569,664	4,774,888	41,939
Units redeemed	—	(108,102,369)	(30,721,337)	—	(742,620)	(5,384,762)	(4)
Units outstanding at end of year	6,657	—	150,330,440	6,709	3,753,899	33,656,658	41,935
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$112,372	$56,161,618	$636,425,030	$114,421	$5,597,471	$60,905,870	$549,813
Proceeds from sales	$25	$2,000,528,342	$577,515,646	$19	$7,658,831	$72,459,165	$148

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(22,070,271)	$—	$(45,721)	$(378,663)	$(11)	$(14,887,659)	$(28)
Net realized gain (loss) on investments	27,196,669	—	88,509	537,063	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net change in net assets
from operations	194,045,003	—	530,916	4,465,390	677	236,485,537	962

Contract transactions[1]
Purchase payments	88,341,313	—	2,343,220	20,323,596	34,464	60,243,168	65,506
Surrenders and terminations	(103,702,575)	—	(331,976)	(1,325,267)	—	(64,672,160)	—
Transfers between Investment Divisions	838,566,103	—	719,315	23,640,636	—	60,936,949	787
Contract owner charges	(18,115,938)	—	(8,765)	(338,301)	—	(12,889,051)	—
Net change in net assets
from contract transaction	805,088,903	—	2,721,794	42,300,664	34,464	43,618,906	66,293

Net change in net assets	999,133,906	—	3,252,710	46,766,054	35,141	280,104,443	67,255

Net assets beginning of year	1,326,898,624	—	8,634,713	9,406,814	—	914,390,622	—

Net assets end of year	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

[1]Contract unit transactions
Units outstanding at beginning of year	99,540,099	—	903,252	884,768	—	23,662,793	—
Units issued	68,337,482	—	581,768	4,572,328	2,846	5,462,615	1,562
Units redeemed	(15,846,390)	—	(304,484)	(843,990)	—	(4,600,402)	(583)
Units outstanding at end of year	152,031,191	—	1,180,536	4,613,106	2,846	24,525,006	979
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,031,719,870	$—	$5,775,400	$52,065,278	$34,464	$241,730,062	$106,132
Proceeds from sales	$248,701,239	$—	$3,099,328	$10,036,882	$11	$212,998,815	$39,867

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Operations
Net investment income (loss)	$(4,909,518)	$(21)	$(123,728)	$(190)	$483,356	$(2)	$483,077
Net realized gain (loss) on investments	38,362,136	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net change in net assets
from operations	56,330,817	1,371	609,677	7,783	30,131,712	93	10,771,057

Contract transactions[1]
Purchase payments	42,624,759	53,620	1,107,069	568,575	19,211,021	26,700	14,504,461
Surrenders and terminations	(37,415,953)	—	(544,648)	—	(8,588,905)	—	(7,240,034)
Transfers between Investment Divisions	(41,603,445)	(6)	(2,659,829)	151,663	(1,265,767)	—	1,503,339
Contract owner charges	(6,927,345)	—	(7,760)	—	(95,893)	—	(47,720)
Net change in net assets
from contract transaction	(43,321,984)	53,614	(2,105,168)	720,238	9,260,456	26,700	8,720,046

Net change in net assets	13,008,833	54,985	(1,495,491)	728,021	39,392,168	26,793	19,491,103

Net assets beginning of year	629,858,586	—	13,156,219	—	159,685,032	—	102,351,539

Net assets end of year	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

[1]Contract unit transactions
Units outstanding at beginning of year	31,109,316	—	1,408,390	—	11,759,236	—	8,798,091
Units issued	5,475,292	3,529	272,019	72,568	2,280,994	1,863	2,348,821
Units redeemed	(7,694,842)	(1,501)	(494,681)	(4,702)	(1,633,308)	—	(1,660,026)
Units outstanding at end of year	28,889,766	2,028	1,185,728	67,866	12,406,922	1,863	9,486,886
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$146,537,137	$93,312	$2,609,603	$769,131	$35,764,121	$26,700	$30,641,591
Proceeds from sales	$166,731,566	$39,719	$4,838,500	$49,084	$26,020,309	$2	$21,438,468

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Operations
Net investment income (loss)	$—	$995,810	$(3)	$391,610	$(1,184,654)	$(91)	$(41,550,917)
Net realized gain (loss) on investments	—	2,978,217	—	523,136	14,263,112	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net change in net assets
from operations	—	32,955,433	8	4,491,119	71,319,512	2,660	416,739,156

Contract transactions[1]
Purchase payments	—	27,494,671	77,262	3,096,597	159,691,934	424,715	289,255,633
Surrenders and terminations	—	(14,911,192)	—	(1,898,808)	(41,952,278)	(41)	(165,400,338)
Transfers between Investment Divisions	—	(6,484,165)	3	(4,362,829)	105,436,684	3,294	(12,367,320)
Contract owner charges	—	(140,055)	—	(26,379)	(5,877,368)	(12)	(37,450,038)
Net change in net assets
from contract transaction	—	5,959,259	77,265	(3,191,419)	217,298,972	427,956	74,037,937

Net change in net assets	—	38,914,692	77,273	1,299,700	288,618,484	430,616	490,777,093

Net assets beginning of year	—	224,102,370	—	32,915,503	434,844,247	—	2,709,921,993

Net assets end of year	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

[1]Contract unit transactions
Units outstanding at beginning of year	—	17,579,722	—	3,221,532	30,931,627	—	146,918,350
Units issued	—	3,358,464	5,692	458,423	19,909,545	19,935	30,836,471
Units redeemed	—	(2,930,710)	—	(761,687)	(6,457,927)	(4)	(27,105,536)
Units outstanding at end of year	—	18,007,476	5,692	2,918,268	44,383,245	19,931	150,649,285
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$49,168,126	$77,265	$5,769,603	$329,678,633	$428,032	$599,533,584
Proceeds from sales	$—	$42,213,058	$3	$8,569,413	$104,468,187	$168	$567,046,565

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Operations
Net investment income (loss)	$(23)	$(5,128,463)	$(59)	$(417,693)	$(53)	$(6,718,353)	$(100)
Net realized gain (loss) on investments	1	(1,408,231)	—	9,522,138	—	92,787,344	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net change in net assets
from operations	2,235	22,313,059	920	30,023,221	2,148	117,275,081	1,550

Contract transactions[1]
Purchase payments	144,106	34,009,312	153,603	22,998,060	254,772	61,243,415	214,626
Surrenders and terminations	—	(33,523,343)	—	(5,220,426)	—	(26,538,295)	(28)
Transfers between Investment Divisions	(344)	30,519,142	833	24,449,996	(51)	32,669,467	9,005
Contract owner charges	—	(5,957,107)	—	(77,006)	—	(7,143,538)	—
Net change in net assets
from contract transaction	143,762	25,048,004	154,436	42,150,624	254,721	60,231,049	223,603

Net change in net assets	145,997	47,361,063	155,356	72,173,845	256,869	177,506,130	225,153

Net assets beginning of year	—	445,048,060	—	85,586,114	—	465,842,540	—

Net assets end of year	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

[1]Contract unit transactions
Units outstanding at beginning of year	—	44,159,311	—	7,364,434	—	36,468,855	—
Units issued	6,083	11,657,197	12,916	4,759,948	17,602	10,138,560	12,597
Units redeemed	—	(9,376,826)	—	(1,663,538)	—	(5,979,492)	(2)
Units outstanding at end of year	6,083	46,439,682	12,916	10,460,844	17,602	40,627,923	12,595
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$143,762	$123,727,632	$154,436	$72,467,843	$254,720	$231,338,118	$223,631
Proceeds from sales	$23	$103,808,091	$59	$24,187,853	$53	$93,432,475	$127

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(22,670,865)	$(65)	$(2,959,418)	$(76)	$(63,187,475)	$(610)	$(9,605,080)
Net realized gain (loss) on investments	30,169,669	—	8,484,492	1	128,684,903	13	107,057,244
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net change in net assets
from operations	277,496,216	2,041	65,450,737	2,971	858,792,531	28,974	362,442,901

Contract transactions[1]
Purchase payments	299,513,599	247,771	47,123,628	470,653	837,302,639	950,223	207,977,060
Surrenders and terminations	(72,007,747)	—	(13,410,607)	—	(222,157,369)	—	(68,617,385)
Transfers between Investment Divisions	211,684,101	17,657	32,440,626	(195)	299,611,684	9,386	397,353,428
Contract owner charges	(20,965,276)	—	(163,709)	—	(54,330,672)	(38)	(16,615,783)
Net change in net assets
from contract transaction	418,224,677	265,428	65,989,938	470,458	860,426,282	959,571	520,097,320

Net change in net assets	695,720,893	267,469	131,440,675	473,429	1,719,218,813	988,545	882,540,221

Net assets beginning of year	1,298,868,379	—	214,677,331	—	3,816,910,553	—	1,038,030,928

Net assets end of year	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

[1]Contract unit transactions
Units outstanding at beginning of year	97,906,269	—	13,030,642	—	213,016,158	—	90,574,479
Units issued	42,051,132	16,378	5,674,607	22,046	71,525,722	40,753	52,518,730
Units redeemed	(13,746,952)	—	(2,111,094)	—	(28,015,215)	(2)	(14,265,207)
Units outstanding at end of year	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751	128,828,002
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$618,838,249	$265,434	$106,279,121	$470,458	$1,413,618,820	$959,609	$805,406,676
Proceeds from sales	$223,284,436	$72	$43,248,601	$76	$616,380,012	$648	$212,900,230

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Operations
Net investment income (loss)	$(84)	$(26,432,825)	$(54)	$(11,921,921)	$(42)	$(2,706,940)	$(2)
Net realized gain (loss) on investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net change in net assets
from operations	3,390	244,649,811	1,506	253,725,881	2,371	66,293,161	135

Contract transactions[1]
Purchase payments	191,116	229,395,478	566,000	111,655,092	207,949	20,789,584	5,400
Surrenders and terminations	—	(109,084,903)	—	(53,155,207)	—	(20,528,918)	—
Transfers between Investment Divisions	102	137,936,415	—	183,137,954	7,773	(6,791,667)	—
Contract owner charges	—	(23,475,310)	—	(14,134,063)	(16)	(4,109,089)	—
Net change in net assets
from contract transaction	191,218	234,771,680	566,000	227,503,776	215,706	(10,640,090)	5,400

Net change in net assets	194,608	479,421,491	567,506	481,229,657	218,077	55,653,071	5,535

Net assets beginning of year	—	1,618,553,220	—	861,365,303	—	315,243,570	—

Net assets end of year	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

[1]Contract unit transactions
Units outstanding at beginning of year	—	128,864,326	—	80,462,456	—	22,799,413	—
Units issued	13,970	37,537,318	38,107	30,310,310	14,160	4,548,538	277
Units redeemed	(2,382)	(20,235,255)	—	(12,209,820)	(1)	(5,257,449)	—
Units outstanding at end of year	11,588	146,166,389	38,107	98,562,946	14,159	22,090,502	277
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$231,049	$507,726,607	$566,000	$381,525,788	$215,722	$71,271,147	$5,400
Proceeds from sales	$39,915	$299,387,751	$54	$165,943,932	$58	$84,618,178	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(1,688,413)	$685,568	$8,021,501	$(74)	$201,930	$(3,819,086)	$(23,501,951)
Net realized gain (loss) on investments	(12,556,152)	(3,299,975)	24,818,073	1	(613,716)	(28,473,562)	94,245,931
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net change in net assets
from operations	(4,239,916)	3,219,893	425,835,844	2,174	1,118,176	(43,508,694)	448,356,975

Contract transactions[1]
Purchase payments	8,834,145	2,483,170	257,290,739	245,720	2,654,314	43,129,899	123,247,477
Surrenders and terminations	(19,738,406)	(2,250,058)	(193,814,452)	—	(4,390,253)	(51,536,441)	(116,564,545)
Transfers between Investment Divisions	(24,344,666)	(4,888,265)	(134,679,649)	17	(5,997,565)	(71,800,488)	69,339,268
Contract owner charges	(319,301)	(16,859)	(45,270,752)	—	(36,029)	(9,726,062)	(19,774,498)
Net change in net assets
from contract transaction	(35,568,228)	(4,672,012)	(116,474,114)	245,737	(7,769,533)	(89,933,092)	56,247,702

Net change in net assets	(39,808,144)	(1,452,119)	309,361,730	247,911	(6,651,357)	(133,441,786)	504,604,677

Net assets beginning of year	185,285,046	32,115,715	3,534,757,397	—	55,402,908	947,422,145	1,379,406,158

Net assets end of year	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

[1]Contract unit transactions
Units outstanding at beginning of year	18,002,503	3,113,913	295,537,002	—	5,555,623	107,967,876	32,553,551
Units issued	2,293,465	635,376	33,015,966	16,498	598,876	17,788,008	8,598,249
Units redeemed	(5,838,694)	(1,065,602)	(42,694,108)	—	(1,370,228)	(29,117,131)	(7,555,647)
Units outstanding at end of year	14,457,274	2,683,687	285,858,860	16,498	4,784,271	96,638,753	33,596,153
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,929,195	$9,081,594	$483,763,488	$245,738	$6,788,554	$149,909,927	$452,839,859
Proceeds from sales	$60,185,835	$11,877,829	$592,216,100	$74	$14,356,157	$243,662,104	$391,937,897

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Operations
Net investment income (loss)	$(95)	$(356,334)	$(1)	$4,451,478	$(16)	$(1,711,688)	$(116)
Net realized gain (loss) on investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net change in net assets
from operations	3,721	2,228,202	22	66,987,943	173	112,405,738	6,637

Contract transactions[1]
Purchase payments	159,002	6,905,429	4,200	72,467,961	76,649	24,810,039	147,418
Surrenders and terminations	—	(1,452,556)	—	(46,401,639)	—	(30,930,163)	—
Transfers between Investment Divisions	—	(3,254,168)	—	35,948,245	(11)	(23,431,792)	22,161
Contract owner charges	—	(13,255)	—	(9,740,623)	—	(5,549,030)	—
Net change in net assets
from contract transaction	159,002	2,185,450	4,200	52,273,944	76,638	(35,100,946)	169,579

Net change in net assets	162,723	4,413,652	4,222	119,261,887	76,811	77,304,792	176,216

Net assets beginning of year	—	32,091,097	—	764,545,453	—	422,224,194	—

Net assets end of year	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

[1]Contract unit transactions
Units outstanding at beginning of year	—	3,083,798	—	54,781,972	—	32,999,085	—
Units issued	1,988	1,208,154	381	16,669,061	4,628	8,031,225	7,854
Units redeemed	—	(1,002,820)	—	(13,097,907)	(1)	(10,492,597)	—
Units outstanding at end of year	1,988	3,289,132	381	58,353,126	4,627	30,537,713	7,854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$159,003	$12,893,386	$4,200	$263,939,731	$76,649	$123,839,349	$169,578
Proceeds from sales	$95	$11,064,270	$1	$207,214,310	$27	$160,651,982	$116

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(34,697)	$(1)	$614,430	$(59)	$1,885,864	$2,313	$1,061,463
Net realized gain (loss) on investments	11,192	—	1,235,494	—	155,842	39	111,782
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net change in net assets
from operations	622,002	(89)	1,391,051	(69)	4,082,258	988	2,226,608

Contract transactions[1]
Purchase payments	6,834,371	24,000	16,079,988	84,761	35,104,721	70,176	31,557,317
Surrenders and terminations	(83,969)	—	(4,722,658)	(30)	(860,995)	(1)	(869,306)
Transfers between Investment Divisions	14,715,105	—	23,493,003	(16)	39,878,866	5,000	26,039,898
Contract owner charges	(23,618)	—	(501,973)	—	(272,369)	—	(185,966)
Net change in net assets
from contract transaction	21,441,889	24,000	34,348,360	84,715	73,850,223	75,175	56,541,943

Net change in net assets	22,063,891	23,911	35,739,411	84,646	77,932,481	76,163	58,768,551

Net assets beginning of year	—	—	25,679,012	—	—	—	—

Net assets end of year	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	2,456,352	—	—	—	—
Units issued	2,163,375	2,206	10,326,861	7,851	7,398,201	6,789	5,697,022
Units redeemed	(122,584)	—	(7,098,087)	(4)	(321,485)	—	(253,575)
Units outstanding at end of year	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789	5,443,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,726,471	$24,000	$111,463,154	$84,761	$79,539,599	$77,542	$60,538,434
Proceeds from sales	$1,319,279	$1	$76,216,106	$105	$3,765,346	$14	$2,893,222

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Operations
Net investment income (loss)	$1,651	$(4,342,581)	$(47)	$(462,493)	$(9)	$(31,731,103)	$(81)
Net realized gain (loss) on investments	52	48,283,092	1	974,659	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net change in net assets
from operations	1,148	164,257,490	2,067	5,143,004	265	113,683,728	419

Contract transactions[1]
Purchase payments	170,442	93,519,776	124,067	7,866,802	54,000	164,181,423	156,460
Surrenders and terminations	—	(55,588,878)	—	(2,194,407)	—	(258,029,375)	—
Transfers between Investment Divisions	2,335	38,582,056	7	(1,683,429)	—	16,917,951	18,093
Contract owner charges	—	(10,345,133)	—	(25,203)	—	(33,303,728)	(38)
Net change in net assets
from contract transaction	172,777	66,167,821	124,074	3,963,763	54,000	(110,233,729)	174,515

Net change in net assets	173,925	230,425,311	126,141	9,106,767	54,265	3,449,999	174,934

Net assets beginning of year	—	827,642,156	—	53,986,591	—	2,956,841,830	—

Net assets end of year	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

[1]Contract unit transactions
Units outstanding at beginning of year	—	28,484,790	—	3,155,770	—	148,501,152	—
Units issued	15,836	8,197,596	2,615	1,159,444	5,257	22,172,416	6,114
Units redeemed	—	(6,144,507)	—	(933,750)	—	(28,386,503)	(1)
Units outstanding at end of year	15,836	30,537,879	2,615	3,381,464	5,257	142,287,065	6,113
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$174,497	$285,311,482	$124,074	$22,069,501	$54,000	$471,278,782	$174,556
Proceeds from sales	$18	$205,430,233	$47	$16,748,032	$9	$613,243,615	$122

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(21,916)	$(55)	$(4,096,967)	$(87)	$10,816,438	$(116)	$1,140,465
Net realized gain (loss) on investments	140,773	—	24,840,814	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net change in net assets
from operations	328,009	(160)	51,212,703	2,528	19,198,517	124	1,584,452

Contract transactions[1]
Purchase payments	2,907,600	77,665	102,995,096	340,933	111,781,559	176,422	4,615,895
Surrenders and terminations	(479,034)	—	(14,178,235)	—	(47,848,517)	(3,522)	(2,915,356)
Transfers between Investment Divisions	4,924,111	—	420,284,997	9,183	4,227,179	—	3,366,371
Contract owner charges	(3,283)	—	(2,304,974)	—	(6,286,755)	—	(15,480)
Net change in net assets
from contract transaction	7,349,394	77,665	506,796,884	350,116	61,873,466	172,900	5,051,430

Net change in net assets	7,677,403	77,505	558,009,587	352,644	81,071,983	173,024	6,635,882

Net assets beginning of year	3,341,968	—	82,509,545	—	707,919,269	—	35,922,935

Net assets end of year	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

[1]Contract unit transactions
Units outstanding at beginning of year	320,857	—	6,398,156	—	66,861,682	—	3,447,382
Units issued	951,483	6,972	39,373,660	23,584	25,256,927	16,296	1,431,766
Units redeemed	(276,090)	—	(4,221,958)	—	(19,634,337)	(331)	(956,265)
Units outstanding at end of year	996,250	6,972	41,549,858	23,584	72,484,272	15,965	3,922,883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,487,870	$77,665	$589,666,624	$350,116	$292,860,594	$176,480	$16,786,863
Proceeds from sales	$3,099,825	$55	$65,614,619	$87	$220,170,690	$3,696	$10,594,968

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(9)	$1,256,039	$—	$888,721	$(2)	$(9,118,008)	$(1)
Net realized gain (loss) on investments	—	331,854	—	3,508,636	—	9,818,119	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net change in net assets
from operations	41	4,672,643	—	12,268,925	122	172,649,065	49

Contract transactions[1]
Purchase payments	19,895	2,480,134	—	10,303,468	7,400	50,939,311	2,700
Surrenders and terminations	(18)	(1,904,540)	—	(7,646,688)	—	(122,592,239)	—
Transfers between Investment Divisions	(19)	(4,727,163)	—	5,265,377	—	(140,948,268)	480
Contract owner charges	—	(27,487)	—	(107,837)	—	(24,149,937)	—
Net change in net assets
from contract transaction	19,858	(4,179,056)	—	7,814,320	7,400	(236,751,133)	3,180

Net change in net assets	19,899	493,587	—	20,083,245	7,522	(64,102,068)	3,229

Net assets beginning of year	—	31,716,035	—	116,057,876	—	1,921,674,656	—

Net assets end of year	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,339,129	—	9,255,036	—	153,777,181	—
Units issued	2,031	348,228	—	2,320,204	602	10,757,129	207
Units redeemed	(4)	(634,576)	—	(1,732,626)	—	(28,987,186)	—
Units outstanding at end of year	2,027	2,052,781	—	9,842,614	602	135,547,124	207
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$19,895	$6,649,017	$—	$35,304,245	$7,400	$176,479,789	$3,180
Proceeds from sales	$46	$9,572,034	$—	$24,018,192	$2	$405,601,306	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(19,865,960)	$(1)	$1,243,212	$(17)	$(9,230,057)	$(12)	$44,348,813
Net realized gain (loss) on investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net change in net assets
from operations	134,585,605	14	70,970,454	660	13,128,726	(351)	150,498,244

Contract transactions[1]
Purchase payments	46,544,608	—	32,957,687	23,020	52,260,189	31,138	103,770,409
Surrenders and terminations	(113,903,808)	—	(31,315,851)	—	(44,200,663)	(21)	(134,475,476)
Transfers between Investment Divisions	(28,084,390)	5,000	13,616,150	1,333	38,898,781	10,095	(37,574,939)
Contract owner charges	(16,844,695)	—	(6,148,287)	—	(7,012,086)	—	(20,799,104)
Net change in net assets
from contract transaction	(112,288,285)	5,000	9,109,699	24,353	39,946,221	41,212	(89,079,110)

Net change in net assets	22,297,320	5,014	80,080,153	25,013	53,074,947	40,861	61,419,134

Net assets beginning of year	1,368,550,174	—	437,910,712	—	628,659,529	—	1,826,310,312

Net assets end of year	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

[1]Contract unit transactions
Units outstanding at beginning of year	110,195,783	—	39,965,219	—	55,418,112	—	125,988,084
Units issued	9,529,454	359	7,701,541	1,649	17,396,886	3,209	15,814,971
Units redeemed	(18,250,359)	—	(6,963,849)	—	(14,086,651)	(2)	(21,934,533)
Units outstanding at end of year	101,474,878	359	40,702,911	1,649	58,728,347	3,207	119,868,522
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$125,777,778	$5,000	$99,612,686	$24,353	$203,678,494	$41,234	$310,567,823
Proceeds from sales	$257,932,023	$1	$89,259,776	$17	$172,962,329	$34	$355,298,119

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(22)	$(1,639,296)	$(41)	$10,015,027	$(16)	$5,329,203	$(53)
Net realized gain (loss) on investments	—	10,703,258	—	24,191,142	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net change in net assets
from operations	331	150,446,472	3,755	41,417,700	271	14,227,948	134

Contract transactions[1]
Purchase payments	78,020	46,042,222	148,917	35,278,703	23,059	63,150,461	77,803
Surrenders and terminations	—	(33,087,663)	—	(45,057,631)	—	(72,497,149)	—
Transfers between Investment Divisions	479	73,818,954	5,584	(5,519,665)	—	(24,680,288)	2,500
Contract owner charges	—	(6,670,579)	—	(8,030,758)	—	(10,677,882)	—
Net change in net assets
from contract transaction	78,499	80,102,934	154,501	(23,329,351)	23,059	(44,704,858)	80,303

Net change in net assets	78,830	230,549,406	158,256	18,088,349	23,330	(30,476,910)	80,437

Net assets beginning of year	—	467,003,298	—	635,710,780	—	922,948,787	—

Net assets end of year	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

[1]Contract unit transactions
Units outstanding at beginning of year	—	47,179,478	—	48,701,025	—	36,054,409	—
Units issued	4,167	16,221,400	10,448	6,646,237	1,403	6,145,027	2,136
Units redeemed	—	(9,491,916)	—	(8,437,165)	—	(8,022,289)	—
Units outstanding at end of year	4,167	53,908,962	10,448	46,910,097	1,403	34,177,147	2,136
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$78,500	$198,398,733	$154,501	$120,763,183	$23,059	$178,933,411	$80,303
Proceeds from sales	$22	$118,241,918	$41	$123,239,430	$16	$218,309,065	$53

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Operations
Net investment income (loss)	$(1,908,688)	$(4,505)	$(107)	$(1,852,748)	$(3)	$(5,921,545)	$(13,824)
Net realized gain (loss) on investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net change in net assets
from operations	18,184,211	93,183	4,745	13,855,031	219	203,537,377	123,111

Contract transactions[1]
Purchase payments	4,839,156	424,120	128,991	19,948,214	7,701	45,218,960	4,485,882
Surrenders and terminations	(13,003,841)	(22,501)	—	(12,458,582)	—	(35,200,728)	(85,035)
Transfers between Investment Divisions	(643,517)	2,529,730	—	504,435,520	—	111,399,202	4,995,961
Contract owner charges	(1,332,922)	(43)	—	(869,447)	—	(6,591,937)	(6,854)
Net change in net assets
from contract transaction	(10,141,124)	2,931,306	128,991	511,055,705	7,701	114,825,497	9,389,954

Net change in net assets	8,043,087	3,024,489	133,736	524,910,736	7,920	318,362,874	9,513,065

Net assets beginning of year	139,238,685	—	—	14,779,213	—	372,286,970	—

Net assets end of year	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

[1]Contract unit transactions
Units outstanding at beginning of year	11,753,103	—	—	1,509,096	—	52,908,001	—
Units issued	1,766,012	293,515	12,727	47,002,485	670	32,100,783	934,202
Units redeemed	(2,614,170)	(5,042)	—	(2,943,549)	—	(19,909,089)	(10,086)
Units outstanding at end of year	10,904,945	288,473	12,727	45,568,032	670	65,099,695	924,116
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$23,235,986	$2,982,371	$128,991	$545,081,670	$7,700	$296,566,337	$9,492,192
Proceeds from sales	$35,285,798	$55,569	$107	$35,878,714	$3	$187,662,384	$116,062

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(7)	$22,564,592	$941,408	$(42)	$(771,988)	$(2)	$(17,858,960)
Net realized gain (loss) on investments	—	17,060,762	16,941,183	—	10,816,413	—	72,844,942
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net change in net assets
from operations	198	108,099,960	173,445,866	2,020	27,342,219	(151)	276,295,442

Contract transactions[1]
Purchase payments	48,734	72,238,993	74,086,594	145,000	33,964,376	32,319	155,645,839
Surrenders and terminations	—	(78,268,061)	(51,062,315)	—	(22,455,938)	—	(72,237,630)
Transfers between Investment Divisions	(11)	(88,929,394)	11,636,580	4,808	(11,610,395)	4	76,395,768
Contract owner charges	—	(14,661,160)	(9,855,659)	(119)	(4,119,116)	—	(14,187,265)
Net change in net assets
from contract transaction	48,723	(109,619,622)	24,805,200	149,689	(4,221,073)	32,323	145,616,712

Net change in net assets	48,921	(1,519,662)	198,251,066	151,709	23,121,146	32,172	421,912,154

Net assets beginning of year	—	1,290,374,712	795,885,785	—	340,611,774	—	1,132,274,489

Net assets end of year	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

[1]Contract unit transactions
Units outstanding at beginning of year	—	77,782,802	41,276,964	—	12,195,237	—	41,280,423
Units issued	4,739	11,586,630	8,808,777	4,449	3,011,852	771	14,734,107
Units redeemed	(2)	(18,076,154)	(7,872,251)	(4)	(3,231,941)	—	(10,304,336)
Units outstanding at end of year	4,737	71,293,278	42,213,490	4,445	11,975,148	771	45,710,194
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$48,744	$266,905,818	$209,516,851	$149,808	$90,164,245	$32,323	$485,744,859
Proceeds from sales	$28	$327,774,283	$180,115,434	$161	$95,157,306	$2	$321,007,407

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Operations
Net investment income (loss)	$(93)	$(15,592,233)	$(46)	$9,696,725	$—	$(228,844)	$(23)
Net realized gain (loss) on investments	2	31,330,005	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net change in net assets
from operations	4,670	275,672,017	2,769	9,048,590	—	99,860,843	2,632

Contract transactions[1]
Purchase payments	147,050	114,889,859	142,842	62,629,891	—	13,872,726	114,988
Surrenders and terminations	—	(68,230,277)	—	(75,857,322)	—	(33,247,170)	—
Transfers between Investment Divisions	9,798	156,755,801	10,041	(106,209,614)	—	(15,658,499)	272
Contract owner charges	(24)	(11,578,374)	(55)	(8,661,214)	—	(3,778,460)	(41)
Net change in net assets
from contract transaction	156,824	191,837,009	152,828	(128,098,259)	—	(38,811,403)	115,219

Net change in net assets	161,494	467,509,026	155,597	(119,049,669)	—	61,049,440	117,851

Net assets beginning of year	—	915,468,661	—	901,338,616	—	385,021,223	—

Net assets end of year	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

[1]Contract unit transactions
Units outstanding at beginning of year	—	22,632,127	—	43,536,258	—	32,099,694	—
Units issued	3,695	9,319,327	2,106	7,989,151	—	3,893,017	6,477
Units redeemed	(1)	(5,338,751)	(1)	(14,385,576)	—	(6,834,300)	(2)
Units outstanding at end of year	3,694	26,612,703	2,105	37,139,833	—	29,158,411	6,475
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$156,848	$457,170,580	$152,897	$190,484,007	$—	$60,120,492	$115,260
Proceeds from sales	$117	$261,501,435	$115	$308,885,541	$—	$99,160,739	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Operations
Net investment income (loss)	$593,499	$(4)	$(6,129,629)	$4,726,004	$(156)	$(2,193,963)	$—
Net realized gain (loss) on investments	179,451	—	16,361,837	(2,040,317)	—	76,457,688	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net change in net assets
from operations	11,308,241	425	58,550,476	12,824,037	703	174,136,530	36

Contract transactions[1]
Purchase payments	4,340,634	47,187	29,269,154	75,489,358	321,414	79,381,886	500
Surrenders and terminations	(1,620,883)	—	(25,520,962)	(59,162,090)	—	(56,253,401)	—
Transfers between Investment Divisions	(1,917,728)	(18)	3,389,237	(8,915,315)	130	14,584,890	—
Contract owner charges	(20,863)	—	(5,190,510)	(7,878,047)	(32)	(10,762,896)	—
Net change in net assets
from contract transaction	781,160	47,169	1,946,919	(466,094)	321,512	26,950,479	500

Net change in net assets	12,089,401	47,594	60,497,395	12,357,943	322,215	201,087,009	536

Net assets beginning of year	41,512,037	—	392,562,094	814,434,026	—	836,750,508	—

Net assets end of year	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

[1]Contract unit transactions
Units outstanding at beginning of year	3,801,691	—	28,626,500	57,253,269	—	34,302,401	—
Units issued	905,831	3,581	5,069,215	12,552,267	17,296	9,337,369	14
Units redeemed	(845,209)	(1)	(4,904,068)	(12,941,128)	(2)	(8,455,703)	—
Units outstanding at end of year	3,862,313	3,580	28,791,647	56,864,408	17,294	35,184,067	14
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,193,586	$47,187	$73,110,054	$198,863,181	$321,544	$315,145,085	$500
Proceeds from sales	$10,818,927	$22	$77,292,764	$194,603,271	$189	$236,027,891	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(12,430)	$(29)	$(9,732,223)	$(3)	$(3,853,309)	$(47)	$9,417,465
Net realized gain (loss) on investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net change in net assets
from operations	269,991	2,584	158,459,456	205	278,361,016	7,937	(91,663,504)

Contract transactions[1]
Purchase payments	3,258,268	43,484	57,021,720	14,822	121,929,143	159,404	99,219,837
Surrenders and terminations	(36,525)	—	(50,073,246)	—	(48,531,522)	—	(91,929,162)
Transfers between Investment Divisions	3,718,281	714	106,488,624	650	254,926,194	36,385	(232,376,023)
Contract owner charges	(7,135)	—	(6,979,475)	—	(11,698,729)	—	(17,358,910)
Net change in net assets
from contract transaction	6,932,889	44,198	106,457,623	15,472	316,625,086	195,789	(242,444,258)

Net change in net assets	7,202,880	46,782	264,917,079	15,677	594,986,102	203,726	(334,107,762)

Net assets beginning of year	—	—	557,994,496	—	676,628,326	—	1,739,026,986

Net assets end of year	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	33,281,668	—	79,431,656	—	50,519,293
Units issued	759,083	4,410	13,804,639	567	54,780,961	16,398	8,126,101
Units redeemed	(77,882)	—	(8,263,911)	—	(23,171,818)	(294)	(16,298,669)
Units outstanding at end of year	681,201	4,410	38,822,396	567	111,040,799	16,104	42,346,725
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,737,071	$44,198	$258,646,843	$15,478	$562,740,629	$199,470	$285,888,899
Proceeds from sales	$816,612	$29	$161,921,443	$9	$249,968,853	$3,728	$518,915,692

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(2)	$6,744,049	$(5,632,762)	$(36)	$(13,166,210)	$(13)	$(11,989,546)
Net realized gain (loss) on investments	—	109,590	91,408,597	1	209,162,171	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net change in net assets
from operations	276	72,816,966	195,099,275	1,717	474,725,865	59	110,794,482

Contract transactions[1]
Purchase payments	4,523	34,814,470	136,703,322	110,160	190,093,847	61,375	72,358,725
Surrenders and terminations	—	(20,542,815)	(69,669,169)	—	(152,031,805)	—	(49,184,795)
Transfers between Investment Divisions	734	45,418,763	91,656,729	1,887	(39,571,900)	1,087	47,311,585
Contract owner charges	—	(4,458,610)	(13,859,312)	—	(29,658,002)	—	(10,182,810)
Net change in net assets
from contract transaction	5,257	55,231,808	144,831,570	112,047	(31,167,860)	62,462	60,302,705

Net change in net assets	5,533	128,048,774	339,930,845	113,764	443,558,005	62,521	171,097,187

Net assets beginning of year	—	323,938,262	1,020,004,742	—	2,298,246,288	—	764,416,661

Net assets end of year	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,923,817	70,947,336	—	89,378,922	—	53,777,216
Units issued	124	9,917,059	32,130,178	4,979	16,979,430	1,495	12,524,842
Units redeemed	—	(6,540,414)	(23,182,565)	—	(18,530,067)	—	(8,551,856)
Units outstanding at end of year	124	27,300,462	79,894,949	4,979	87,828,285	1,495	57,750,202
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,257	$166,544,910	$544,407,341	$112,047	$694,091,875	$62,462	$189,547,540
Proceeds from sales	$2	$104,569,053	$361,679,220	$36	$566,108,057	$13	$141,234,382

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Operations
Net investment income (loss)	$(42,983)	$(7)	$(13,974,684)	$(104)	$22,404,034	$(233)	$21,552,738
Net realized gain (loss) on investments	(159,420)	—	121,761,459	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net change in net assets
from operations	478,436	378	513,666,886	3,104	280,097,594	12,706	447,401,833

Contract transactions[1]
Purchase payments	2,867,625	60,000	190,973,004	250,628	139,336,157	527,525	57,620,775
Surrenders and terminations	(122,686)	—	(114,113,837)	—	(75,179,713)	(3,133)	(299,670,816)
Transfers between Investment Divisions	13,195,112	—	262,991,945	(1,112)	163,894,097	119,948	343,001,589
Contract owner charges	(34,068)	—	(20,935,526)	—	(14,175,332)	(395)	(26,769,284)
Net change in net assets
from contract transaction	15,905,983	60,000	318,915,586	249,516	213,875,209	643,945	74,182,264

Net change in net assets	16,384,419	60,378	832,582,472	252,620	493,972,803	656,651	521,584,097

Net assets beginning of year	—	—	1,334,907,346	—	1,094,403,486	—	2,748,414,553

Net assets end of year	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	103,703,304	—	65,108,565	—	146,107,874
Units issued	2,366,584	5,665	44,369,852	10,830	22,732,156	25,189	35,235,022
Units redeemed	(825,608)	—	(23,325,784)	—	(11,400,364)	(562)	(30,646,439)
Units outstanding at end of year	1,540,976	5,665	124,747,372	10,830	76,440,357	24,627	150,696,457
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,104,005	$60,000	$722,785,136	$249,516	$470,638,276	$658,854	$743,756,021
Proceeds from sales	$8,241,005	$7	$378,456,771	$104	$234,359,032	$15,142	$648,021,020

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Operations
Net investment income (loss)	$(171)	$(117,499)	$—	$16,883	$—	$(5,137,895)	$(9)
Net realized gain (loss) on investments	3	(87,879)	—	254,133	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net change in net assets
from operations	13,877	1,340,616	—	884,240	—	62,934,924	458

Contract transactions[1]
Purchase payments	571,309	2,193,961	—	9,845,540	—	14,976,978	24,750
Surrenders and terminations	—	(502,015)	—	(39,870)	—	(32,287,185)	—
Transfers between Investment Divisions	2,312	39,338,853	—	4,445,989	—	(12,509,635)	—
Contract owner charges	—	(87,097)	—	(32,984)	—	(3,088,912)	—
Net change in net assets
from contract transaction	573,621	40,943,702	—	14,218,675	—	(32,908,754)	24,750

Net change in net assets	587,498	42,284,318	—	15,102,915	—	30,026,170	25,208

Net assets beginning of year	—	—	—	—	—	337,726,110	—

Net assets end of year	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	18,553,950	—
Units issued	21,786	4,911,237	—	1,457,840	—	2,569,540	883
Units redeemed	—	(938,208)	—	(111,325)	—	(4,267,645)	—
Units outstanding at end of year	21,786	3,973,029	—	1,346,515	—	16,855,845	883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$573,622	$50,463,158	$—	$15,670,496	$—	$51,639,668	$24,750
Proceeds from sales	$171	$9,636,956	$—	$1,195,741	$—	$89,686,317	$9

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Operations
Net investment income (loss)	$(17,045,307)	$(113)	$4,993,500	$(7,573)	$(18)	$(22,661)	$(3)
Net realized gain (loss) on investments	56,152,274	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net change in net assets
from operations	397,192,821	3,911	47,500,678	8,467	585	366,531	87

Contract transactions[1]
Purchase payments	245,123,605	249,318	27,035,158	2,426,868	73,935	3,207,875	8,728
Surrenders and terminations	(87,060,644)	—	(14,209,910)	(5,188)	(18)	(69,626)	—
Transfers between Investment Divisions	457,969,703	14,985	29,480,953	2,887,945	(53)	12,875,301	347
Contract owner charges	(18,008,891)	—	(2,920,679)	(3,765)	—	(27,684)	—
Net change in net assets
from contract transaction	598,023,773	264,303	39,385,522	5,305,860	73,864	15,985,866	9,075

Net change in net assets	995,216,594	268,214	86,886,200	5,314,327	74,449	16,352,397	9,162

Net assets beginning of year	1,068,389,268	—	208,585,558	—	—	—	—

Net assets end of year	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

[1]Contract unit transactions
Units outstanding at beginning of year	46,080,589	—	11,828,120	—	—	—	—
Units issued	35,043,293	9,223	5,080,150	576,047	7,286	1,571,530	854
Units redeemed	(13,047,247)	(1)	(3,171,140)	(54,893)	(7)	(43,908)	—
Units outstanding at end of year	68,076,635	9,222	13,737,130	521,154	7,279	1,527,622	854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$986,474,591	$264,319	$110,082,783	$5,864,411	$73,935	$16,447,650	$9,075
Proceeds from sales	$374,087,856	$128	$65,703,762	$566,124	$89	$484,445	$3

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Operations
Net investment income (loss)	$(6,838)	$(2)	$5,089,500	$(10,315,481)	$(141)	$1,226,655	$(4,910,307)
Net realized gain (loss) on investments	2,765	—	(220,225,552)	240,515,328	1	284,847,329	(10,851,241)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net change in net assets
from operations	143,303	77	8,600,881	324,652,713	4,475	1,030,260,502	(37,703,700)

Contract transactions[1]
Purchase payments	3,349,557	11,094	4,722,623	263,156,226	455,301	709,500,387	64,648,340
Surrenders and terminations	(81,378)	—	(15,841,123)	(133,655,209)	—	(317,305,889)	(40,052,804)
Transfers between Investment Divisions	2,173,854	390	(519,304,032)	13,250,081	10,321	580,462,421	(210,486,909)
Contract owner charges	(3,409)	—	(1,699,435)	(26,098,740)	—	(60,651,701)	(7,020,715)
Net change in net assets
from contract transaction	5,438,624	11,484	(532,121,967)	116,652,358	465,622	912,005,218	(192,912,088)

Net change in net assets	5,581,927	11,561	(523,521,086)	441,305,071	470,097	1,942,265,720	(230,615,788)

Net assets beginning of year	—	—	523,521,086	2,217,324,201	—	4,756,967,365	780,958,846

Net assets end of year	$5,581,927	$11,561	$—	$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	36,372,102	73,174,196	—	240,595,711	38,793,119
Units issued	533,555	1,083	1,807,155	20,624,513	10,572	82,464,850	9,006,680
Units redeemed	(10,145)	—	(38,179,257)	(17,321,489)	—	(40,345,882)	(19,554,938)
Units outstanding at end of year	523,410	1,083	—	76,477,220	10,572	282,714,679	28,244,861
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,545,210	$11,487	$33,820,078	$852,533,610	$465,624	$1,956,940,037	$180,866,644
Proceeds from sales	$113,424	$5	$560,852,545	$579,889,011	$144	$946,070,395	$376,061,887

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(6)	$(10,127,720)	$(107)	$2,209,223	$(1)	$1,014,083	$(16)
Net realized gain (loss) on investments	—	141,723,973	1	8,328,287	—	4,060,597	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net change in net assets
from operations	329	192,372,827	2,354	2,242,734	44	6,999,897	(632)

Contract transactions[1]
Purchase payments	26,136	185,422,204	367,313	3,664,829	3,000	7,681,061	22,479
Surrenders and terminations	—	(110,635,703)	—	(9,558,948)	—	(4,953,892)	—
Transfers between Investment Divisions	239	(39,169,206)	(642)	(17,756,402)	—	(5,065,130)	—
Contract owner charges	—	(17,954,493)	—	(1,038,161)	—	(53,732)	—
Net change in net assets
from contract transaction	26,375	17,662,802	366,671	(24,688,682)	3,000	(2,391,693)	22,479

Net change in net assets	26,704	210,035,629	369,025	(22,445,948)	3,044	4,608,204	21,847

Net assets beginning of year	—	1,732,505,778	—	129,578,621	—	71,847,715	—

Net assets end of year	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

[1]Contract unit transactions
Units outstanding at beginning of year	—	64,199,290	—	13,289,527	—	5,575,488	—
Units issued	1,161	17,585,912	9,550	1,446,756	229	1,443,084	1,657
Units redeemed	—	(17,476,583)	—	(4,002,383)	—	(1,647,537)	—
Units outstanding at end of year	1,161	64,308,619	9,550	10,733,900	229	5,371,035	1,657
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,375	$581,566,844	$366,672	$22,872,073	$3,000	$23,939,775	$22,478
Proceeds from sales	$6	$499,647,550	$107	$40,912,561	$1	$23,371,331	$16

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(1,246,692)	$(70)	$(3,865,471)	$(459,376)	$(1,854,951)	$(616,662)	$(130,303)
Net realized gain (loss) on investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net change in net assets
from operations	80,065,179	5,481	33,794,267	8,262,029	24,168,559	15,370,212	159,621

Contract transactions[1]
Purchase payments	47,854,933	153,675	13,362,919	4,745,422	12,231,824	7,401,586	802,016
Surrenders and terminations	(44,303,229)	—	(32,975,650)	(2,765,160)	(12,663,967)	(2,155,108)	(1,192,327)
Transfers between Investment Divisions	(12,119,136)	574	(32,537,804)	(7,339,211)	(21,304,562)	(122,248,335)	(2,055,706)
Contract owner charges	(9,289,054)	—	(312,164)	(59,968)	(174,056)	(595,889)	(6,174)
Net change in net assets
from contract transaction	(17,856,486)	154,249	(52,462,699)	(5,418,917)	(21,910,761)	(117,597,746)	(2,452,191)

Net change in net assets	62,208,693	159,730	(18,668,432)	2,843,112	2,257,798	(102,227,534)	(2,292,570)

Net assets beginning of year	712,755,444	—	379,282,882	45,129,980	181,443,658	102,227,534	13,663,054

Net assets end of year	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456	$—	$11,370,484

[1]Contract unit transactions
Units outstanding at beginning of year	34,453,938	—	36,604,838	4,588,067	18,130,812	9,440,050	1,390,860
Units issued	5,409,276	5,634	2,131,742	674,517	2,308,254	7,512,506	204,061
Units redeemed	(6,319,200)	(5)	(6,993,732)	(1,201,933)	(4,392,910)	(16,952,556)	(451,408)
Units outstanding at end of year	33,544,014	5,629	31,742,848	4,060,651	16,046,156	—	1,143,513
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$126,930,034	$154,394	$23,313,310	$7,325,397	$24,707,004	$89,671,454	$2,018,058
Proceeds from sales	$146,033,212	$214	$79,641,480	$13,203,689	$48,472,716	$207,885,862	$4,600,553

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Operations
Net investment income (loss)	$(1)	$2,321,771	$9,534,915	$(11)	$2,271,825	$(2)	$(178,080)
Net realized gain (loss) on investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net change in net assets
from operations	(6)	690,990	28,522,197	318	3,114,295	19	5,935,526

Contract transactions[1]
Purchase payments	2,500	1,563,950	61,366,236	56,847	2,846,830	5,800	7,361,322
Surrenders and terminations	—	(794,499)	(36,461,977)	(22)	(7,710,628)	—	(840,353)
Transfers between Investment Divisions	—	847,626	86,592,138	10,442	(9,200,565)	—	14,997,228
Contract owner charges	—	(7,686)	(6,868,234)	—	(71,008)	—	(9,956)
Net change in net assets
from contract transaction	2,500	1,609,391	104,628,163	67,267	(14,135,371)	5,800	21,508,241

Net change in net assets	2,494	2,300,381	133,150,360	67,585	(11,021,076)	5,819	27,443,767

Net assets beginning of year	—	12,030,710	498,914,692	—	85,904,321	—	8,931,979

Net assets end of year	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,905,101	46,193,846	—	8,583,046	—	1,075,057
Units issued	250	981,618	21,861,312	5,421	591,003	575	2,602,293
Units redeemed	—	(732,263)	(12,579,918)	(2)	(1,974,604)	—	(547,191)
Units outstanding at end of year	250	2,154,456	55,475,240	5,419	7,199,445	575	3,130,159
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,500	$8,694,299	$262,283,713	$67,289	$9,162,841	$5,800	$27,056,826
Proceeds from sales	$1	$4,763,137	$148,120,635	$33	$21,026,387	$2	$5,726,665

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(9,536,930)	$(64)	$2,009,405	$(4)	$(244,643)	$(205)	$(16,022,847)
Net realized gain (loss) on investments	45,995,685	1	3,193,247	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net change in net assets
from operations	434,093,718	3,616	12,207,714	132	78,079	635	18,586,417

Contract transactions[1]
Purchase payments	103,905,703	158,812	42,188,141	41,822	22,615,046	534,946	60,727,868
Surrenders and terminations	(100,296,725)	—	(14,302,717)	—	(1,158,627)	(3,454)	(93,190,250)
Transfers between Investment Divisions	196,835,087	25,374	63,474,493	—	106,662,060	(8,395)	7,787,167
Contract owner charges	(17,711,814)	—	(2,131,139)	—	(156,751)	—	(13,353,354)
Net change in net assets
from contract transaction	182,732,251	184,186	89,228,778	41,822	127,961,728	523,097	(38,028,569)

Net change in net assets	616,825,969	187,802	101,436,492	41,954	128,039,807	523,732	(19,442,152)

Net assets beginning of year	1,201,731,404	—	185,994,980	—	—	—	1,134,261,639

Net assets end of year	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

[1]Contract unit transactions
Units outstanding at beginning of year	63,486,868	—	16,679,472	—	—	—	83,789,397
Units issued	20,871,036	5,621	16,302,604	3,584	13,933,417	53,189	14,109,150
Units redeemed	(12,962,158)	—	(8,587,818)	—	(1,173,349)	(1,171)	(17,154,649)
Units outstanding at end of year	71,395,746	5,621	24,394,258	3,584	12,760,068	52,018	80,743,898
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$481,453,360	$184,186	$193,759,137	$41,822	$139,729,290	$534,883	$194,849,518
Proceeds from sales	$308,258,038	$64	$101,764,175	$4	$12,012,204	$11,991	$248,900,934

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$(62)	$25,810,861	$(38)	$72,476,588	$(69)	$434,326	$(1)
Net realized gain (loss) on investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net change in net assets
from operations	642	20,718,612	247	96,350,713	1,047	413,104	13

Contract transactions[1]
Purchase payments	82,034	151,890,719	96,266	122,498,536	139,225	1,356,993	2,500
Surrenders and terminations	—	(94,394,026)	—	(123,676,632)	—	(1,732,494)	—
Transfers between Investment Divisions	9,735	16,067,270	8,926	(64,861,198)	10,054	(1,853,636)	—
Contract owner charges	—	(14,421,356)	—	(17,365,353)	—	(6,961)	—
Net change in net assets
from contract transaction	91,769	59,142,607	105,192	(83,404,647)	149,279	(2,236,098)	2,500

Net change in net assets	92,411	79,861,219	105,439	12,946,066	150,326	(1,822,994)	2,513

Net assets beginning of year	—	1,282,976,258	—	1,627,383,574	—	15,725,406	—

Net assets end of year	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

[1]Contract unit transactions
Units outstanding at beginning of year	—	113,730,052	—	78,947,498	—	1,524,369	—
Units issued	5,611	36,631,216	10,006	20,094,991	4,977	396,925	282
Units redeemed	—	(31,508,776)	—	(24,446,375)	—	(611,522)	—
Units outstanding at end of year	5,611	118,852,492	10,006	74,596,114	4,977	1,309,772	282
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$91,769	$461,848,066	$105,195	$520,961,929	$149,279	$4,763,809	$2,500
Proceeds from sales	$62	$376,894,598	$41	$531,889,988	$69	$6,565,581	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Operations
Net investment income (loss)	$(5,010,561)	$(16)	$(8,178,278)	$(20)	$2,597,898	$(54)	$(298,594)
Net realized gain (loss) on investments	42,062,875	13	49,209,086	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net change in net assets
from operations	61,062,283	1,530	103,168,359	1,076	7,851,583	455	25,663,432

Contract transactions[1]
Purchase payments	66,058,241	41,185	86,763,946	131,022	51,174,704	118,311	18,428,591
Surrenders and terminations	(35,648,112)	—	(43,077,254)	—	(15,344,618)	—	(17,524,728)
Transfers between Investment Divisions	(139,153,291)	2,991	(47,091,943)	1,404	23,183,751	(10)	(14,033,838)
Contract owner charges	(7,046,057)	—	(9,392,193)	—	(2,714,465)	—	(2,172,757)
Net change in net assets
from contract transaction	(115,789,219)	44,176	(12,797,444)	132,426	56,299,372	118,301	(15,302,732)

Net change in net assets	(54,726,936)	45,706	90,370,915	133,502	64,150,955	118,756	10,360,700

Net assets beginning of year	666,248,398	—	727,296,658	—	233,731,243	—	206,320,732

Net assets end of year	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

[1]Contract unit transactions
Units outstanding at beginning of year	35,150,315	—	37,962,190	—	14,313,230	—	6,644,976
Units issued	12,448,429	1,877	15,917,220	5,038	8,971,709	9,942	2,426,528
Units redeemed	(18,631,333)	(12)	(17,082,182)	—	(5,617,663)	(1)	(2,949,493)
Units outstanding at end of year	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941	6,122,011
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$266,076,346	$44,468	$331,512,237	$132,439	$155,118,479	$118,311	$82,353,766
Proceeds from sales	$366,763,016	$308	$347,370,250	$33	$96,221,209	$64	$97,955,092

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$—	$12,442,052	$(89,588,567)	$(326)	$(948,220)	$(2)	$42,776,360
Net realized gain (loss) on investments	—	28,587,915	181,339,070	11	(4,609,573)	—	279,563,986
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net change in net assets
from operations	—	97,580,708	837,310,835	35,064	161,087,583	117	334,022,066

Contract transactions[1]
Purchase payments	—	10,921,546	425,765,732	783,683	56,494,245	8,666	245,156,485
Surrenders and terminations	—	(25,749,918)	(377,668,449)	—	(55,632,303)	—	(226,194,980)
Transfers between Investment Divisions	—	(497,871,465)	(838,927,716)	6,876	(157,964,978)	(4)	(590,761,236)
Contract owner charges	—	(2,337,305)	(74,162,590)	—	(11,309,758)	—	(40,983,116)
Net change in net assets
from contract transaction	—	(515,037,142)	(864,993,023)	790,559	(168,412,794)	8,662	(612,782,847)

Net change in net assets	—	(417,456,434)	(27,682,188)	825,623	(7,325,211)	8,779	(278,760,781)

Net assets beginning of year	—	417,456,434	6,640,845,302	—	1,026,738,998	—	3,658,768,538

Net assets end of year	$—	$—	$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

[1]Contract unit transactions
Units outstanding at beginning of year	—	26,799,124	324,244,899	—	47,314,048	—	176,161,132
Units issued	—	1,681,720	34,462,601	40,487	6,019,982	293	22,714,418
Units redeemed	—	(28,480,844)	(75,547,349)	(8)	(13,576,585)	—	(51,880,092)
Units outstanding at end of year	—	—	283,160,151	40,479	39,757,445	293	146,995,458
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$50,409,450	$733,981,134	$790,703	$156,676,985	$8,666	$770,818,924
Proceeds from sales	$—	$549,307,131	$1,688,562,723	$470	$318,759,304	$7	$1,147,292,291

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(34)	$3,394,250	$—	$8,634,247	$—	$(26,988,006)	$(35)
Net realized gain (loss) on investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net change in net assets
from operations	1,514	9,033,853	—	120,341,409	—	364,863,921	1,163

Contract transactions[1]
Purchase payments	200,077	5,863,810	—	39,398,894	—	119,781,485	53,033
Surrenders and terminations	—	(1,756,720)	—	(45,502,971)	—	(106,869,595)	—
Transfers between Investment Divisions	256	6,515,878	—	(119,607,048)	—	28,303,381	145
Contract owner charges	(55)	(20,027)	—	(9,018,493)	—	(23,282,554)	—
Net change in net assets
from contract transaction	200,278	10,602,941	—	(134,729,618)	—	17,932,717	53,178

Net change in net assets	201,792	19,636,794	—	(14,388,209)	—	382,796,638	54,341

Net assets beginning of year	—	23,925,861	—	788,428,749	—	1,687,676,272	—

Net assets end of year	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,444,313	—	40,172,589	—	79,457,961	—
Units issued	7,475	1,758,321	—	5,253,222	—	12,379,961	2,447
Units redeemed	(2)	(826,176)	—	(11,851,123)	—	(11,916,620)	—
Units outstanding at end of year	7,473	3,376,458	—	33,574,688	—	79,921,302	2,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$200,333	$23,911,345	$—	$129,048,200	$—	$295,902,916	$53,178
Proceeds from sales	$89	$9,914,154	$—	$255,143,571	$—	$304,958,203	$35

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(20,454,632)	$—	$(71,296,053)	$(73)	$(43,165,563)	$(92)	$(82,265,253)
Net realized gain (loss) on investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net change in net assets
from operations	73,150,211	—	879,071,882	1,977	276,743,939	1,641	772,614,498

Contract transactions[1]
Purchase payments	52,865,633	—	195,288,234	242,667	107,611,021	108,117	196,059,382
Surrenders and terminations	(138,377,327)	—	(319,987,797)	—	(246,017,672)	—	(409,074,513)
Transfers between Investment Divisions	(62,685,051)	—	(86,135,943)	—	(62,711,338)	2,334	(179,694,656)
Contract owner charges	(17,791,298)	—	(62,295,882)	—	(38,387,343)	—	(72,378,694)
Net change in net assets
from contract transaction	(165,988,043)	—	(273,131,388)	242,667	(239,505,332)	110,451	(465,088,481)

Net change in net assets	(92,837,832)	—	605,940,494	244,644	37,238,607	112,092	307,526,017

Net assets beginning of year	1,446,988,844	—	4,668,928,366	—	2,985,773,323	—	5,588,111,124

Net assets end of year	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

[1]Contract unit transactions
Units outstanding at beginning of year	105,843,356	—	220,000,703	—	194,214,146	—	282,437,005
Units issued	12,941,750	—	21,325,138	12,980	16,396,645	7,268	21,240,281
Units redeemed	(24,989,247)	—	(33,663,883)	—	(31,583,001)	—	(44,074,320)
Units outstanding at end of year	93,795,859	—	207,661,958	12,980	179,027,790	7,268	259,602,966
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$183,092,455	$—	$504,495,372	$242,667	$266,620,015	$110,451	$461,366,676
Proceeds from sales	$369,535,129	$—	$848,922,812	$73	$549,290,910	$92	$1,008,720,410

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(430)	$1,407,788	$(5)	$3,171,143	$(9)	$(107,125)	$(3,880,439)
Net realized gain (loss) on investments	5	6,021,623	3	9,908,709	—	537,013	25,674,432
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net change in net assets
from operations	13,135	27,800,806	696	44,740,170	1,281	293,528	152,932,436

Contract transactions[1]
Purchase payments	826,997	25,903,833	6,527	36,368,266	18,663	6,293,548	476,577,318
Surrenders and terminations	—	(13,077,525)	(26)	(32,692,795)	—	(2,957,435)	(62,575,852)
Transfers between Investment Divisions	5,000	(23,876,054)	31	(113,371,668)	—	(3,616,651)	739,541,705
Contract owner charges	—	(2,844,833)	—	(5,984,869)	—	(37,279)	(4,468,342)
Net change in net assets
from contract transaction	831,997	(13,894,579)	6,532	(115,681,066)	18,663	(317,817)	1,149,074,829

Net change in net assets	845,132	13,906,227	7,228	(70,940,896)	19,944	(24,289)	1,302,007,265

Net assets beginning of year	—	276,616,528	—	562,315,425	—	46,195,313	793,775,180

Net assets end of year	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,845,197	—	29,782,346	—	4,748,903	61,907,090
Units issued	48,185	6,307,624	535	4,214,660	822	1,223,006	93,402,302
Units redeemed	—	(7,510,166)	(2)	(10,285,882)	—	(1,259,281)	(10,480,758)
Units outstanding at end of year	48,185	22,642,655	533	23,711,124	822	4,712,628	144,828,634
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$831,997	$80,482,126	$6,558	$104,355,731	$18,663	$12,690,817	$1,318,097,783
Proceeds from sales	$430	$92,968,916	$31	$204,591,750	$9	$12,806,797	$160,017,415

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(362)	$(58,910,260)	$(336)	$(57,369,112)	$(402)	$429,332	$(99)
Net realized gain (loss) on investments	3	383,809,775	456	327,258,864	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net change in net assets
from operations	5,909	1,161,122,932	5,851	812,381,109	11,103	(2,035,736)	(254)

Contract transactions[1]
Purchase payments	777,822	488,799,044	862,982	383,751,600	1,002,386	107,238,918	191,765
Surrenders and terminations	—	(252,901,019)	—	(233,540,593)	(5,946)	(84,729,453)	—
Transfers between Investment Divisions	3,823	709,258,096	20,493	337,909,154	5,073	(60,795,142)	791
Contract owner charges	—	(47,386,581)	(123)	(49,424,207)	(1,220)	(9,930,221)	(77)
Net change in net assets
from contract transaction	781,645	897,769,540	883,352	438,695,954	1,000,293	(48,215,898)	192,479

Net change in net assets	787,554	2,058,892,472	889,203	1,251,077,063	1,011,396	(50,251,634)	192,225

Net assets beginning of year	—	3,344,432,388	—	3,355,489,891	—	986,933,704	—

Net assets end of year	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

[1]Contract unit transactions
Units outstanding at beginning of year	—	60,975,560	—	38,771,840	—	95,652,792	—
Units issued	55,062	23,447,016	8,767	10,963,685	6,596	26,439,044	15,543
Units redeemed	—	(10,042,985)	(231)	(6,681,851)	(48)	(31,373,890)	(10)
Units outstanding at end of year	55,062	74,379,591	8,536	43,053,674	6,548	90,717,946	15,533
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$781,649	$1,791,223,803	$907,343	$1,286,480,698	$1,007,714	$288,756,539	$192,598
Proceeds from sales	$365	$704,324,552	$24,327	$695,162,467	$7,823	$336,543,104	$218

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$4,367,631	$(100)	$647,403	$(4)	$(67,621)	$—	$1,939,599
Net realized gain (loss) on investments	95,939,598	2	6,156,954	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net change in net assets
from operations	268,386,638	631	17,827,787	(152)	3,261,780	—	5,701,865

Contract transactions[1]
Purchase payments	141,496,436	421,600	12,542,402	76,082	2,424,962	—	5,535,774
Surrenders and terminations	(99,892,168)	—	(6,783,189)	—	(1,006,078)	—	(3,708,902)
Transfers between Investment Divisions	149,342,027	15,588	7,225,156	29	(779,490)	—	(4,503,610)
Contract owner charges	(17,297,857)	(86)	(74,257)	—	(16,648)	—	(59,804)
Net change in net assets
from contract transaction	173,648,438	437,102	12,910,112	76,111	622,746	—	(2,736,542)

Net change in net assets	442,035,076	437,733	30,737,899	75,959	3,884,526	—	2,965,323

Net assets beginning of year	1,508,137,074	—	117,216,001	—	19,627,199	—	53,403,575

Net assets end of year	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

[1]Contract unit transactions
Units outstanding at beginning of year	56,106,119	—	6,420,335	—	1,553,950	—	11,261,099
Units issued	14,910,709	10,532	2,181,857	4,427	437,825	—	3,932,628
Units redeemed	(9,220,296)	(2)	(1,519,727)	—	(390,598)	—	(4,607,865)
Units outstanding at end of year	61,796,532	10,530	7,082,465	4,427	1,601,177	—	10,585,862
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$538,528,601	$437,204	$46,188,660	$76,111	$5,954,827	$—	$23,575,145
Proceeds from sales	$287,125,821	$202	$30,195,834	$4	$5,399,703	$—	$24,372,088

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(141,715)	$(32)	$(34,075)	$(41)	$(18,518)	$(13)	$(55,357)
Net realized gain (loss) on investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net change in net assets
from operations	2,270,509	2,044	582,831	2,062	7,224	45	733,207

Contract transactions[1]
Purchase payments	13,505,999	110,718	10,931,253	384,659	6,167,373	15,134	20,306,081
Surrenders and terminations	(631,466)	(1)	(117,015)	—	(128,231)	—	(69,964)
Transfers between Investment Divisions	51,345,344	14	13,095,755	(106,296)	5,728,391	54	18,679,932
Contract owner charges	(86,758)	—	(15,713)	—	(12,063)	—	(26,263)
Net change in net assets
from contract transaction	64,133,119	110,731	23,894,280	278,363	11,755,470	15,188	38,889,786

Net change in net assets	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233	39,622,993

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	6,424,720	10,435	2,379,197	36,238	1,249,469	1,516	3,867,786
Units redeemed	(285,306)	—	(74,927)	(9,974)	(72,950)	—	(78,262)
Units outstanding at end of year	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516	3,789,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$67,141,814	$110,732	$24,686,095	$384,387	$12,484,494	$15,188	$39,693,471
Proceeds from sales	$3,150,410	$32	$825,890	$106,065	$747,542	$13	$859,042

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(412)	$(130,240)	$(39)	$(311,562)	$(125)	$(42,720)	$(52)
Net realized gain (loss) on investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net change in net assets
from operations	16,498	1,000,523	2,287	2,907,737	6,020	258,857	775

Contract transactions[1]
Purchase payments	784,910	13,647,019	206,564	15,589,116	181,999	14,627,190	134,473
Surrenders and terminations	—	(315,453)	—	(1,273,802)	—	(369,787)	—
Transfers between Investment Divisions	—	59,113,285	(46)	97,644,215	765	14,158,624	49
Contract owner charges	—	(85,194)	—	(144,667)	—	(21,725)	—
Net change in net assets
from contract transaction	784,910	72,359,657	206,518	111,814,862	182,764	28,394,302	134,522

Net change in net assets	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159	135,297

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	76,341	7,234,751	20,218	11,258,719	18,087	2,894,021	13,229
Units redeemed	—	(214,014)	—	(293,832)	—	(83,787)	(1)
Units outstanding at end of year	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234	13,228
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$784,909	$74,570,710	$206,518	$114,825,996	$182,763	$29,241,633	$134,534
Proceeds from sales	$412	$2,341,293	$39	$3,322,695	$125	$890,051	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(66,150)	$(245)	$(137,309)	$(9)	$(68,094)	$(25)	$(142,756)
Net realized gain (loss) on investments	6,611	2	(61,328)	—	15,786	1	627,717
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net change in net assets
from operations	677,662	6,303	1,461,768	395	1,094,212	927	5,230,625

Contract transactions[1]
Purchase payments	27,830,193	333,241	9,175,102	96,729	21,994,948	99,379	4,652,111
Surrenders and terminations	(66,453)	—	(532,259)	—	(209,690)	(44)	(1,083,238)
Transfers between Investment Divisions	16,745,563	446	42,006,214	667	24,814,957	1,666	9,954,486
Contract owner charges	(38,004)	—	(92,971)	—	(33,314)	—	(15,691)
Net change in net assets
from contract transaction	44,471,299	333,687	50,556,086	97,396	46,566,901	101,001	13,507,668

Net change in net assets	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928	18,738,293

Net assets beginning of year	—	—	—	—	—	—	12,385,965

Net assets end of year	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	1,160,185
Units issued	4,422,801	32,793	6,014,977	9,108	4,541,170	9,524	1,495,724
Units redeemed	(54,626)	—	(1,169,058)	—	(84,507)	(5)	(419,149)
Units outstanding at end of year	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519	2,236,760
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$45,029,966	$333,687	$62,602,646	$97,396	$47,454,567	$101,051	$18,909,800
Proceeds from sales	$624,817	$245	$12,183,870	$9	$955,760	$75	$5,524,248

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Operations
Net investment income (loss)	$(8)	$61,034	$(1)	$4,913,519	$(330)	$(16,193,881)	$398
Net realized gain (loss) on investments	—	35,456	—	264,072,318	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net change in net assets
from operations	327	166,048	61	707,176,515	10,864	(16,193,881)	398

Contract transactions[1]
Purchase payments	18,600	1,061,581	4,600	939,090,922	1,092,891	366,558,748	1,346,736
Surrenders and terminations	—	(255,292)	—	(404,798,904)	—	(308,971,810)	—
Transfers between Investment Divisions	7,447	255,022	—	134,693,617	5,064	(412,857,048)	(464,166)
Contract owner charges	—	(3,353)	—	(74,945,737)	—	(15,822,600)	—
Net change in net assets
from contract transaction	26,047	1,057,958	4,600	594,039,898	1,097,955	(371,092,710)	882,570

Net change in net assets	26,374	1,224,006	4,661	1,301,216,413	1,108,819	(387,286,591)	882,968

Net assets beginning of year	—	3,252,280	—	6,047,242,968	—	1,512,917,966	—

Net assets end of year	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

[1]Contract unit transactions
Units outstanding at beginning of year	—	339,822	—	139,519,238	—	127,520,520	—
Units issued	1,826	241,082	466	32,970,013	16,196	76,170,366	84,704
Units redeemed	—	(133,627)	—	(20,670,005)	(24)	(108,342,757)	(31,560)
Units outstanding at end of year	1,826	447,277	466	151,819,246	16,172	95,348,129	53,144
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,047	$2,473,289	$4,600	$1,765,506,685	$1,099,557	$908,276,962	$1,407,464
Proceeds from sales	$8	$1,354,298	$1	$1,014,921,676	$1,933	$1,295,563,553	$524,496

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Operations
Net investment income (loss)	$1,768,109	$(28)
Net realized gain (loss) on investments	61,263,296	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net change in net assets
from operations	94,470,973	1,911

Contract transactions[1]
Purchase payments	46,481,796	99,929
Surrenders and terminations	(44,978,160)	—
Transfers between Investment Divisions	(6,951,753)	3
Contract owner charges	(8,303,881)	—
Net change in net assets
from contract transaction	(13,751,998)	99,932

Net change in net assets	80,718,975	101,843

Net assets beginning of year	703,505,205	—

Net assets end of year	$784,224,180	$101,843

[1]Contract unit transactions
Units outstanding at beginning of year	21,012,772	—
Units issued	4,268,371	2,930
Units redeemed	(4,708,654)	(842)
Units outstanding at end of year	20,572,489	2,088
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$204,593,041	$139,459
Proceeds from sales	$175,501,474	$39,555

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(4,201,518)	$(1,455,289)	$(791,954)	$(747,448)	$(2,546,187)	$(430,595)	$(2,196,858)
Net realized gain (loss)	(5,885,690)	(197,976)	(1,531,563)	(214,794)	(861,368)	(662,334)	(1,931,035)
Net change in unrealized appreciation
(depreciation) on investments	6,066,594	6,186,775	6,380,549	3,415,107	16,208,913	2,459,766	16,795,904
Net increase (decrease) in net assets
from operations	(4,020,614)	4,533,510	4,057,032	2,452,865	12,801,358	1,366,837	12,668,011

Contract transactions[1]
Purchase payments	18,157,453	23,592,717	3,840,079	6,177,504	39,669,941	1,890,543	15,588,859
Surrenders and terminations	(29,457,465)	(13,235,978)	(3,818,103)	(6,642,507)	(10,068,745)	(3,414,534)	(9,117,213)
Transfers between Investment Divisions	(62,853,326)	(317,722)	(9,355,602)	(7,864,602)	(22,714,460)	(7,626,922)	(19,656,257)
Contract owner charges	(448,897)	(84,768)	(76,485)	(55,399)	(257,633)	(36,896)	(280,768)
Net increase (decrease) in net assets
from contract transaction	(74,602,235)	9,954,249	(9,410,111)	(8,385,004)	6,629,103	(9,187,809)	(13,465,379)

Net increase (decrease) in net assets	(78,622,849)	14,487,759	(5,353,079)	(5,932,139)	19,430,461	(7,820,972)	(797,368)

Net assets beginning of period	445,496,695	122,256,189	81,460,935	71,861,619	240,234,049	45,565,316	219,742,526

Net assets end of period	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158

[1]Contract Unit Transactions
Units Outstanding at beginning of period	43,427,143	11,686,380	6,203,394	7,566,663	21,832,192	4,905,836	18,027,920
Units Issued	3,258,900	4,446,402	858,475	1,698,888	5,323,455	438,971	2,570,939
Units Redeemed	(10,599,713)	(3,492,596)	(1,568,371)	(2,554,010)	(4,669,586)	(1,417,952)	(3,656,760)
Units Outstanding at end of period	36,086,330	12,640,186	5,493,498	6,711,541	22,486,061	3,926,855	16,942,099

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(4,324,647)	$(8,296,410)	$(121,276)	$234,285	$404,179	$580,642	$(871,551)
Net realized gain (loss)	(1,326,858)	(4,117,208)	(256,674)	2,066,985	8,551,042	8,120,618	(777,103)
Net change in unrealized appreciation
(depreciation) on investments	22,339,957	48,578,218	1,365,207	1,712,497	1,970,849	3,344,750	842,130
Net increase (decrease) in net assets
from operations	16,688,452	36,164,600	987,257	4,013,767	10,926,070	12,046,010	(806,524)

Contract transactions[1]
Purchase payments	51,500,644	66,512,735	958,367	17,497,434	19,233,379	36,432,652	15,236,084
Surrenders and terminations	(27,236,639)	(43,405,361)	(864,934)	(7,228,328)	(7,586,392)	(10,052,200)	(3,779,060)
Transfers between Investment Divisions	(25,033,397)	(69,827,754)	3,062,957	12,845,758	2,889,808	10,429,479	(16,127,182)
Contract owner charges	(340,256)	(721,943)	(23,371)	(90,464)	(110,016)	(123,401)	(52,687)
Net increase (decrease) in net assets
from contract transaction	(1,109,648)	(47,442,323)	3,133,019	23,024,400	14,426,779	36,686,530	(4,722,845)

Net increase (decrease) in net assets	15,578,804	(11,277,723)	4,120,276	27,038,167	25,352,849	48,732,540	(5,529,369)

Net assets beginning of period	398,190,267	812,819,350	9,035,943	75,313,372	134,332,183	175,369,830	91,115,483

Net assets end of period	$413,769,071	$801,541,627	$13,156,219	$102,351,539	$159,685,032	$224,102,370	$85,586,114

[1]Contract Unit Transactions
Units Outstanding at beginning of period	34,342,709	70,034,620	1,078,460	6,766,711	10,621,852	14,575,054	7,792,647
Units Issued	7,271,466	9,000,674	689,154	3,511,496	2,963,240	5,776,786	2,318,752
Units Redeemed	(7,347,643)	(13,074,167)	(359,224)	(1,480,116)	(1,825,856)	(2,772,118)	(2,746,965)
Units Outstanding at end of period	34,266,532	65,961,127	1,408,390	8,798,091	11,759,236	17,579,722	7,364,434
See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(1,878,049)	$(286,244)	$977,957	$(331,775)	$3,069,050	$1,277,471	$778,616
Net realized gain (loss)	1,992,487	(6,934,804)	(1,653,809)	(1,031,807)	1,303,846	(443,336)	(447,542)
Net change in unrealized appreciation
(depreciation) on investments	14,626,272	8,971,556	1,590,142	10,782,146	(3,866,001)	878,527	1,180,645
Net increase (decrease) in net assets
from operations	14,740,710	1,750,508	914,290	9,418,564	506,895	1,712,662	1,511,719

Contract transactions[1]
Purchase payments	34,632,641	4,269,056	4,388,111	5,552,023	178,261,175	4,476,144	3,084,455
Surrenders and terminations	(7,968,582)	(1,453,491)	(6,289,708)	(1,726,798)	(42,079,916)	(2,449,039)	(1,712,434)
Transfers between Investment Divisions	715,549	2,472,598	(10,747,989)	4,695,638	211,939,689	(2,002,166)	1,078,794
Contract owner charges	(107,455)	(16,471)	(37,544)	(31,645)	(5,335,752)	(25,488)	(26,566)
Net increase (decrease) in net assets
from contract transaction	27,272,153	5,271,692	(12,687,130)	8,489,218	342,785,196	(549)	2,424,249

Net increase (decrease) in net assets	42,012,863	7,022,200	(11,772,840)	17,907,782	343,292,091	1,712,113	3,935,968

Net assets beginning of period	172,664,468	25,093,515	67,175,748	36,078,809	364,627,178	34,210,822	27,780,067

Net assets end of period	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935	$31,716,035

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209	2,173,066
Units Issued	4,774,845	1,386,976	1,168,645	1,382,439	60,212,795	1,473,381	897,091
Units Redeemed	(3,057,178)	(911,491)	(2,467,254)	(874,390)	(27,995,331)	(1,486,208)	(731,028)
Units Outstanding at end of period	13,030,642	3,113,913	5,555,623	3,155,770	66,861,682	3,447,382	2,339,129

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$1,975,537	$99,804	$171,202	$170,156	$(96,994)	$(531,107)	$65,272
Net realized gain (loss)	4,670,904	843,268	(861,832)	(5,597)	(328,712)	(1,674,942)	760,341
Net change in unrealized appreciation
(depreciation) on investments	877,508	(3,839,464)	536,845	(570,523)	1,302,977	4,245,989	1,057,877
Net increase (decrease) in net assets
from operations	7,523,949	(2,896,392)	(153,785)	(405,964)	877,271	2,039,940	1,883,490

Contract transactions[1]
Purchase payments	7,857,456	6,998,713	459,209	2,283,645	2,953,212	3,052,053	30,528,387
Surrenders and terminations	(8,004,196)	(1,713,281)	(223,305)	(621,049)	(493,247)	(5,692,007)	(7,713,563)
Transfers between Investment Divisions	(11,871,756)	(4,790,273)	(15,702,350)	64,713	3,415,024	(14,558,408)	102,601,688
Contract owner charges	(103,863)	(26,209)	(2,538)	(8,356)	(2,846)	(84,864)	(849,771)
Net increase (decrease) in net assets
from contract transaction	(12,122,359)	468,950	(15,468,984)	1,718,953	5,872,143	(17,283,226)	124,566,741

Net increase (decrease) in net assets	(4,598,410)	(2,427,442)	(15,622,769)	1,312,989	6,749,414	(15,243,286)	126,450,231

Net assets beginning of period	120,656,286	43,939,479	15,622,769	12,350,065	5,281,296	101,147,607	59,544,749

Net assets end of period	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980

[1]Contract Unit Transactions
Units Outstanding at beginning of period	10,295,797	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449
Units Issued	1,460,219	1,767,867	147,556	627,781	1,652,112	768,669	17,032,456
Units Redeemed	(2,500,980)	(1,747,153)	(1,955,128)	(462,444)	(673,466)	(2,537,424)	(5,922,433)
Units Outstanding at end of period	9,255,036	3,801,691	—	1,390,860	1,905,101	8,583,046	16,679,472
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$1,235,779	$(4,407,432)	$(60,093)	$(53,264)	$(250,398)	$(94,008)	$(7,739,859)
Net realized gain (loss)	(483,379)	10,095,631	5,069,491	122,210	3,014,890	58,778	(10,661,890)
Net change in unrealized appreciation
(depreciation) on investments	510,992	31,811,070	11,848,705	2,010,971	10,391,137	(124,491)	27,911,101
Net increase (decrease) in net assets
from operations	1,263,392	37,499,269	16,858,103	2,079,917	13,155,629	(159,721)	9,509,352

Contract transactions[1]
Purchase payments	1,327,971	234,385,377	6,423,234	3,729,523	9,492,688	2,849,113	6,990,449
Surrenders and terminations	(2,678,240)	(30,256,764)	(6,851,340)	(1,062,342)	(3,297,499)	(356,511)	(37,153,035)
Transfers between Investment Divisions	1,793,270	173,507,747	(9,271,552)	3,570,115	9,517,931	1,823,762	(62,146,112)
Contract owner charges	(8,353)	(368,116)	(83,228)	(37,240)	(61,423)	(3,298)	(6,283,679)
Net increase (decrease) in net assets
from contract transaction	434,648	377,268,244	(9,782,886)	6,200,056	15,651,697	4,313,066	(98,592,377)

Net increase (decrease) in net assets	1,698,040	414,767,513	7,075,217	8,279,973	28,807,326	4,153,345	(89,083,025)

Net assets beginning of period	14,027,366	379,007,667	110,140,784	11,347,226	24,596,249	8,232,620	617,911,974

Net assets end of period	$15,725,406	$793,775,180	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,497,056	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684
Units Issued	704,488	36,885,341	1,025,404	950,605	10,024,617	708,297	1,886,014
Units Redeemed	(677,175)	(6,512,459)	(1,685,757)	(433,745)	(6,625,930)	(312,602)	(7,747,994)
Units Outstanding at end of period	1,524,369	61,907,090	6,420,335	1,553,950	11,261,099	1,160,185	30,672,704

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(10,786,558)	$(18,032,095)	$(23,014,157)	$(20,628,331)	$(26,364,455)	$(37,503,237)	$(46,680)
Net realized gain (loss)	(1,333,797)	4,944,961	4,050,583	(8,954,981)	(13,644,737)	(21,365,242)	(14,218)
Net change in unrealized appreciation
(depreciation) on investments	61,745,059	84,715,601	115,000,276	93,769,696	106,298,540	124,862,542	137,948
Net increase (decrease) in net assets
from operations	49,624,704	71,628,467	96,036,702	64,186,384	66,289,348	65,994,063	77,050

Contract transactions[1]
Purchase payments	91,640,150	93,117,195	137,775,224	50,060,008	53,752,600	88,079,923	2,872,937
Surrenders and terminations	(28,088,122)	(69,955,687)	(73,266,925)	(83,549,019)	(92,601,333)	(129,505,056)	(495,880)
Transfers between Investment Divisions	17,573,993	20,716,212	(11,367,342)	(116,034,432)	(146,182,695)	(271,182,388)	(43,522)
Contract owner charges	(10,806,505)	(16,960,204)	(22,577,031)	(21,448,416)	(27,044,300)	(37,682,047)	(4,992)
Net increase (decrease) in net assets
from contract transaction	70,319,516	26,917,516	30,563,926	(170,971,859)	(212,075,728)	(350,289,568)	2,328,543

Net increase (decrease) in net assets	119,944,220	98,545,983	126,600,628	(106,785,475)	(145,786,380)	(284,295,505)	2,405,593

Net assets beginning of period	713,546,555	1,228,352,641	1,604,573,058	1,536,305,746	1,942,017,326	2,748,450,622	6,229,120

Net assets end of period	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946	$2,464,155,117	$8,634,713

[1]Contract Unit Transactions
Units Outstanding at beginning of period	63,022,110	97,592,388	131,660,012	95,281,047	117,833,160	167,002,645	655,446
Units Issued	17,314,614	17,203,657	23,553,730	6,557,448	7,212,977	12,558,882	583,202
Units Redeemed	(11,347,153)	(15,255,946)	(21,484,948)	(17,125,032)	(20,082,635)	(33,794,906)	(335,396)
Units Outstanding at end of period	68,989,571	99,540,099	133,728,794	84,713,463	104,963,502	145,766,621	903,252

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A(a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(10,904)	$(12,741,362)	$(3,901,623)	$(332,098)	$(19,228,217)	$(31,292,713)	$(6,676,662)
Net realized gain (loss)	3,350	74,980,188	34,301,184	(373,731)	6,029,564	51,241,535	(4,558,343)
Net change in unrealized appreciation
(depreciation) on investments	138,862	(30,874,397)	80,157,080	1,626,013	91,535,363	317,960,214	12,693,144
Net increase (decrease) in net assets
from operations	131,308	31,364,429	110,556,641	920,184	78,336,710	337,909,036	1,458,139

Contract transactions[1]
Purchase payments	2,436,884	36,053,757	33,551,263	4,211,409	265,716,000	286,247,267	38,253,597
Surrenders and terminations	(38,321)	(43,881,835)	(24,912,344)	(1,283,017)	(65,895,894)	(100,467,381)	(25,863,273)
Transfers between Investment Divisions	6,884,783	(98,101,137)	3,051,716	(2,645,102)	238,379,443	386,324,928	18,984,038
Contract owner charges	(7,840)	(11,664,788)	(6,252,806)	(25,872)	(17,354,939)	(29,027,049)	(6,056,801)
Net increase (decrease) in net assets
from contract transaction	9,275,506	(117,594,003)	5,437,829	257,418	420,844,610	543,077,765	25,317,561

Net increase (decrease) in net assets	9,406,814	(86,229,574)	115,994,470	1,177,602	499,181,320	880,986,801	26,775,700

Net assets beginning of period	—	1,000,620,196	513,864,116	31,737,901	1,119,371,900	1,828,935,192	418,272,360

Net assets end of period	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726
Units Issued	900,524	3,672,691	7,601,016	926,862	50,899,671	49,715,423	14,455,334
Units Redeemed	(15,756)	(7,121,133)	(7,545,111)	(901,635)	(16,427,199)	(18,589,426)	(12,208,749)
Units Outstanding at end of period	884,768	23,662,793	31,109,316	3,221,532	128,864,326	146,918,350	44,159,311
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(6,396,539)	$(44,483,789)	$(15,332,760)	$(13,307,301)	$(11,339,425)	$6,746,618	$(34,860,914)
Net realized gain (loss)	(2,396,943)	53,697,484	4,262,606	(5,181,629)	(16,835,095)	(8,175,049)	74,480,144
Net change in unrealized appreciation
(depreciation) on investments	8,185,373	305,733,448	78,261,051	35,326,755	53,737,840	(21,414,543)	51,060,144
Net increase (decrease) in net assets
from operations	(608,109)	314,947,143	67,190,897	16,837,825	25,563,320	(22,842,974)	90,679,374

Contract transactions[1]
Purchase payments	42,776,710	647,095,812	213,585,269	120,984,972	77,330,516	28,776,006	337,911,752
Surrenders and terminations	(17,011,800)	(138,830,656)	(40,292,812)	(36,875,989)	(33,626,966)	(18,972,244)	(164,162,342)
Transfers between Investment Divisions	(39,415,601)	135,652,827	132,111,997	22,379,507	43,441,909	746,582	(202,277,514)
Contract owner charges	(6,202,683)	(39,619,754)	(14,863,452)	(11,616,055)	(10,924,809)	(407,407)	(44,871,366)
Net increase (decrease) in net assets
from contract transaction	(19,853,374)	604,298,229	290,541,002	94,872,435	76,220,650	10,142,937	(73,399,470)

Net increase (decrease) in net assets	(20,461,483)	919,245,372	357,731,899	111,710,260	101,783,970	(12,700,037)	17,279,904

Net assets beginning of period	486,304,023	2,897,665,181	941,136,480	926,320,668	759,581,333	197,985,083	3,517,477,493

Net assets end of period	$465,842,540	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397

[1]Contract Unit Transactions
Units Outstanding at beginning of period	38,258,569	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130
Units Issued	7,621,092	63,932,232	34,832,204	24,231,229	19,447,077	7,698,268	46,540,617
Units Redeemed	(9,410,806)	(28,400,403)	(12,158,121)	(15,893,974)	(12,455,051)	(7,111,534)	(52,893,745)
Units Outstanding at end of period	36,468,855	213,016,158	97,906,269	90,574,479	80,462,456	18,002,503	295,537,002

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(17,800,117)	$(4,920,844)	$(332,355)	$8,591,278	$(6,332,094)	$1,520,970	$(1,132,375)
Net realized gain (loss)	42,371,426	(37,323,273)	1,268,623	(26,330,963)	31,773,387	86,530,474	(13,592,509)
Net change in unrealized appreciation
(depreciation) on investments	(15,344,313)	217,065,137	(523,036)	82,154,758	(7,527,390)	(70,191,483)	8,009,508
Net increase (decrease) in net assets
from operations	9,226,996	174,821,020	413,232	64,415,073	17,913,903	17,859,961	(6,715,376)

Contract transactions[1]
Purchase payments	94,553,133	60,084,797	7,474,867	64,251,440	22,368,013	8,242,175	21,361,459
Surrenders and terminations	(72,706,383)	(44,649,175)	(1,512,682)	(30,588,062)	(32,025,215)	(7,583,914)	(21,778,553)
Transfers between Investment Divisions	409,485,631	107,050,953	(2,553,033)	55,534,306	(2,649,427)	(448,037,169)	(3,630,648)
Contract owner charges	(15,379,966)	(9,877,387)	(26,014)	(7,560,936)	(5,145,473)	(1,458,081)	(4,987,443)
Net increase (decrease) in net assets
from contract transaction	415,952,415	112,609,188	3,383,138	81,636,748	(17,452,102)	(448,836,989)	(9,035,185)

Net increase (decrease) in net assets	425,179,411	287,430,208	3,796,370	146,051,821	461,801	(430,977,028)	(15,750,561)

Net assets beginning of period	954,226,747	659,991,937	28,294,727	618,493,632	434,382,446	430,977,028	437,974,755

Net assets end of period	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453	$434,844,247	$—	$422,224,194

[1]Contract Unit Transactions
Units Outstanding at beginning of period	22,499,004	93,945,773	2,744,048	49,245,421	32,309,845	12,538,671	33,824,451
Units Issued	18,566,794	38,509,339	2,281,209	18,361,554	5,959,756	973,749	5,948,889
Units Redeemed	(8,512,247)	(24,487,236)	(1,941,459)	(12,825,003)	(7,337,974)	(13,512,420)	(6,774,255)
Units Outstanding at end of period	32,553,551	107,967,876	3,083,798	54,781,972	30,931,627	—	32,999,085
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(194,611)	$(2,238,257)	$(13,853)	$33,281	$1,121,138	$(7,267,724)	$(18,981,441)
Net realized gain (loss)	504,267	23,918,191	10,115	942,926	(23,163,012)	(28,834,045)	26,368,594
Net change in unrealized appreciation
(depreciation) on investments	621,901	61,040,118	3,422	6,051,530	24,790,422	67,766,285	138,896,440
Net increase (decrease) in net assets
from operations	931,557	82,720,052	(316)	7,027,737	2,748,548	31,664,516	146,283,593

Contract transactions[1]
Purchase payments	10,909,149	70,841,127	1,602,437	14,613,583	1,623,710	68,356,498	51,634,788
Surrenders and terminations	(633,663)	(31,794,420)	(62,735)	(2,137,934)	(1,429,554)	(107,803,030)	(93,436,243)
Transfers between Investment Divisions	14,579,680	100,124,055	1,803,721	46,890,006	(102,541,379)	(303,066,896)	(60,458,711)
Contract owner charges	(107,711)	(7,574,965)	(1,139)	(30,638)	(407,463)	(26,567,622)	(16,510,408)
Net increase (decrease) in net assets
from contract transaction	24,747,455	131,595,797	3,342,284	59,335,017	(102,754,686)	(369,081,050)	(118,770,574)

Net increase (decrease) in net assets	25,679,012	214,315,849	3,341,968	66,362,754	(100,006,138)	(337,416,534)	27,513,019

Net assets beginning of period	—	613,326,307	—	16,146,791	100,006,138	2,259,091,190	1,341,037,155

Net assets end of period	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	23,832,657	—	1,473,341	14,223,291	184,904,106	120,927,163
Units Issued	7,704,361	9,434,237	486,574	5,754,809	1,250,130	14,637,977	11,548,727
Units Redeemed	(5,248,009)	(4,782,104)	(165,717)	(829,994)	(15,473,421)	(45,764,902)	(22,280,107)
Units Outstanding at end of period	2,456,352	28,484,790	320,857	6,398,156	—	153,777,181	110,195,783
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$2,616,884	$(8,533,751)	$55,626,996	$351,720	$5,946,925	$9,996,567	$(2,018,884)
Net realized gain (loss)	20,357,504	(26,987,746)	(12,402,341)	(3,338,037)	46,553,939	(3,884,042)	(10,118,864)
Net change in unrealized appreciation
(depreciation) on investments	13,157,232	48,658,831	157,690,309	(11,882,604)	26,374,001	(1,890,087)	22,959,851
Net increase (decrease) in net assets
from operations	36,131,620	13,137,334	200,914,964	(14,868,921)	78,874,865	4,222,438	10,822,103

Contract transactions[1]
Purchase payments	25,492,381	46,204,523	111,096,870	41,728,926	30,223,732	94,240,427	3,743,221
Surrenders and terminations	(23,317,067)	(33,753,283)	(111,714,429)	(21,965,151)	(33,472,204)	(65,608,337)	(10,438,076)
Transfers between Investment Divisions	(23,894,987)	(72,024,419)	(27,688,645)	(73,118,958)	(14,560,549)	18,368,245	(9,045,757)
Contract owner charges	(5,490,847)	(6,792,021)	(19,865,371)	(5,902,870)	(7,619,433)	(11,287,065)	(1,528,707)
Net increase (decrease) in net assets
from contract transaction	(27,210,520)	(66,365,200)	(48,171,575)	(59,258,053)	(25,428,454)	35,713,270	(17,269,319)

Net increase (decrease) in net assets	8,921,100	(53,227,866)	152,743,389	(74,126,974)	53,446,411	39,935,708	(6,447,216)

Net assets beginning of period	428,989,612	681,887,395	1,673,566,923	541,130,272	582,264,369	883,013,079	145,685,901

Net assets end of period	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685

[1]Contract Unit Transactions
Units Outstanding at beginning of period	42,763,056	61,593,738	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250
Units Issued	6,142,813	10,588,170	19,590,315	10,387,765	6,706,071	11,299,033	1,961,557
Units Redeemed	(8,940,650)	(16,763,796)	(23,831,884)	(16,666,214)	(8,961,243)	(10,202,604)	(3,477,704)
Units Outstanding at end of period	39,965,219	55,418,112	125,988,084	47,179,478	48,701,025	36,054,409	11,753,103

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(9,583,306)	$(3,537,550)	$3,309	$(1,556,753)	$7,851,092	$2,908,020	$(2,409,027)
Net realized gain (loss)	(22,292,397)	24,948,308	(58,461)	4,163,637	28,464,848	15,928,410	(71,660,399)
Net change in unrealized appreciation
(depreciation) on investments	108,564,638	(3,811,266)	1,533,028	(21,161,327)	(30,019,965)	(39,835,786)	38,508,763
Net increase (decrease) in net assets
from operations	76,688,935	17,599,492	1,477,876	(18,554,443)	6,295,975	(20,999,356)	(35,560,663)

Contract transactions[1]
Purchase payments	51,549,476	25,001,956	3,838,288	18,641,238	107,973,662	77,523,218	13,786,331
Surrenders and terminations	(31,747,654)	(20,015,393)	(399,162)	(21,066,598)	(66,993,430)	(35,862,370)	(8,989,739)
Transfers between Investment Divisions	(30,125,423)	(58,616,964)	2,031,510	63,747,547	(49,137,918)	35,147,910	(603,725,002)
Contract owner charges	(8,711,837)	(3,976,520)	(3,434)	(4,993,571)	(15,623,017)	(8,730,663)	(2,148,714)
Net increase (decrease) in net assets
from contract transaction	(19,035,438)	(57,606,921)	5,467,202	56,328,616	(23,780,703)	68,078,095	(601,077,124)

Net increase (decrease) in net assets	57,653,497	(40,007,429)	6,945,078	37,774,173	(17,484,728)	47,078,739	(636,637,787)

Net assets beginning of period	655,101,947	355,250,999	7,834,135	334,512,797	1,307,859,440	748,807,046	636,637,787

Net assets end of period	$712,755,444	$315,243,570	$14,779,213	$372,286,970	$1,290,374,712	$795,885,785	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	35,544,822	27,432,097	890,400	45,373,484	79,884,776	38,012,937	33,107,772
Units Issued	6,436,825	4,982,745	1,003,110	25,033,636	19,778,971	11,383,477	2,874,324
Units Redeemed	(7,527,709)	(9,615,429)	(384,414)	(17,499,119)	(21,880,945)	(8,119,450)	(35,982,096)
Units Outstanding at end of period	34,453,938	22,799,413	1,509,096	52,908,001	77,782,802	41,276,964	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(2,911,081)	$(13,386,663)	$(13,004,154)	$4,578,881	$3,248,098	$(5,156,039)	$(5,084,298)
Net realized gain (loss)	10,909,910	16,352,140	45,164,828	(3,666,039)	(18,756,835)	11,752,760	(1,317,983)
Net change in unrealized appreciation
(depreciation) on investments	30,815,954	89,037,497	(49,089,034)	(5,023,491)	75,808,953	28,724,655	8,251,462
Net increase (decrease) in net assets
from operations	38,814,783	92,002,974	(16,928,360)	(4,110,649)	60,300,216	35,321,376	1,849,181

Contract transactions[1]
Purchase payments	26,758,743	118,353,828	89,589,243	134,552,541	9,864,995	18,864,706	92,695,447
Surrenders and terminations	(16,625,458)	(41,450,622)	(48,702,993)	(84,453,219)	(23,283,588)	(20,277,968)	(56,758,934)
Transfers between Investment Divisions	18,567,347	39,032,512	(167,951,954)	104,423,136	(19,675,846)	(6,860,585)	56,992,962
Contract owner charges	(3,501,934)	(10,971,696)	(10,135,384)	(10,798,310)	(3,903,490)	(4,521,252)	(8,455,445)
Net increase (decrease) in net assets
from contract transaction	25,198,698	104,964,022	(137,201,088)	143,724,148	(36,997,929)	(12,795,099)	84,474,030

Net increase (decrease) in net assets	64,013,481	196,966,996	(154,129,448)	139,613,499	23,302,287	22,526,277	86,323,211

Net assets beginning of period	276,598,293	935,307,493	1,069,598,109	761,725,117	361,718,936	370,035,817	728,110,815

Net assets end of period	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094	$814,434,026

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,289,982	37,628,440	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921
Units Issued	3,767,592	15,223,867	5,117,444	29,892,176	4,132,433	5,664,208	27,231,811
Units Redeemed	(2,862,337)	(11,571,884)	(8,907,586)	(23,593,468)	(7,662,734)	(6,846,289)	(21,640,463)
Units Outstanding at end of period	12,195,237	41,280,423	22,632,127	43,536,258	32,099,694	28,626,500	57,253,269

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$3,175,544	$5,594,025	$(9,936,630)	$(11,463,956)	$1,071,671	$(21,154,445)	$(52,031,738)
Net realized gain (loss)	(21,314,803)	(24,789,903)	9,155,364	(13,184,686)	723,822	15,603,161	105,463,324
Net change in unrealized appreciation
(depreciation) on investments	56,876,106	3,745,917	70,669,523	20,731,850	11,784,664	308,991,454	343,982,502
Net increase (decrease) in net assets
from operations	38,736,847	(15,449,961)	69,888,257	(3,916,792)	13,580,157	303,440,170	397,414,088

Contract transactions[1]
Purchase payments	69,484,968	33,603,018	43,892,369	95,486,507	18,921,220	189,673,047	541,559,519
Surrenders and terminations	(23,779,030)	(17,718,539)	(35,407,439)	(49,952,851)	(9,601,605)	(83,936,044)	(200,629,100)
Transfers between Investment Divisions	127,176,643	(105,170,939)	9,181,741	59,476,072	(31,778,041)	326,959,541	356,403,243
Contract owner charges	(7,157,059)	(4,605,019)	(8,740,610)	(10,760,794)	(2,409,590)	(18,819,787)	(43,949,905)
Net increase (decrease) in net assets
from contract transaction	165,725,522	(93,891,479)	8,926,061	94,248,934	(24,868,016)	413,876,757	653,383,757

Net increase (decrease) in net assets	204,462,369	(109,341,440)	78,814,318	90,332,142	(11,287,859)	717,316,927	1,050,797,845

Net assets beginning of period	472,165,957	433,279,702	685,602,343	1,004,071,344	219,873,417	1,500,007,274	3,706,169,520

Net assets end of period	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365

[1]Contract Unit Transactions
Units Outstanding at beginning of period	60,211,129	31,078,559	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280
Units Issued	40,823,377	6,624,772	8,708,447	16,465,164	3,999,068	27,034,140	80,132,070
Units Redeemed	(21,602,850)	(13,779,514)	(8,272,812)	(10,952,785)	(5,678,010)	(12,656,809)	(46,134,639)
Units Outstanding at end of period	79,431,656	23,923,817	53,777,216	65,108,565	11,828,120	73,174,196	240,595,711

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(11,952,789)	$585,490	$(4,371,975)	$(506,513)	$(2,059,684)	$(1,439,042)	$8,823,862
Net realized gain (loss)	1,781,778	2,955,710	(4,084,537)	(796,207)	(2,927,237)	(3,380,243)	651,184
Net change in unrealized appreciation
(depreciation) on investments	315,833,677	3,469,238	20,140,689	2,072,871	8,935,700	(5,004,283)	7,195,290
Net increase (decrease) in net assets
from operations	305,662,666	7,010,438	11,684,177	770,151	3,948,779	(9,823,568)	16,670,336

Contract transactions[1]
Purchase payments	125,392,929	12,847,318	18,346,214	5,947,967	21,222,102	16,078,202	51,316,560
Surrenders and terminations	(74,481,423)	(4,247,968)	(40,963,053)	(2,549,508)	(16,802,574)	(3,823,139)	(23,040,408)
Transfers between Investment Divisions	212,463,246	15,860,395	(54,791,950)	(10,571,700)	(33,412,360)	(797,236)	59,511,457
Contract owner charges	(13,397,501)	(57,149)	(443,974)	(44,366)	(192,987)	(1,451,373)	(5,605,850)
Net increase (decrease) in net assets
from contract transaction	249,977,251	24,402,596	(77,852,763)	(7,217,607)	(29,185,819)	10,006,454	82,181,759

Net increase (decrease) in net assets	555,639,917	31,413,034	(66,168,586)	(6,447,456)	(25,237,040)	182,886	98,852,095

Net assets beginning of period	1,176,865,861	40,434,681	445,451,468	51,577,436	206,680,698	102,044,648	400,062,597

Net assets end of period	$1,732,505,778	$71,847,715	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,213,191	3,629,079	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677
Units Issued	21,147,803	4,147,516	3,506,190	1,039,250	3,444,295	3,571,656	20,253,177
Units Redeemed	(11,161,704)	(2,201,107)	(11,144,784)	(1,779,122)	(6,391,188)	(2,685,587)	(12,764,008)
Units Outstanding at end of period	64,199,290	5,575,488	36,604,838	4,588,067	18,130,812	9,440,050	46,193,846

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(69,127)	$(9,176,552)	$50,753,415	$(32,695,745)	$34,471,849	$(18,354,784)	$(3,248,867)
Net realized gain (loss)	8,767	35,903,567	(39,659,916)	(19,814,188)	(16,054,914)	(60,220,517)	28,242,328
Net change in unrealized appreciation
(depreciation) on investments	(118,327)	(35,892,573)	28,620,335	92,351,576	66,756,616	289,082,900	78,239,683
Net increase (decrease) in net assets
from operations	(178,687)	(9,165,558)	39,713,834	39,841,643	85,173,551	210,507,599	103,233,144

Contract transactions[1]
Purchase payments	3,193,164	67,997,117	66,010,920	199,447,306	108,855,583	114,622,247	49,453,713
Surrenders and terminations	(239,690)	(60,522,156)	(80,338,835)	(223,607,064)	(74,175,098)	(98,185,720)	(21,319,767)
Transfers between Investment Divisions	1,613,619	278,173,781	10,953,992	(69,395,484)	(5,137,065)	56,563,659	248,827,869
Contract owner charges	(5,448)	(14,078,915)	(14,023,929)	(35,836,102)	(12,129,630)	(15,972,382)	(4,817,930)
Net increase (decrease) in net assets
from contract transaction	4,561,645	271,569,827	(17,397,852)	(129,391,344)	17,413,790	57,027,804	272,143,885

Net increase (decrease) in net assets	4,382,958	262,404,269	22,315,982	(89,549,701)	102,587,341	267,535,403	375,377,029

Net assets beginning of period	4,549,021	939,327,135	1,111,945,657	3,046,391,531	1,180,388,917	1,359,848,171	290,871,369

Net assets end of period	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258	$1,627,383,574	$666,248,398

[1]Contract Unit Transactions
Units Outstanding at beginning of period	539,405	49,190,842	85,311,445	155,692,979	113,073,688	76,516,581	19,267,246
Units Issued	1,036,374	33,316,801	17,240,615	29,615,184	37,332,596	38,450,028	24,798,978
Units Redeemed	(500,722)	(19,020,775)	(18,762,663)	(36,807,011)	(36,676,232)	(36,019,111)	(8,915,909)
Units Outstanding at end of period	1,075,057	63,486,868	83,789,397	148,501,152	113,730,052	78,947,498	35,150,315
See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(6,536,038)	$4,476,803	$749,489	$12,491,395	$(86,486,047)	$(4,548,004)	$33,601,226
Net realized gain (loss)	(10,153,386)	(204,996)	3,945,641	35,064,453	24,745,176	80,367,928	166,690,060
Net change in unrealized appreciation
(depreciation) on investments	135,084,290	(3,704,439)	24,187,542	(21,700,681)	575,280,158	(36,084,660)	199,708,674
Net increase (decrease) in net assets
from operations	118,394,866	567,368	28,882,672	25,855,167	513,539,287	39,735,264	399,999,960

Contract transactions[1]
Purchase payments	56,647,713	53,275,902	9,853,978	13,791,156	663,293,138	113,703,453	356,843,543
Surrenders and terminations	(22,912,824)	(6,319,550)	(10,763,192)	(26,759,365)	(298,115,249)	(48,058,315)	(157,074,225)
Transfers between Investment Divisions	226,869,293	142,086,175	26,779,709	(45,376,682)	(126,465,617)	(84,328,052)	984,595,679
Contract owner charges	(5,971,289)	(1,339,841)	(1,530,514)	(3,212,598)	(72,477,719)	(12,208,548)	(35,253,827)
Net increase (decrease) in net assets
from contract transaction	254,632,893	187,702,686	24,339,981	(61,557,489)	166,234,553	(30,891,462)	1,149,111,170

Net increase (decrease) in net assets	373,027,759	188,270,054	53,222,653	(35,702,322)	679,773,840	8,843,802	1,549,111,130

Net assets beginning of period	354,268,899	45,461,189	153,098,079	453,158,756	5,961,071,462	1,017,895,196	2,109,657,408

Net assets end of period	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538

[1]Contract Unit Transactions
Units Outstanding at beginning of period	23,863,493	2,904,866	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060
Units Issued	26,326,955	18,638,045	2,286,446	2,492,647	77,043,117	15,610,796	82,068,907
Units Redeemed	(12,228,258)	(7,229,681)	(1,590,415)	(6,831,969)	(70,076,192)	(17,363,153)	(24,157,835)
Units Outstanding at end of period	37,962,190	14,313,230	6,644,976	26,799,124	324,244,899	47,314,048	176,161,132
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$707,562	$9,318,179	$(23,644,771)	$(21,631,770)	$(65,479,782)	$(42,844,096)	$(79,706,021)
Net realized gain (loss)	(378,065)	(64,747,347)	51,498,422	19,027,241	111,166,157	48,944,112	120,969,915
Net change in unrealized appreciation
(depreciation) on investments	1,231,687	83,094,614	46,032,304	53,611,490	153,694,004	112,019,324	179,809,715
Net increase (decrease) in net assets
from operations	1,561,184	27,665,446	73,885,955	51,006,961	199,380,379	118,119,340	221,073,609

Contract transactions[1]
Purchase payments	4,464,472	61,418,474	133,026,401	97,717,268	275,236,198	164,190,825	305,362,315
Surrenders and terminations	(1,571,997)	(41,714,685)	(81,199,783)	(126,678,416)	(223,786,956)	(198,292,923)	(336,476,982)
Transfers between Investment Divisions	(682,455)	(137,489,701)	(81,424,789)	53,546,347	(109,448,688)	(30,931,840)	(136,183,941)
Contract owner charges	(21,735)	(10,480,098)	(21,252,586)	(18,399,181)	(59,647,604)	(38,353,962)	(72,660,871)
Net increase (decrease) in net assets
from contract transaction	2,188,285	(128,266,010)	(50,850,757)	6,186,018	(117,647,050)	(103,387,900)	(239,959,479)

Net increase (decrease) in net assets	3,749,469	(100,600,564)	23,035,198	57,192,979	81,733,329	14,731,440	(18,885,870)

Net assets beginning of period	20,176,392	889,029,313	1,664,641,074	1,389,795,865	4,587,195,037	2,971,041,883	5,606,996,994

Net assets end of period	$23,925,861	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,208,789	47,145,550	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459
Units Issued	1,185,198	10,639,672	14,343,914	28,028,932	31,086,633	26,245,738	36,368,572
Units Redeemed	(949,674)	(17,612,633)	(16,999,235)	(27,731,522)	(37,259,110)	(33,562,303)	(49,621,026)
Units Outstanding at end of period	2,444,313	40,172,589	79,457,961	105,843,356	220,000,703	194,214,146	282,437,005

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$499,572	$2,347,789	$(83,509)	$(46,279,667)	$(45,808,289)	$(1,551,801)	$6,908,610
Net realized gain (loss)	(6,291,075)	(22,530,298)	156,554	63,271,378	65,033,856	(1,978,043)	107,384,337
Net change in unrealized appreciation
(depreciation) on investments	40,892,171	70,320,516	1,042,251	(25,341,479)	123,204,152	3,704,463	14,346,129
Net increase (decrease) in net assets
from operations	35,100,668	50,138,007	1,115,296	(8,349,768)	142,429,719	174,619	128,639,076

Contract transactions[1]
Purchase payments	29,955,747	51,928,678	7,592,473	383,218,803	319,054,563	171,562,183	129,990,559
Surrenders and terminations	(9,864,630)	(27,322,049)	(2,210,217)	(167,992,963)	(166,251,752)	(77,498,058)	(71,695,578)
Transfers between Investment Divisions	5,755,298	16,737,129	7,731,192	(339,214,181)	(79,692,844)	1,204,254	8,459,867
Contract owner charges	(2,337,404)	(6,248,416)	(21,329)	(36,950,345)	(40,304,908)	(10,218,607)	(14,721,315)
Net increase (decrease) in net assets
from contract transaction	23,509,011	35,095,342	13,092,119	(160,938,686)	32,805,059	85,049,772	52,033,533

Net increase (decrease) in net assets	58,609,679	85,233,349	14,207,415	(169,288,454)	175,234,778	85,224,391	180,672,609

Net assets beginning of period	218,006,849	477,082,076	31,987,898	3,513,720,842	3,180,255,113	901,709,313	1,327,464,465

Net assets end of period	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388	$3,355,489,891	$986,933,704	$1,508,137,074

[1]Contract Unit Transactions
Units Outstanding at beginning of period	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078	87,680,028	54,205,601
Units Issued	9,394,384	12,373,101	2,485,371	14,810,397	8,414,834	47,598,133	13,972,836
Units Redeemed	(7,417,389)	(10,726,675)	(1,138,171)	(18,437,663)	(8,309,072)	(39,625,369)	(12,072,318)
Units Outstanding at end of period	23,845,197	29,782,346	4,748,903	60,975,560	38,771,840	95,652,792	56,106,119

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(33,164)	$677,218	$(23,672,882)	$(2,267,463)	$1,569,978	$(6,436,384)	$(7,334,050)
Net realized gain (loss)	(3,559)	207,325,000	31,036	7,650,010	10,611,564	26,372,375	29,321,635
Net change in unrealized appreciation
(depreciation) on investments	89,468	264,575,726	—	67,455,145	10,316,141	14,615,546	44,762,757
Net increase (decrease) in net assets
from operations	52,745	472,577,944	(23,641,846)	72,837,692	22,497,683	34,551,537	66,750,342

Contract transactions[1]
Purchase payments	648,396	789,001,043	532,093,084	44,961,590	7,292,935	100,301,094	28,457,339
Surrenders and terminations	(208,658)	(281,986,238)	(384,761,120)	(35,389,693)	(7,811,521)	(46,260,271)	(37,566,047)
Transfers between Investment Divisions	(200,439)	535,225,841	(80,327,791)	9,267,036	4,492,902	(150,199,434)	10,478,575
Contract owner charges	(2,382)	(59,130,231)	(20,037,943)	(7,215,222)	(1,171,748)	(10,175,445)	(5,245,218)
Net increase (decrease) in net assets
from contract transaction	236,917	983,110,415	46,966,230	11,623,711	2,802,568	(106,334,056)	(3,875,351)

Net increase (decrease) in net assets	289,662	1,455,688,359	23,324,384	84,461,403	25,300,251	(71,782,519)	62,874,991

Net assets beginning of period	2,962,618	4,591,554,609	1,489,593,582	619,043,802	104,278,370	908,533,027	495,119,505

Net assets end of period	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496

[1]Contract Unit Transactions
Units Outstanding at beginning of period	314,473	116,456,855	124,377,547	20,728,273	13,219,295	39,281,788	33,833,438
Units Issued	248,756	39,149,935	166,331,099	5,182,060	3,876,272	12,395,065	7,611,595
Units Redeemed	(223,407)	(16,087,552)	(163,188,126)	(4,897,561)	(3,806,040)	(17,374,452)	(8,163,365)
Units Outstanding at end of period	339,822	139,519,238	127,520,520	21,012,772	13,289,527	34,302,401	33,281,668

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A
Operations
Net investment income (loss)	$591,561	$(4,926,724)	$8,074,818	$27,291,084	$(2,960,114)	$8,286,701	$(2,235,571)
Net realized gain (loss)	26,624,694	10,202,663	200,392,817	77,028,860	114,240,899	(45,262,106)	(21,470,748)
Net change in unrealized appreciation
(depreciation) on investments	113,139,755	11,308,196	(357,174,184)	165,083,988	(56,089,191)	371,436,170	28,107,584
Net increase (decrease) in net assets
from operations	140,356,010	16,584,135	(148,706,549)	269,403,932	55,191,594	334,460,765	4,401,265

Contract transactions[1]
Purchase payments	70,372,818	11,076,968	240,264,122	60,116,516	116,035,984	155,529,761	14,331,103
Surrenders and terminations	(33,130,291)	(28,687,707)	(124,312,737)	(248,859,495)	(42,915,861)	(73,613,244)	(45,467,254)
Transfers between Investment Divisions	193,611,720	(12,103,984)	(479,607,995)	(138,636,251)	113,994,201	237,248,743	(28,131,816)
Contract owner charges	(7,785,291)	(2,850,671)	(30,176,784)	(23,146,156)	(10,123,878)	(17,629,233)	(4,802,519)
Net increase (decrease) in net assets
from contract transaction	223,068,956	(32,565,394)	(393,833,394)	(350,525,386)	176,990,446	301,536,027	(64,070,486)

Net increase (decrease) in net assets	363,424,966	(15,981,259)	(542,539,943)	(81,121,454)	232,182,040	635,996,792	(59,669,221)

Net assets beginning of period	656,579,776	353,707,369	2,840,786,231	2,829,536,007	836,207,228	1,103,030,194	583,190,307

Net assets end of period	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	56,107,631	20,519,751	105,322,059	166,512,131	38,562,633	40,316,902	41,101,536
Units Issued	33,873,733	3,156,477	18,936,201	11,751,526	18,754,117	19,855,511	4,275,865
Units Redeemed	(19,034,028)	(5,122,278)	(34,879,338)	(32,155,783)	(11,236,161)	(9,653,120)	(9,005,299)
Units Outstanding at end of period	70,947,336	18,553,950	89,378,922	146,107,874	46,080,589	50,519,293	36,372,102

See notes to the financial statements.

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,967,931)	$(8,416,538)
Net realized gain (loss)	(15,906,386)	45,362,440
Net change in unrealized appreciation
(depreciation) on investments	157,793,609	90,208,341
Net increase (decrease) in net assets
from operations	139,919,292	127,154,243

Contract transactions[1]
Purchase payments	58,031,056	122,572,176
Surrenders and terminations	(24,266,037)	(61,910,212)
Transfers between Investment Divisions	297,110,568	(10,957,834)
Contract owner charges	(5,043,932)	(14,300,663)
Net increase (decrease) in net assets
from contract transaction	325,831,655	35,403,467

Net increase (decrease) in net assets	465,750,947	162,557,710

Net assets beginning of period	315,207,899	1,172,349,636

Net assets end of period	$780,958,846	$1,334,907,346

[1]Contract Unit Transactions
Units Outstanding at beginning of period	20,761,477	102,218,393
Units Issued	25,652,666	32,801,184
Units Redeemed	(7,621,024)	(31,316,273)
Units Outstanding at end of period	38,793,119	103,703,304

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.859262	15.58		1.25	16.888301	14.14	‡	0.00
12/31/2016		76,108	5,493	0.00	13.721240	5.25		1.25	13.958916	5.67		0.85
12/31/2015		81,461	6,203	2.26	13.036304	(2.47)		1.25	13.209312	(2.08)		0.85
12/31/2014		78,822	5,868	0.60	13.365997	3.53		1.25	13.489320	3.95		0.85
12/31/2013		49,262	3,806	0.11	12.909766	25.57		1.25	12.976876	26.07		0.85
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049322	3.16		1.25	10.691119	4.00	‡	0.00
12/31/2016		65,929	6,712	0.00	9.741099	3.21		1.25	9.910196	3.62		0.85
12/31/2015		71,862	7,567	1.19	9.438324	(3.31)		1.25	9.563943	(2.92)		0.85
12/31/2014		44,387	4,527	1.47	9.761038	0.87		1.25	9.851467	1.28		0.85
12/31/2013		22,059	2,275	0.55	9.676527	(3.63)		1.25	9.727185	(2.97)	‡	0.85
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.714148	11.07		1.25	13.433035	10.45	‡	0.00
12/31/2016		259,665	22,486	0.00	11.446913	4.68		1.25	11.616244	5.10		0.85
12/31/2015		240,234	21,832	1.54	10.935398	(2.01)		1.25	11.052977	(1.61)		0.85
12/31/2014		156,055	13,932	0.47	11.159155	2.87		1.25	11.234131	3.28		0.85
12/31/2013	+	43,816	4,033	0.00	10.848221	6.60	‡	1.25	10.877509	7.44	‡	0.85
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.470919	13.29		1.25	15.529180	12.28	‡	0.00
12/31/2016		218,945	16,942	0.00	12.772848	5.75		1.25	13.028841	6.17		0.85
12/31/2015		219,743	18,028	1.32	12.078427	(2.55)		1.25	12.271440	(2.15)		0.85
12/31/2014		113,732	9,114	0.66	12.393887	2.96		1.25	12.541681	3.38		0.85
12/31/2013		65,551	5,422	0.17	12.036999	17.30		1.25	12.131900	17.78		0.85
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145732	9.31		1.25	14.103357	8.96	‡	0.00
12/31/2016		801,542	65,961	0.00	12.025754	4.45		1.25	12.263598	4.87		0.85
12/31/2015		812,819	70,035	1.29	11.513522	(2.56)		1.25	11.694482	(2.17)		0.85
12/31/2014		476,811	40,122	0.71	11.816159	2.82		1.25	11.953965	3.23		0.85
12/31/2013		252,989	21,932	0.19	11.492164	10.37		1.25	11.579777	10.81		0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016		833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
12/31/2015		713,547	63,022	2.53	9.717960	(5.65)		3.15	12.316525	(3.12)		0.50
12/31/2014		650,863	55,249	1.63	10.299709	1.73		3.15	12.713071	4.46		0.50
12/31/2013		521,713	45,866	0.98	10.124402	20.22		3.15	12.170487	23.44		0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2017	+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013; JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	15.011958	3.59		3.61	20.376435	5.41	‡	0.00
12/31/2016		528,829	30,673	0.00	14.492179	(0.41)		3.61	17.940597	2.37		0.85
12/31/2015		617,912	36,535	1.82	14.551718	(5.29)		3.61	17.525204	(6.03)	‡	0.85
12/31/2014		622,021	35,831	1.46	15.363890	(1.96)		3.61	17.845286	0.63	‡	1.00
12/31/2013		746,748	43,103	1.00	15.671773	5.61		3.61	17.650593	8.30		1.10
JNL Conservative Allocation Fund - Class A
12/31/2017		237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016		136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
12/31/2015		122,256	11,686	1.17	10.399287	(2.92)		1.25	10.562722	(2.54)		0.85
12/31/2014		97,608	9,073	0.84	10.712563	2.43		1.25	10.837483	2.84		0.85
12/31/2013		55,255	5,268	0.74	10.458910	(0.40)		1.25	10.538630	0.00		0.85
JNL Conservative Allocation Fund - Class I
12/31/2017	+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2017		2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016		1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
12/31/2015		1,604,573	131,660	2.53	10.447161	(5.03)		3.15	13.239659	(2.49)		0.50
12/31/2014		1,472,586	116,853	1.88	11.000732	1.81		3.15	13.577278	4.54		0.50
12/31/2013		1,216,735	100,110	1.18	10.805322	18.88		3.15	12.987966	22.07		0.50
JNL Growth Allocation Fund - Class I
12/31/2017	+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2017		315,316	29,831	0.00	10.434100	3.73		1.25	11.231625	4.62	‡	0.00
12/31/2016		366,874	36,086	0.00	10.059053	(1.14)		1.25	10.257705	(0.75)		0.85
12/31/2015		445,497	43,427	1.15	10.175192	(2.93)		1.25	10.334826	(2.54)		0.85
12/31/2014		330,093	31,305	1.09	10.481856	1.00		1.25	10.603814	1.41		0.85
12/31/2013		275,260	26,425	0.03	10.377791	2.59		1.25	10.456632	3.00		0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		3,152,199	165,657	0.00	16.460960	10.90		3.06	20.947708	13.99		0.30
12/31/2016		1,429,520	84,713	0.00	14.843447	2.85		3.06	18.376634	0.73	‡	0.30
12/31/2015		1,536,306	95,281	2.29	14.432161	(5.18)		3.06	16.580846	(3.21)		1.00
12/31/2014		1,687,366	100,924	1.70	15.220732	(0.87)		3.06	17.130262	1.20		1.00
12/31/2013		1,697,533	102,360	2.03	15.353836	10.45		3.06	16.927727	12.75		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class I
12/31/2017	+	113	7	0.00	17.047228	3.69	‡	0.45	17.051937	3.72	‡	0.35
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.051193	6.39		3.05	20.258171	8.54		0.30
12/31/2016		1,796,231	104,964	0.00	15.087401	2.06		3.05	18.664082	0.18	‡	0.30
12/31/2015		1,942,017	117,833	2.27	14.783418	(5.22)		3.05	16.972816	(3.26)		1.00
12/31/2014		2,248,151	131,465	1.60	15.597831	(1.16)		3.05	17.544505	0.89		1.00
12/31/2013		2,315,267	136,061	1.67	15.780815	9.08		3.05	17.390028	11.34		1.00
JNL Institutional Alt 50 Fund - Class A
12/31/2017		2,775,883	150,330	0.00	15.239207	6.61		3.61	20.346990	10.19		0.30
12/31/2016		2,464,155	145,767	0.00	14.293740	0.42		3.61	18.465077	(0.28)	‡	0.30
12/31/2015		2,748,451	167,003	2.24	14.234202	(5.53)		3.61	16.970733	(3.03)		1.00
12/31/2014		3,167,812	185,953	1.48	15.066773	(1.75)		3.61	17.500552	0.85		1.00
12/31/2013		3,197,208	188,513	1.31	15.334913	6.44		3.61	17.353083	9.26		1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2017	+	115	7	0.00	17.121016	3.14	‡	0.45	17.124068	3.16	‡	0.35
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		37,212	3,754	0.00	9.817068	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		37,744	3,927	0.00	9.543395	3.27		1.25	9.684560	3.68		0.85
12/31/2015		45,565	4,906	0.97	9.241220	(5.10)		1.25	9.340594	(4.72)		0.85
12/31/2014		47,997	4,914	1.65	9.737764	(0.20)		1.25	9.803181	0.20		0.85
12/31/2013	+	28,938	2,962	0.00	9.757449	(2.42)	‡	1.25	9.783791	0.65	‡	0.85
JNL Moderate Allocation Fund - Class A
12/31/2017		444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016		413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
12/31/2015		398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)		0.85
12/31/2014		334,274	28,148	0.77	11.811656	2.42		1.25	11.949381	2.83		0.85
12/31/2013		172,059	14,870	0.47	11.532390	10.76		1.25	11.620290	11.20		0.85
JNL Moderate Allocation Fund - Class I
12/31/2017	+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL Interest Rate Opportunities Fund - Class A - April 29, 2013; JNL Moderate Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016		1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
12/31/2015		1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)		0.50
12/31/2014		1,200,467	92,418	2.22	10.865604	1.53		3.70	14.010500	4.82		0.50
12/31/2013		1,026,832	82,176	1.38	10.702137	12.86		3.70	13.365738	16.53		0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2017	+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016		8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
12/31/2015	+	6,229	655	0.00	9.489060	(4.81)	‡	1.25	9.514891	(4.59)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016	+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2017	+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016		914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
12/31/2015		1,000,620	27,111	0.00	23.004153	(8.33)		3.91	41.518291	(5.48)	‡	0.85
12/31/2014		1,096,101	28,002	0.00	25.094707	(1.15)		3.91	42.740674	1.77		1.00
12/31/2013		1,131,303	29,432	0.08	25.385548	25.47		3.91	41.995913	29.18		1.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2017	+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016		629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
12/31/2015		513,864	31,053	0.32	12.689677	(12.91)		3.91	17.586931	(10.21)		0.85
12/31/2014		590,903	31,964	0.38	14.571079	(3.69)		3.91	19.585778	(0.70)		0.85
12/31/2013		563,849	30,233	0.95	15.129820	29.23		3.91	19.723876	33.25		0.85
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2017	+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL Real Assets Fund - Class A
12/31/2017		11,661	1,186	0.00	9.729945	4.95		1.25	10.314536	4.35	‡	0.00
12/31/2016		13,156	1,408	0.00	9.271295	11.26		1.25	9.408349	11.70		0.85
12/31/2015		9,036	1,078	0.63	8.333269	(12.60)		1.25	8.422776	(12.25)		0.85
12/31/2014		10,920	1,142	1.12	9.534736	(2.88)		1.25	9.598681	(2.04)	‡	0.85
12/31/2013	+	4,999	509	0.00	9.817049	(2.22)	‡	1.25	9.833508	(3.00)	‡	1.00
JNL S&P 500 Index Fund - Class I
12/31/2017	+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL Tactical ETF Growth Fund - Class A
12/31/2017		199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016		159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85
12/31/2015		134,332	10,622	1.17	12.539343	(1.24)		1.25	12.736376	(0.84)		0.85
12/31/2014		98,243	7,688	0.67	12.696731	3.26		1.25	12.844747	3.67		0.85
12/31/2013		70,581	5,718	0.00	12.295763	17.00		1.25	12.389453	17.47		0.85
JNL Tactical ETF Growth Fund - Class I
12/31/2017	+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016		102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
12/31/2015		75,313	6,767	1.24	11.057208	(0.97)		1.25	11.230964	(0.57)		0.85
12/31/2014		45,820	4,083	0.86	11.165427	2.74		1.25	11.295623	3.15		0.85
12/31/2013		32,732	3,002	0.00	10.868074	5.27		1.25	10.950909	5.70		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL Real Assets Fund - Class A - April 29, 2013; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL Tactical ETF Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Moderate Fund - Class I
12/31/2017	+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
12/31/2015		175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)		0.85
12/31/2014		109,628	9,033	0.72	12.072145	3.23		1.25	12.212884	3.65		0.85
12/31/2013		80,235	6,837	0.00	11.694230	12.29		1.25	11.783332	12.74		0.85
JNL Tactical ETF Moderate Growth Fund - Class I
12/31/2017	+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		34,215	2,918	2.22	11.624430	14.45		1.25	12.170330	14.22	‡	0.00
12/31/2016		32,916	3,222	0.00	10.156367	2.66		1.25	10.265587	3.07		0.85
12/31/2015		31,738	3,196	0.00	9.893249	(2.91)		1.25	9.959825	(2.52)		0.85
12/31/2014	+	18,690	1,831	0.93	10.190116	1.50	‡	1.25	10.217741	(0.04)	‡	0.85
JNL/American Funds Balanced Fund - Class A
12/31/2017		723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016		434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01)	‡	0.30
12/31/2015		434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
12/31/2014		449,387	32,538	0.90	9.741960	(3.26)		3.86	14.820796	(0.46)		1.00
12/31/2013		460,257	33,129	1.71	10.070530	11.17		3.86	14.888685	14.40		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2017	+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016		2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015		1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
12/31/2014		1,747,477	105,560	1.14	15.152218	11.19		3.36	16.914989	13.85		1.00
12/31/2013		1,145,063	78,386	1.17	13.627303	28.05		3.36	14.857839	31.11		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Tactical ETF Moderate Fund - Class I - September 25, 2017; JNL Tactical ETF Moderate Growth Fund - Class I - September 25, 2017; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2017	+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2017		492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87)	‡	0.25
12/31/2016		445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84)	‡	0.30
12/31/2015		418,272	41,913	1.28	9.065934	(7.22)		3.16	10.244081	(5.19)		1.00
12/31/2014		467,956	44,301	0.01	9.771061	(1.97)		3.16	10.804894	0.17		1.00
12/31/2013		433,086	40,893	2.11	9.967742	(5.97)		3.16	10.786833	(3.92)		1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2017	+	155	13	0.00	12.027829	(0.39)	‡	0.45	12.030961	(0.37)	‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2017		157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016		85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
12/31/2015		91,115	7,793	0.44	11.632284	5.30		1.25	11.739379	5.72		0.85
12/31/2014		31,092	2,807	0.23	11.046628	0.79		1.25	11.103818	1.19		0.85
12/31/2013	+	5,063	462	0.00	10.960118	7.92	‡	1.25	10.972881	5.73	‡	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2017	+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016		465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79)	‡	0.30
12/31/2015		486,304	38,259	0.00	11.591029	(3.06)		3.06	13.025317	(1.04)		1.00
12/31/2014		370,905	28,756	0.22	11.956709	(1.26)		3.06	13.162274	0.79		1.00
12/31/2013		316,078	24,614	0.70	12.109692	24.04		3.06	13.058859	26.63		1.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2017	+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class A - September 16, 2013; JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016		1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01)	‡	0.30
12/31/2015		941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
12/31/2014		640,593	50,703	0.77	12.170692	1.15		2.85	12.785507	3.03	‡	1.00
12/31/2013		357,689	29,048	0.61	12.032273	17.47		2.85	12.388475	19.54		1.10
JNL/American Funds Growth Allocation Fund - Class I
12/31/2017	+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2017		346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016		214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015		172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
12/31/2014		98,155	6,775	0.28	14.397281	6.64		1.25	14.565242	7.07		0.85
12/31/2013		45,214	3,335	0.19	13.500581	27.84		1.25	13.603559	28.35		0.85
JNL/American Funds Growth Fund - Class I
12/31/2017	+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016		3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015		2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
12/31/2014		2,316,145	141,489	0.68	15.088660	6.76		3.16	16.804732	9.25		0.85
12/31/2013		1,561,325	103,723	0.83	14.133382	28.80		3.16	15.381331	31.81		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2017	+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
JNL/American Funds International Fund - Class A
12/31/2017		1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016		1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24)	‡	0.30
12/31/2015		926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85
12/31/2014		679,179	56,638	0.76	10.950184	(6.24)		3.36	12.309601	(3.86)		0.85
12/31/2013		531,621	42,420	0.85	11.679176	17.10		3.36	12.803656	6.10	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class I
12/31/2017	+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016		1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16)	‡	0.30
12/31/2015		1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
12/31/2014		749,737	62,247	1.02	11.528573	1.09		3.10	12.192220	3.23	‡	1.00
12/31/2013		439,310	37,487	0.78	11.404526	5.14	‡	3.10	11.791486	14.00		1.10
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2017	+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2017		1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016		861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66)	‡	0.30
12/31/2015		759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
12/31/2014		701,141	64,512	0.84	10.036717	(11.07)		3.16	11.100310	(9.13)		1.00
12/31/2013		617,704	51,450	0.56	11.285850	7.43		3.16	12.215079	9.78		1.00
JNL/American Funds New World Fund - Class I
12/31/2017	+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016		315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
12/31/2015		355,251	27,432	0.00	11.203590	(4.69)		3.06	13.655467	(2.56)		0.85
12/31/2014		316,099	23,730	0.06	11.754462	10.49		3.06	14.013720	7.88	‡	0.85
12/31/2013		186,128	15,730	0.17	10.638287	30.15		3.06	12.277330	32.86		1.00
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2017	+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		145,477	14,457	0.00	9.015957	(4.01)		2.80	10.762549	(1.88)	‡	0.00
12/31/2016		185,285	18,003	4.14	9.392654	(11.08)		2.80	10.420726	(9.34)		0.85
12/31/2015		197,985	17,416	9.69	10.562706	(8.06)	‡	2.80	11.493721	1.33		0.85
12/31/2014		99,750	8,855	2.77	11.193091	7.73		1.25	11.343131	8.16		0.85
12/31/2013		75,699	7,255	5.22	10.389716	5.75		1.25	10.486958	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		30,664	2,684	3.21	11.320112	10.50		1.25	11.942936	11.36	‡	0.00
12/31/2016		32,116	3,114	0.00	10.244351	8.23		1.25	10.379961	8.66		0.85
12/31/2015		25,094	2,638	37.31	9.465234	(11.42)		1.25	9.552346	(11.07)		0.85
12/31/2014		19,065	1,780	0.00	10.686030	6.61		1.25	10.741330	7.16	‡	0.85
12/31/2013	+	1,348	134	0.00	10.023542	(1.04)	‡	1.25	10.030850	(0.97)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
12/31/2016		3,534,757	295,537	0.39	10.407336	0.29		3.61	12.786784	(0.40)	‡	0.30
12/31/2015		3,517,477	301,890	2.06	10.377129	(4.84)		3.61	11.985760	(2.18)		0.85
12/31/2014		3,274,351	273,649	0.74	10.905275	(1.76)		3.61	12.252870	0.99		0.85
12/31/2013		2,635,571	221,416	0.63	11.100488	10.26		3.61	12.132655	13.34		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2017	+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		48,752	4,784	1.43	10.087131	1.92		1.25	10.693283	2.66	‡	0.00
12/31/2016		55,403	5,556	2.68	9.896872	1.50		1.25	10.043286	1.90		0.85
12/31/2015		67,176	6,854	5.34	9.750821	(2.57)		1.25	9.855675	(2.18)		0.85
12/31/2014		53,933	5,373	0.00	10.008361	(0.07)		1.25	10.075609	0.33		0.85
12/31/2013	+	22,308	2,225	0.00	10.015265	0.38	‡	1.25	10.042304	0.47	‡	0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22)	‡	0.00
12/31/2016		947,422	107,968	0.79	6.990883	21.95		3.70	9.802230	8.75	‡	0.30
12/31/2015		659,992	93,946	0.47	5.732755	(26.51)		3.70	7.396348	(24.39)		0.85
12/31/2014		843,028	90,488	0.00	7.800985	(17.36)		3.70	9.782449	(14.97)		0.85
12/31/2013		959,276	87,201	0.39	9.439520	5.54		3.70	11.505133	8.58		0.85
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016		1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40)	‡	0.30
12/31/2015		954,227	22,499	0.00	27.423723	2.47		3.61	47.003517	5.18		1.00
12/31/2014		693,281	17,193	0.00	26.763737	5.02		3.61	44.690461	7.80		1.00
12/31/2013		596,971	15,995	0.03	25.483258	34.06		3.61	41.455971	37.61		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2017	+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
12/31/2015		28,295	2,744	0.00	10.282457	4.67		1.25	10.335760	5.09		0.85
12/31/2014	+	3,303	336	0.00	9.823957	(0.94)	‡	1.25	9.835465	1.46	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2017	+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64	‡	0.00
12/31/2016		764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)	‡	0.30
12/31/2015		618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)		0.85
12/31/2014		853,801	54,691	0.71	14.820786	4.08		3.10	15.872403	6.44		0.85
12/31/2013		395,362	26,810	0.85	14.240412	19.68		3.10	14.912251	22.39		0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
12/31/2017	+	77	5	0.00	16.599059	(1.17)	‡	0.45	16.603017	(1.15)	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2017		499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016		422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15)	‡	0.30
12/31/2015		437,975	33,824	3.25	8.355132	(7.25)		3.91	14.041604	(4.51)		1.00
12/31/2014		431,510	31,773	1.94	9.008259	(13.97)		3.91	14.705015	(11.43)		1.00
12/31/2013		439,950	28,623	3.66	10.470642	16.82		3.91	16.601959	20.27		1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2017	+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Brookfield Global Infrastructure and MLP Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2017	+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2017		61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016	+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2017	+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2017	+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2017	+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016		827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015		613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
12/31/2014		567,701	21,391	0.60	18.490528	6.15		3.40	29.480809	8.89	‡	0.85
12/31/2013		370,944	15,206	1.01	17.418947	30.65		3.40	26.381392	33.82		1.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2017	+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016		53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015		36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85
12/31/2014		33,715	2,331	0.00	14.398327	0.78		1.25	14.531571	1.19		0.85
12/31/2013		16,188	1,130	1.14	14.286592	41.85		1.25	14.361241	38.46	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2017	+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016		2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23)	‡	0.30
12/31/2015		3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
12/31/2014		3,192,629	162,080	3.28	13.116391	(0.01)		3.91	21.957377	3.10		0.85
12/31/2013		3,417,014	178,424	1.11	13.117925	(5.83)		3.91	21.298086	(2.91)		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2017	+	175	6	0.00	28.619365	(0.05)	‡	0.45	28.626817	(0.02)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016	+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2017	+	78	7	0.00	11.116973	(0.30)	‡	0.45	11.119857	(0.27)	‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016		82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015	+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2017	+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016		707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88)	‡	0.25
12/31/2015		364,627	34,644	2.95	10.155898	(0.16)	‡	2.80	10.619879	0.83		0.85
12/31/2014		68,289	6,500	0.57	10.478400	5.17		1.25	10.532615	5.59		0.85
12/31/2013	+	5,167	518	0.00	9.963764	(0.35)	‡	1.25	9.975345	(1.43)	‡	0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2017	+	173	16	0.00	10.837304	(0.02)	‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016		35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015		34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
12/31/2014		14,150	1,445	0.00	9.763453	3.43		1.25	9.829141	3.84		0.85
12/31/2013	+	7,451	789	0.00	9.440043	(5.95)	‡	1.25	9.465616	(1.37)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2017	+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		32,210	2,053	4.94	15.484767	15.37		1.25	16.668429	15.50	‡	0.00
12/31/2016		31,716	2,339	3.56	13.421663	5.83		1.25	13.686867	6.26		0.85
12/31/2015		27,780	2,173	1.73	12.682036	(6.17)		1.25	12.881138	(5.79)		0.85
12/31/2014		26,393	1,942	0.00	13.515623	4.74		1.25	13.673002	5.16		0.85
12/31/2013		15,590	1,204	5.64	12.904367	21.80		1.25	13.002517	22.28		0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2017	+	—	—	0.00	12.605224	3.15	‡	0.45	12.608509	3.18	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016		116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015		120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
12/31/2014		106,385	8,696	0.03	12.166470	7.49		1.25	12.308186	7.92		0.85
12/31/2013		59,229	5,215	1.99	11.319214	11.31		1.25	11.405341	11.75		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2017	+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11	‡	0.00
12/31/2016		1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41	‡	0.30
12/31/2015		2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)		0.85
12/31/2014		2,903,055	212,888	1.07	12.169467	(7.44)		3.61	14.069911	(4.85)		0.85
12/31/2013		2,907,755	202,080	1.41	13.147456	19.27		3.61	14.786813	22.61		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2017	+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		1,390,847	101,475	0.00	10.792200	7.81		3.61	15.593210	1.26	‡	0.25
12/31/2016		1,368,550	110,196	0.00	10.010590	9.42		3.61	13.918624	4.69	‡	0.30
12/31/2015		1,341,037	120,927	1.56	9.148869	(9.51)		3.61	11.558849	(7.12)		1.00
12/31/2014		1,557,952	130,142	1.63	10.110812	(0.97)		3.61	12.445079	1.65		1.00
12/31/2013		1,467,588	124,335	2.02	10.210041	19.57		3.61	12.243449	22.73		1.00
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2017	+	5	0	0.00	13.963727	2.45	‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21		0.30
12/31/2016		437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22	‡	0.30
12/31/2015		428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)		1.00
12/31/2014		521,536	48,136	0.82	9.162504	(5.83)		3.61	11.276954	(3.34)	‡	1.00
12/31/2013		439,451	38,995	1.44	9.729365	25.73		3.61	11.585596	28.92		1.10
JNL/Franklin Templeton Global Fund - Class I
12/31/2017	+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51	‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		681,734	58,728	0.00	10.342841	0.26		3.26	12.597693	4.38	‡	0.00
12/31/2016		628,660	55,418	0.03	10.316192	0.49		3.26	11.980707	7.04	‡	0.30
12/31/2015		681,887	61,594	8.25	10.265379	0.68	‡	3.26	11.319363	(4.96)		0.85
12/31/2014		737,969	63,092	3.83	11.133070	(3.45)		3.06	11.909965	(1.29)		0.85
12/31/2013		600,386	50,412	2.51	11.530902	0.41		3.06	12.065929	2.65		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2017	+	41	3	0.00	12.738250	(1.48)	‡	0.45	12.741522	(1.46)	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		1,887,729	119,869	3.77	12.213496	6.10		3.56	18.499963	9.06	‡	0.00
12/31/2016		1,826,310	125,988	4.69	11.511714	10.14		3.56	16.299842	3.83	‡	0.30
12/31/2015		1,673,567	130,230	3.96	10.452215	(10.60)		3.56	13.582757	(8.15)		0.85
12/31/2014		1,997,944	142,444	3.33	11.691774	(0.42)		3.56	14.787338	2.31		0.85
12/31/2013		1,556,741	113,194	4.10	11.741541	10.09		3.56	14.453221	7.41	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Founding Strategy Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2017	+	79	4	0.00	18.916259	1.75	‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		697,553	53,909	1.09	10.318035	27.61		3.61	14.842991	29.06	‡	0.00
12/31/2016		467,003	47,179	1.47	8.085778	(4.67)		3.61	10.919609	(2.41)	‡	0.30
12/31/2015		541,130	53,458	0.93	8.481567	0.13		3.61	10.599741	2.93		0.85
12/31/2014		424,814	43,002	0.81	8.470816	(12.63)		3.61	10.298111	(10.19)		0.85
12/31/2013		419,451	38,005	1.10	9.695790	27.72		3.61	11.466425	31.29		0.85
JNL/Franklin Templeton International Small Cap Growth Fund - Class I
12/31/2017	+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40	‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016		635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
12/31/2015		582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)		1.00
12/31/2014		625,966	51,540	0.77	10.637323	3.98		3.15	12.616592	6.23		1.00
12/31/2013		559,365	48,751	0.91	10.230559	24.32		3.15	11.876608	27.02		1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2017	+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016		922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60)	‡	0.30
12/31/2015		883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00
12/31/2014		774,773	30,480	2.33	15.820330	1.35		3.91	28.017891	4.35		1.00
12/31/2013		605,070	24,753	2.68	15.609001	(4.85)		3.91	26.850742	(2.04)		1.00
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2017	+	80	2	0.00	37.649126	(0.37)	‡	0.45	37.658911	(0.34)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Growth Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017; JNL/Goldman Sachs Core Plus Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96	‡	0.00
12/31/2016		139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13		0.85
12/31/2015		145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)		0.85
12/31/2014		197,207	15,558	1.68	11.055727	(8.31)		3.61	13.131852	(5.75)		0.85
12/31/2013		238,605	17,677	7.14	12.057957	(11.11)		3.61	13.932381	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2017	+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016		14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85
12/31/2015	+	7,834	890	0.00	8.785068	(11.43)	‡	1.25	8.808981	(11.53)	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2017	+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2017		690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016		372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58)	‡	0.30
12/31/2015		334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
12/31/2014		349,714	44,455	0.86	6.762681	7.45		3.61	8.222087	10.46		0.85
12/31/2013		329,054	45,975	0.93	6.293696	(5.81)		3.61	7.443575	(3.17)		0.85
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2017	+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016		1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67)	‡	0.30
12/31/2015		1,307,859	79,885	2.72	12.831849	(4.57)		3.71	17.408372	(1.80)		0.85
12/31/2014		1,284,168	76,820	1.30	13.446442	10.84		3.71	17.727784	14.05		0.85
12/31/2013		925,175	62,885	3.26	12.131548	(0.98)		3.71	15.543249	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016		795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17)	‡	0.30
12/31/2015		748,807	38,013	1.87	11.734460	(5.78)		3.91	22.067720	(2.86)		0.85
12/31/2014		619,285	30,512	1.09	12.454771	(3.61)		3.91	22.716419	(0.61)		0.85
12/31/2013		528,458	25,919	1.13	12.920911	14.41		3.91	22.856352	17.97		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2017	+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		363,733	11,975	1.21	19.429901	5.77		3.70	38.103609	9.41		0.30
12/31/2016		340,612	12,195	0.44	18.370313	11.19		3.70	34.826250	8.53	‡	0.30
12/31/2015		276,598	11,290	0.33	16.520823	(12.38)		3.70	26.719638	(9.98)		1.00
12/31/2014		311,143	11,428	0.22	18.854467	5.29		3.70	29.683007	8.16		1.00
12/31/2013		259,709	10,304	0.19	17.907494	26.15		3.70	27.442472	29.60		1.00
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2017	+	32	1	0.00	41.729218	7.55	‡	0.45	41.740268	7.58	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016		1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
12/31/2015		935,307	37,628	0.00	18.483324	(5.18)		3.51	26.947917	(2.63)		0.85
12/31/2014		608,506	23,795	0.00	19.493406	4.27		3.51	27.674511	7.08		0.85
12/31/2013		475,736	19,910	0.13	18.695987	34.87		3.51	25.845666	38.51		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Mid Cap Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2017	+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016		915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24)	‡	0.30
12/31/2015		1,069,598	26,422	0.00	26.022254	(0.64)		3.61	45.994689	2.14		0.85
12/31/2014		740,281	18,804	0.00	26.190385	7.25		3.61	45.031588	10.25		0.85
12/31/2013		519,827	14,679	0.19	24.419652	37.00		3.61	40.843937	40.83		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2017	+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016		901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99)	‡	0.30
12/31/2015		761,725	37,238	2.33	12.752198	(3.24)		3.75	23.200168	(0.39)		0.85
12/31/2014		633,096	30,951	3.27	13.179311	1.52		3.75	23.291806	0.30	‡	0.85
12/31/2013		544,463	27,676	3.09	12.981881	(7.07)		3.75	21.674062	(4.47)		1.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2017	+	—	—	0.00	30.014664	(0.26)	‡	0.45	30.022480	(0.24)	‡	0.35
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016		385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
12/31/2015		361,719	35,630	2.97	8.184092	(21.57)		3.61	10.686859	(19.38)		0.85
12/31/2014		492,895	39,087	1.62	10.435151	(8.62)		3.61	13.255328	(6.06)		0.85
12/31/2013		592,311	44,012	1.37	11.419062	(4.60)		3.61	14.110266	(1.93)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2017	+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016		41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
12/31/2015		43,939	3,781	1.05	11.546103	3.11		1.25	11.670957	3.53		0.85
12/31/2014		14,613	1,300	0.00	11.197435	(2.65)		1.25	11.273334	(2.26)		0.85
12/31/2013	+	3,438	298	0.00	11.501897	12.70	‡	1.25	11.533634	17.39	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2017	+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/MC 10 x 10 Fund - Class A
12/31/2017		453,059	28,792	0.00	13.104195	12.63		3.15	18.327138	13.08	‡	0.00
12/31/2016		392,562	28,627	0.00	11.634742	8.59		3.15	15.319577	3.75	‡	0.30
12/31/2015		370,036	29,809	1.96	10.714122	(5.29)		3.15	12.792888	(3.33)		1.10
12/31/2014		393,769	30,580	1.81	11.312659	4.91		3.15	13.234120	7.07		1.10
12/31/2013		352,151	29,211	2.10	10.783580	23.75		3.15	12.359803	26.30		1.10
JNL/MC Bond Index Fund - Class A
12/31/2017		826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
12/31/2016		814,434	57,253	0.81	9.772151	(1.98)		3.91	16.773296	(2.97)	‡	0.30
12/31/2015		728,111	51,662	2.00	9.969555	(3.95)		3.91	15.284690	(0.97)		0.85
12/31/2014		652,067	45,782	3.40	10.379965	1.56		3.91	15.434299	4.72		0.85
12/31/2013		526,103	38,624	2.02	10.220022	(6.46)		3.91	14.738494	(3.55)		0.85
JNL/MC Bond Index Fund - Class I
12/31/2017	+	322	17	0.00	18.631666	(0.12)	‡	0.45	18.636516	(0.09)	‡	0.35
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85	‡	0.00
12/31/2016		836,751	34,302	0.67	16.597368	2.40		3.61	29.630004	3.46	‡	0.30
12/31/2015		908,533	39,282	0.52	16.208037	2.14		3.61	25.561978	5.00		0.85
12/31/2014		517,690	23,443	0.56	15.868311	6.88		3.61	24.344867	9.87		0.85
12/31/2013		494,514	24,591	0.71	14.846381	36.10		3.61	22.156954	39.91		0.85
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2017	+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02	‡	0.35
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/MC Bond Index Fund - Class I - September 25, 2017; JNL/MC Consumer Discretionary Sector Fund - Class I - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2017	+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10	‡	0.35
JNL/MC DowSM Index Fund - Class A
12/31/2017		822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90	‡	0.00
12/31/2016		557,994	33,282	0.00	10.765243	11.29		4.00	20.564025	8.21	‡	0.30
12/31/2015		495,120	33,833	0.00	9.673063	(4.53)		4.00	15.865620	(1.63)		1.00
12/31/2014		580,636	38,977	0.00	10.132420	5.49		4.00	16.127848	8.70		1.00
12/31/2013		584,282	42,547	0.00	9.605048	25.40		4.00	14.836565	29.22		1.00
JNL/MC DowSM Index Fund - Class I
12/31/2017	+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33	‡	0.35
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86	‡	0.00
12/31/2016		676,628	79,432	1.97	7.659333	6.41		3.41	9.042587	(5.58)	‡	0.30
12/31/2015		472,166	60,211	1.60	7.198031	(18.13)		3.41	8.043725	(16.01)		0.85
12/31/2014		476,725	50,803	1.17	8.792418	(6.92)		3.41	9.577086	(4.50)	‡	0.85
12/31/2013		384,617	38,940	0.83	9.445726	(7.37)		3.41	9.993648	(5.11)		1.00
JNL/MC Emerging Markets Index Fund - Class I
12/31/2017	+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76	‡	0.35
JNL/MC Energy Sector Fund - Class A
12/31/2017		1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)	‡	0.00
12/31/2016		1,739,027	50,519	2.02	22.319552	22.35		3.91	41.986868	11.12	‡	0.30
12/31/2015		1,103,030	40,317	1.58	18.242552	(26.20)		3.91	30.226284	(23.91)		0.85
12/31/2014		1,140,786	31,703	1.19	24.719171	(13.79)		3.91	39.723065	(11.11)		0.85
12/31/2013		1,103,185	27,241	1.24	28.674301	20.54		3.91	44.690102	24.28		0.85
JNL/MC Energy Sector Fund - Class I
12/31/2017	+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/MC DowSM Index Fund - Class I - September 25, 2017; JNL/MC Emerging Markets Index Fund - Class I - September 25, 2017; JNL/MC Energy Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC European 30 Fund - Class A
12/31/2017		451,987	27,300	3.11	14.121117	19.98		3.10	18.792194	21.79	‡	0.00
12/31/2016		323,938	23,924	2.90	11.769941	(4.82)		3.10	14.818133	(3.14)	‡	0.30
12/31/2015		433,280	31,079	1.88	12.365901	(4.94)		3.10	14.548004	(2.78)		0.85
12/31/2014		245,362	17,013	1.19	13.007919	(9.38)	‡	3.10	14.963565	(4.22)	‡	0.85
12/31/2013		133,957	8,872	1.59	13.923146	26.68		3.05	15.500268	29.31		1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016		1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
12/31/2015		656,580	56,108	1.14	8.194683	(4.63)		3.61	12.922098	(1.96)		0.85
12/31/2014		556,140	46,590	0.89	8.592294	9.05		3.61	13.180218	12.10		0.85
12/31/2013		438,277	41,209	0.91	7.879192	28.62		3.61	11.757308	16.38	‡	0.85
JNL/MC Financial Sector Fund - Class I
12/31/2017	+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016		2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49)	‡	0.30
12/31/2015		2,840,786	105,322	0.45	18.855189	2.80		3.61	29.736982	5.67		0.85
12/31/2014		1,902,635	74,574	0.58	18.342209	20.70		3.61	28.140409	24.08		0.85
12/31/2013		985,262	47,835	0.75	15.196576	35.89		3.61	22.679696	39.70		0.85
JNL/MC Healthcare Sector Fund - Class I
12/31/2017	+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35
JNL/MC Index 5 Fund - Class A
12/31/2017		935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016		764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
12/31/2015		685,602	53,342	1.79	10.645357	(4.96)		3.61	13.524652	(2.30)		0.85
12/31/2014		681,568	51,594	1.39	11.201085	1.57		3.61	13.843271	1.80	‡	0.85
12/31/2013		648,975	51,033	1.56	11.028228	19.36		3.61	13.039753	22.39		1.10
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Financial Sector Fund - Class I - September 25, 2017; JNL/MC Healthcare Sector Fund - Class I - September 25, 2017; JNL/MC Industrials Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class I
12/31/2017	+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016		1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015		1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
12/31/2014		902,611	81,458	0.69	7.847701	16.22		3.71	12.226761	19.59		0.85
12/31/2013		561,854	60,592	0.72	6.752509	21.59		3.71	10.223802	25.11		0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2017	+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/MC International Index Fund - Class A
12/31/2017		1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016		1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60)	‡	0.30
12/31/2015		1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
12/31/2014		856,845	49,801	3.45	12.508248	(9.67)		3.90	18.559336	(6.88)		0.85
12/31/2013		730,995	39,549	2.62	13.847698	16.79		3.90	19.930514	15.30	‡	0.85
JNL/MC International Index Fund - Class I
12/31/2017	+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/MC JNL 5 Fund - Class A
12/31/2017		3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016		2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015		2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
12/31/2014		2,985,710	168,381	2.04	14.155449	7.29		3.70	18.655036	10.22		1.00
12/31/2013		3,120,294	193,764	2.59	13.194238	26.91		3.70	16.925899	30.37		1.00
JNL/MC JNL 5 Fund - Class I
12/31/2017	+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class I - September 25, 2017; JNL/MC Information Technology Sector Fund - Class I - September 25, 2017; JNL/MC International Index Fund - Class I - September 25, 2017; JNL/MC JNL 5 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2017	+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2017	+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/MC MSCI World Index Fund - Class A
12/31/2017		367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016		337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30)	‡	0.30
12/31/2015		353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
12/31/2014		382,908	20,132	0.00	12.909036	6.51		4.00	20.547277	9.76		1.00
12/31/2013		412,420	23,806	0.00	12.119740	8.86		4.00	18.720798	12.17		1.00
JNL/MC MSCI World Index Fund - Class I
12/31/2017	+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016		1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015		836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
12/31/2014		750,348	34,745	0.22	17.382007	14.24		3.61	23.060138	17.43		0.85
12/31/2013		385,253	20,892	0.88	15.215740	36.10		3.61	19.636662	39.91		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/MC MSCI World Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2017	+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		295,472	13,737	3.33	18.383350	19.54		3.06	24.383454	20.15	‡	0.00
12/31/2016		208,586	11,828	1.95	15.379017	6.31		3.06	19.304291	2.43	‡	0.30
12/31/2015		219,873	13,507	2.27	14.466271	1.80		3.06	16.974553	4.08		0.85
12/31/2014		115,034	7,314	2.54	14.209829	0.10		3.06	16.309187	2.34		0.85
12/31/2013		91,439	5,929	3.93	14.195485	9.26		3.06	15.936592	(3.10)	‡	0.85
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2017	+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2017	+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Nasdaq 100 Index Fund - Class I - September 25, 2017; JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2017	+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.41	12.016950	1.10		3.26	16.630574	2.02		0.30
12/31/2016		523,521	36,372	1.05	11.886293	(0.49)		3.26	16.301024	1.09	‡	0.30
12/31/2015		583,190	41,102	1.41	11.944621	(11.24)		3.26	15.081345	(9.21)	‡	0.85
12/31/2014		340,688	21,742	0.72	13.456611	1.81		3.26	16.369538	4.13		1.00
12/31/2013		391,820	25,979	1.87	13.217836	36.00		3.26	15.719755	39.11		1.00
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016		2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015		1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
12/31/2014		1,279,352	48,284	0.94	19.300451	5.06		3.90	28.637481	8.31		0.85
12/31/2013		1,090,084	44,573	0.86	18.371028	27.91		3.90	26.440862	31.87		0.85
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2017	+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37	‡	0.00
12/31/2016		4,756,967	240,596	0.13	13.566007	7.13		3.90	23.228885	3.91	‡	0.30
12/31/2015		3,706,170	206,598	1.49	12.663717	(2.98)		3.90	19.371004	0.02		0.85
12/31/2014		3,229,425	179,675	1.33	13.052758	8.75		3.90	19.367270	12.11		0.85
12/31/2013		2,360,165	146,683	1.46	12.002518	26.61		3.90	17.274803	30.52		0.85
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		550,343	28,245	0.61	15.364910	(5.67)		3.61	22.583793	(1.90)	‡	0.00
12/31/2016		780,959	38,793	0.98	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
12/31/2015		315,208	20,761	2.38	12.564055	(8.42)		3.61	15.962302	(5.86)		0.85
12/31/2014		392,884	24,281	0.62	13.719307	(0.17)		3.61	16.955507	2.62	‡	0.85
12/31/2013		327,593	20,715	1.74	13.742661	32.04		3.61	16.358028	35.53		1.00
JNL/MC S&P SMid 60 Fund - Class I
12/31/2017	+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/MC S&P 400 MidCap Index Fund - Class I - September 25, 2017; JNL/MC S&P SMid 60 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Small Cap Index Fund - Class A
12/31/2017		1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20	‡	0.00
12/31/2016		1,732,506	64,199	0.51	18.580849	21.07		3.90	31.815633	11.44	‡	0.30
12/31/2015		1,176,866	54,213	0.59	15.346861	(8.21)		3.90	23.475323	(5.37)		0.85
12/31/2014		1,179,021	51,331	1.01	16.718627	0.65		3.90	24.806629	3.77		0.85
12/31/2013		1,167,462	52,683	1.26	16.610102	33.15		3.90	23.906412	37.26		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2017	+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06	‡	0.35
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
12/31/2016		129,579	13,290	2.72	6.475947	19.07		3.71	10.682619	22.51		0.85
12/31/2015		104,278	13,219	3.44	5.438960	(1.01)		3.71	8.719715	1.86		0.85
12/31/2014		122,345	15,792	2.64	5.494634	1.68		3.71	8.560585	4.63		0.85
12/31/2013		127,354	17,197	2.28	5.403797	16.61		3.71	8.181687	14.72	‡	0.85
JNL/MC Telecommunications Sector Fund - Class I
12/31/2017	+	3	0	0.00	13.312877	(0.63)	‡	0.45	13.316376	(0.60)	‡	0.35
JNL/MC Utilities Sector Fund - Class A
12/31/2017		76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
12/31/2016		71,848	5,575	1.95	12.788497	15.36		1.25	12.977718	15.82		0.85
12/31/2015		40,435	3,629	1.26	11.085421	(6.58)		1.25	11.204657	(6.21)		0.85
12/31/2014		43,476	3,654	0.00	11.866305	24.63		1.25	11.946061	18.24	‡	0.85
12/31/2013	+	2,976	312	4.57	9.520999	(5.07)	‡	1.25	9.537077	(4.63)	‡	1.00
JNL/MC Utilities Sector Fund - Class I
12/31/2017	+	22	2	0.00	13.185701	(0.78)	‡	0.45	13.189151	(0.76)	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30
12/31/2016		712,755	34,454	0.00	15.510789	9.24		3.91	23.633876	6.69	‡	0.30
12/31/2015		655,102	35,545	0.55	14.198801	(12.45)		3.91	19.367092	(9.86)		1.00
12/31/2014		718,036	35,055	0.80	16.217712	8.80		3.91	21.486406	12.01		1.00
12/31/2013		553,903	30,170	0.40	14.906547	27.64		3.91	19.182812	31.41		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Small Cap Index Fund - Class I - September 25, 2017; JNL/MC Telecommunications Sector Fund - Class I - September 25, 2017; JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MC Utilities Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class I
12/31/2017	+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/MMRS Conservative Fund - Class A
12/31/2017		360,614	31,743	0.00	11.280289	9.42		1.25	11.810002	9.76	‡	0.00
12/31/2016		379,283	36,605	0.00	10.309581	2.71		1.25	10.420446	3.12		0.85
12/31/2015		445,451	44,243	0.00	10.037407	(3.50)		1.25	10.104944	(3.11)		0.85
12/31/2014	+	24,944	2,395	0.00	10.401640	3.43	‡	1.25	10.429832	2.34	‡	0.85
JNL/MMRS Growth Fund - Class A
12/31/2017		47,973	4,061	0.00	11.719404	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		45,130	4,588	0.00	9.777466	1.37		1.25	9.882807	1.77		0.85
12/31/2015		51,577	5,328	0.00	9.645517	(6.82)		1.25	9.710614	(6.45)		0.85
12/31/2014	+	17,561	1,694	0.00	10.351860	2.96	‡	1.25	10.380118	(0.65)	‡	0.85
JNL/MMRS Moderate Fund - Class A
12/31/2017		183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015		206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
12/31/2014	+	44,029	4,240	0.00	10.371888	3.41	‡	1.25	10.400011	1.74	‡	0.85
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.378217	12.81		2.95	12.982225	13.74		0.30
12/31/2016		102,228	9,440	0.00	10.085764	(10.68)		2.95	11.414354	(9.08)	‡	0.30
12/31/2015		102,045	8,554	0.00	11.291354	(7.10)		2.95	12.085179	(5.37)		1.10
12/31/2014		84,870	6,711	0.00	12.154486	(3.29)		2.95	12.770519	(1.49)		1.10
12/31/2013		59,316	4,608	0.00	12.568236	12.43	‡	2.95	12.963200	36.22		1.10
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		11,370	1,144	0.00	9.825114	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		13,663	1,391	2.28	9.729055	(2.82)		1.25	9.897860	(2.43)		0.85
12/31/2015		12,350	1,226	1.73	10.011504	0.62		1.25	10.144651	1.03		0.85
12/31/2014		14,461	1,448	0.00	9.949394	2.08		1.25	10.041467	2.49		0.85
12/31/2013		10,984	1,124	1.40	9.746359	(3.13)		1.25	9.797282	(2.74)		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2017	+	2	0	0.00	9.978376	(0.12)	‡	0.45	9.980906	(0.09)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
12/31/2015		5,281	926	0.00	5.679797	(26.00)		1.25	5.717924	(25.70)		0.85
12/31/2014	+	3,124	407	0.00	7.674929	(23.25)	‡	1.25	7.695611	(23.15)	‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		632,065	55,475	3.07	10.231264	(0.02)	‡	3.30	12.335939	6.27	‡	0.00
12/31/2016		498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35)	‡	0.30
12/31/2015		400,063	38,705	1.44	9.752914	(4.20)		3.05	10.476995	(2.32)		1.10
12/31/2014		333,743	31,464	1.06	10.180932	0.26	‡	3.05	10.725547	3.75		1.10
12/31/2013		133,549	13,007	0.19	10.031476	0.91	‡	2.90	10.338020	(1.19)		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2017	+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016		85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015		101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
12/31/2014		64,332	6,324	0.88	10.116505	(2.30)		1.25	10.234182	(1.91)		0.85
12/31/2013		40,484	3,897	0.01	10.354623	2.06		1.25	10.433262	2.47		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2017	+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016		8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015	+	4,549	539	0.00	8.418210	(15.73)	‡	1.25	8.441115	(12.77)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016		1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26)	‡	0.30
12/31/2015		939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
12/31/2014		693,161	37,217	0.59	13.952717	(1.71)		3.61	19.936239	0.89		1.00
12/31/2013		601,435	32,482	1.04	14.194996	21.76		3.61	19.759860	24.98		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017; JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2017	+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		287,431	24,394	2.14	10.467145	(0.11)	‡	3.30	12.716541	6.50	‡	0.00
12/31/2016		185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79)	‡	0.25
12/31/2015		59,545	5,569	2.46	10.022226	(0.16)	‡	2.80	10.814533	(1.78)		0.85
12/31/2014		34,347	3,138	0.05	10.884088	6.28		1.25	11.011005	6.70		0.85
12/31/2013		19,395	1,887	1.86	10.241245	(2.92)		1.25	10.319305	(2.53)		0.85
JNL/PIMCO Credit Income Fund - Class I
12/31/2017	+	42	4	0.00	11.706338	0.23	‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2017	+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2017	+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2017		1,114,819	80,744	0.00	10.847955	(0.54)		3.61	16.108966	2.47	‡	0.00
12/31/2016		1,134,262	83,789	5.93	10.906571	1.45		3.61	15.164453	(1.30)	‡	0.30
12/31/2015		1,111,946	85,311	3.56	10.750670	(6.54)		3.61	13.765953	(3.92)		0.85
12/31/2014		1,317,828	96,758	0.70	11.503020	(0.37)		3.61	14.328320	2.42		0.85
12/31/2013		1,358,822	101,678	1.15	11.545747	(12.35)		3.61	13.990021	(9.90)		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2017	+	92	6	0.00	16.470528	0.38	‡	0.45	16.474817	0.41	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Credit Income Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		1,362,837	118,852	3.24	10.153435	(0.22)		3.11	12.619079	2.54	‡	0.00
12/31/2016		1,282,976	113,730	4.44	10.175792	6.08		3.11	12.042514	2.25	‡	0.30
12/31/2015		1,180,389	113,074	3.88	9.592890	(4.30)		3.11	10.738975	(2.12)		0.85
12/31/2014		1,190,883	111,124	2.34	10.024199	(2.86)		3.11	10.971037	(0.63)		0.85
12/31/2013		1,077,933	99,528	2.27	10.318816	1.12		3.11	11.041085	3.43		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2017	+	105	10	0.00	10.537650	0.84	‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		1,640,330	74,596	5.76	14.199066	3.69		3.61	29.053204	6.23	‡	0.00
12/31/2016		1,627,384	78,947	0.18	13.694017	12.89		3.61	25.547388	3.38	‡	0.30
12/31/2015		1,359,848	76,517	5.73	12.130227	(10.19)		3.61	19.845798	(7.67)		0.85
12/31/2014		1,605,817	83,318	5.53	13.506244	(3.42)		3.61	21.495467	(0.72)		0.85
12/31/2013		1,571,549	81,106	6.30	13.984681	4.36		3.61	21.650988	7.28		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2017	+	150	5	0.00	30.204988	1.29	‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016		15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015		14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
12/31/2014		12,693	1,290	2.20	9.816534	(2.66)		1.25	9.882562	(2.27)		0.85
12/31/2013	+	5,576	552	0.00	10.084594	0.77	‡	1.25	10.111898	4.42	‡	0.85
JNL/PPM America Long Short Credit Fund - Class I
12/31/2017	+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		611,521	28,967	0.59	16.929312	8.39		3.61	24.069870	11.60	‡	0.00
12/31/2016		666,248	35,150	0.63	15.618365	22.91		3.61	20.866766	14.89	‡	0.30
12/31/2015		290,871	19,267	0.72	12.707547	(11.32)		3.61	15.739741	(8.84)		0.85
12/31/2014		303,240	18,261	0.51	14.330078	6.53		3.61	17.266208	9.51		0.85
12/31/2013		255,733	16,840	0.64	13.451379	36.08		3.61	15.766223	39.89		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017; JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2017	+	46	2	0.00	24.511093	7.03	‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		817,668	36,797	0.34	17.955553	13.02		3.61	24.794557	16.82		0.30
12/31/2016		727,297	37,962	0.06	15.886680	25.94		3.61	21.225337	16.21	‡	0.30
12/31/2015		354,269	23,863	0.60	12.614826	(6.91)		3.61	15.444411	(4.45)		1.00
12/31/2014		199,124	12,753	0.27	13.551685	2.10		3.61	16.163947	4.80		1.00
12/31/2013		189,982	12,722	0.43	13.273272	32.48		3.61	15.423975	35.99		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2017	+	134	5	0.00	26.499344	6.07	‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2017		297,882	17,667	2.27	15.085052	1.66		2.55	18.977948	4.10	‡	0.00
12/31/2016		233,731	14,313	4.76	14.839165	3.03		2.55	17.769031	(1.64)		0.30
12/31/2015	+	45,461	2,905	7.27	14.403283	(2.05)	‡	2.55	16.225774	(0.90)	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2017	+	119	10	0.00	11.945995	0.47	‡	0.45	11.949108	0.50	‡	0.35
JNL/PPM America Value Equity Fund - Class A
12/31/2017		216,681	6,122	1.30	22.184431	10.91		3.61	46.938194	14.63		0.30
12/31/2016		206,321	6,645	1.92	20.002824	17.32		3.61	40.948112	11.76	‡	0.30
12/31/2015		153,098	5,949	0.00	17.050075	(11.94)		3.61	29.221963	(9.61)		1.00
12/31/2014		202,023	7,084	5.03	19.361326	8.51		3.61	32.328263	11.38	‡	1.00
12/31/2013		170,362	6,708	1.31	17.843244	35.26		3.61	28.490768	38.69		1.10
JNL/PPM America Value Equity Fund - Class I
12/31/2017	+	—	—	0.00	52.517661	7.88	‡	0.45	52.531330	7.91	‡	0.35
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.64	15.822098	22.13		3.51	21.671132	22.11	‡	0.00
12/31/2016		417,456	26,799	4.29	12.955150	4.49		3.51	16.127088	7.30		0.85
12/31/2015		453,159	31,138	5.64	12.397971	(3.85)		3.51	15.029441	(1.25)		0.85
12/31/2014		497,609	33,704	6.82	12.893861	(2.85)		3.51	15.220263	(0.23)		0.85
12/31/2013		494,897	33,392	8.93	13.272425	36.78		3.51	15.255852	40.46		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 27, 2015; JNL/PPM America Total Return Fund - Class I - September 25, 2017; JNL/PPM America Value Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P 4 Fund - Class A
12/31/2017		6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016		6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015		5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
12/31/2014		4,667,941	233,025	2.34	17.164728	10.34		3.61	20.867215	13.43		0.85
12/31/2013		2,922,386	165,123	0.83	15.555573	38.54		3.61	18.396130	42.42		0.85
JNL/S&P 4 Fund - Class I
12/31/2017	+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016		1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015		1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
12/31/2014		768,629	37,055	0.30	17.874961	6.15		3.61	21.731616	13.35	‡	0.85
12/31/2013		616,476	32,284	0.69	16.838644	37.87		3.61	19.734087	41.51		1.00
JNL/S&P Competitive Advantage Fund - Class I
12/31/2017	+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		3,380,008	146,995	2.64	18.577935	8.12		3.51	26.459019	11.68	‡	0.00
12/31/2016		3,658,769	176,161	2.58	17.183103	13.68		3.51	22.997104	2.76	‡	0.30
12/31/2015		2,109,657	118,250	2.38	15.114905	(2.79)		3.51	18.738681	(0.17)		0.85
12/31/2014		2,242,010	125,003	1.36	15.548089	9.77		3.51	18.769716	7.26	‡	0.85
12/31/2013		1,781,588	111,465	1.89	14.163602	26.27		3.51	16.498730	29.48		1.00
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2017	+	202	7	0.00	27.002540	5.89	‡	0.45	27.009556	5.92	‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2017		43,563	3,376	10.75	12.803061	31.44		1.25	13.340088	28.52	‡	0.00
12/31/2016		23,926	2,444	4.20	9.740329	6.93		1.25	9.829923	7.36		0.85
12/31/2015		20,176	2,209	1.07	9.108667	(3.36)		1.25	9.155837	(2.97)		0.85
12/31/2014	+	2,469	262	0.00	9.425466	(5.92)	‡	1.25	9.436455	(1.26)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017; JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class A - September 15, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P International 5 Fund - Class I
12/31/2017	+	—	—	0.00	11.516503	5.46	‡	0.45	11.519506	5.49	‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		774,041	33,575	2.54	18.438913	14.71		3.61	26.527492	16.16	‡	0.00
12/31/2016		788,429	40,173	2.54	16.073978	1.55		3.61	21.709498	1.01	‡	0.30
12/31/2015		889,029	47,146	1.01	15.828810	(16.90)		3.61	19.783444	(14.57)		0.85
12/31/2014		1,041,965	47,113	0.88	19.046941	13.85		3.61	23.157505	16.41	‡	0.85
12/31/2013		605,777	31,928	1.16	16.729426	44.63		3.61	19.606971	48.46		1.00
JNL/S&P Intrinsic Value Fund - Class I
12/31/2017	+	—	—	0.00	27.160297	9.65	‡	0.45	27.167370	9.68	‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		2,070,473	79,921	0.00	16.365397	18.73		3.75	32.646273	1.53	‡	0.25
12/31/2016		1,687,676	79,458	0.00	13.783991	2.11		3.75	26.309910	1.21	‡	0.30
12/31/2015		1,664,641	82,113	0.00	13.499307	(3.91)		3.75	21.988401	(1.23)		1.00
12/31/2014		1,593,831	77,401	0.47	14.048148	2.65		3.75	22.261653	5.52		1.00
12/31/2013		1,425,616	72,852	0.72	13.685008	21.14		3.75	21.097901	24.52		1.00
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2017	+	54	2	0.00	22.204014	6.29	‡	0.45	22.209763	6.32	‡	0.35
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		1,354,151	93,796	0.00	10.725978	2.98		3.70	16.812445	6.53		0.30
12/31/2016		1,446,989	105,843	0.00	10.415449	1.22		3.70	15.782199	0.32	‡	0.30
12/31/2015		1,389,796	105,546	0.00	10.290203	(5.13)		3.70	13.931217	(2.54)		1.00
12/31/2014		1,508,870	111,332	0.29	10.847182	(0.62)		3.70	14.294772	2.09		1.00
12/31/2013		1,567,878	117,677	0.58	10.914940	0.73		3.70	14.001567	3.48		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2017	+	—	—	0.00	13.414282	1.16	‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2017		5,274,869	207,662	0.00	15.898892	16.55		3.80	32.030139	6.77	‡	0.25
12/31/2016		4,668,928	220,001	0.00	13.641164	1.98		3.80	26.281885	1.15	‡	0.30
12/31/2015		4,587,195	226,173	0.00	13.376898	(3.92)		3.80	21.979530	(1.20)		1.00
12/31/2014		4,602,747	223,764	0.53	13.923369	1.69		3.80	22.245717	4.58		1.00
12/31/2013		4,178,451	211,960	0.90	13.691565	18.01		3.80	21.271309	21.36		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017; JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Conservative Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Growth Fund - Class I
12/31/2017	+	245	13	0.00	18.848273	5.77	‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		3,023,012	179,028	0.00	12.503764	7.15		3.70	19.599012	10.84		0.30
12/31/2016		2,985,773	194,214	0.00	11.669931	1.73		3.70	17.683018	1.08	‡	0.30
12/31/2015		2,971,042	201,531	0.00	11.471200	(4.71)		3.70	15.530152	(2.11)		1.00
12/31/2014		3,148,395	208,440	0.20	12.038796	0.21		3.70	15.865164	2.94		1.00
12/31/2013		3,071,065	208,670	0.47	12.013979	6.42		3.70	15.411454	9.33		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2017	+	112	7	0.00	15.421922	2.61	‡	0.45	15.425942	2.63	‡	0.35
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016		5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
12/31/2015		5,606,997	295,689	0.00	12.057079	(4.66)		4.01	20.562380	(1.75)		1.00
12/31/2014		5,884,253	304,433	0.23	12.646828	0.40		4.01	20.928576	3.47		1.00
12/31/2013		5,616,026	299,937	0.50	12.596786	11.29		4.01	20.227633	14.69		1.00
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2017	+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2017		290,523	22,643	1.83	12.059562	8.69		3.01	13.468599	10.49	‡	0.00
12/31/2016		276,617	23,845	1.56	11.095236	14.41		3.01	11.929264	10.65	‡	0.30
12/31/2015		218,007	21,868	0.16	9.697588	(12.11)	‡	3.01	10.055206	(11.37)		0.85
12/31/2014	+	80,071	7,084	0.00	11.210961	10.80	‡	2.65	11.344545	10.07	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2017	+	7	1	0.00	13.557459	11.71	‡	0.45	13.561213	11.74	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Total Yield Fund - Class A
12/31/2017		491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016		562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
12/31/2015		477,082	28,136	1.28	14.235652	(11.00)		3.61	17.791682	(8.51)		0.85
12/31/2014		582,104	31,339	1.00	15.994421	11.78		3.61	19.445573	12.91	‡	0.85
12/31/2013		362,318	22,353	1.27	14.308556	46.30		3.61	16.769144	50.17		1.00
JNL/S&P Total Yield Fund - Class I
12/31/2017	+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		46,171	4,713	0.81	9.715831	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		46,195	4,749	0.83	9.674734	3.24		1.25	9.778752	3.65		0.85
12/31/2015		31,988	3,402	0.00	9.371523	(1.76)		1.25	9.434563	(1.36)		0.85
12/31/2014	+	15,935	1,668	0.00	9.538972	(4.61)	‡	1.25	9.564819	(3.82)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016		793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015		379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
12/31/2014		84,808	7,297	1.18	11.592747	10.34		1.25	11.652755	10.78		0.85
12/31/2013	+	9,228	878	0.66	10.506291	4.44	‡	1.25	10.518508	5.76	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2017	+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016		3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015		3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
12/31/2014		2,315,476	46,745	0.00	30.831434	4.54		3.91	56.232932	7.79		0.85
12/31/2013		2,019,757	44,000	0.08	29.492504	33.35		3.91	52.169689	37.49		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2017	+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Total Yield Fund - Class I - September 25, 2017; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013; JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016		3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015		3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
12/31/2014		2,578,873	33,064	0.15	48.770099	8.50		3.91	86.374715	11.71		1.00
12/31/2013		2,161,052	30,964	0.00	44.948972	31.27		3.91	77.323934	35.15		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2017	+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016		986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48)	‡	0.30
12/31/2015		901,709	87,680	0.98	8.316207	(3.24)		3.61	10.861324	(0.53)		0.85
12/31/2014		818,121	78,980	1.19	8.594441	(3.14)		3.61	10.919125	(0.42)		0.85
12/31/2013		697,296	66,830	1.34	8.872603	(3.45)		3.61	10.965640	(0.75)		0.85
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2017	+	192	16	0.00	12.374772	(0.22)	‡	0.45	12.378009	(0.19)	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016		1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
12/31/2015		1,327,464	54,206	0.81	16.550775	(5.61)		3.91	26.735319	(2.67)		0.85
12/31/2014		1,326,726	52,688	0.81	17.534083	8.90		3.91	27.470071	12.29		0.85
12/31/2013		969,477	43,153	1.29	16.100834	31.88		3.91	24.464416	35.97		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2017	+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016		117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
12/31/2015		110,141	7,081	0.79	15.435687	(2.94)		1.25	15.674249	(2.55)		0.85
12/31/2014		46,575	2,913	0.08	15.903884	9.69		1.25	16.085206	10.13		0.85
12/31/2013		28,342	1,948	2.03	14.498494	35.12		1.25	14.605261	35.66		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/The Boston Company Equity Income Fund - Class I
12/31/2017	+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		23,512	1,601	0.69	14.529442	15.92		1.25	15.328786	16.83	‡	0.00
12/31/2016		19,627	1,554	0.63	12.533610	15.21		1.25	12.699492	15.67		0.85
12/31/2015		11,347	1,037	0.22	10.879043	(2.64)		1.25	10.979142	(2.25)		0.85
12/31/2014		6,295	562	0.03	11.174002	2.23		1.25	11.231800	0.35	‡	0.85
12/31/2013	+	538	49	0.00	10.930272	9.67	‡	1.25	10.936958	8.95	‡	1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2017	+	—	—	0.00	15.042372	8.69	‡	0.45	15.046288	8.72	‡	0.35
JNL/VanEck International Gold Fund - Class A
12/31/2017		56,369	10,586	4.33	5.260496	12.00		1.25	5.620806	0.37	‡	0.00
12/31/2016		53,404	11,261	0.60	4.696941	51.16		1.25	4.778472	51.76		0.85
12/31/2015		24,596	7,862	3.37	3.107321	(27.51)		1.25	3.148681	(27.22)		0.85
12/31/2014		26,145	6,071	0.31	4.286313	(7.30)		1.25	4.326027	(6.92)		0.85
12/31/2013		11,291	2,436	0.24	4.623635	(48.54)		1.25	4.647848	(48.34)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2017	+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The Boston Company Equity Income Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class I
12/31/2017	+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2017	+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class I
12/31/2017	+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2017	+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2017	+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2017	+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class I
12/31/2017	+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class I
12/31/2017	+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2017	+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2017	+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016		12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015		8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85
12/31/2014		3,201	311	0.00	10.254829	(2.17)		1.25	10.307880	(4.03)	‡	0.85
12/31/2013	+	425	40	0.00	10.481899	4.98	‡	1.25	10.489484	4.81	‡	1.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2017	+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016		3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015	+	2,963	314	0.00	9.409740	(5.57)	‡	1.25	9.435350	(6.33)	‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2017	+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Balanced Fund - Class A
12/31/2017		7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016		6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015		4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
12/31/2014		4,024,876	100,337	1.30	25.197477	5.77		3.80	44.970145	8.93		0.85
12/31/2013		3,194,549	86,719	1.49	23.823488	14.88		3.80	41.281946	18.32		0.85
JNL/WMC Balanced Fund - Class I
12/31/2017	+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2017		1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016		1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08)	‡	0.30
12/31/2015		1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
12/31/2014		1,216,576	101,006	0.00	7.714836	(3.68)		3.75	13.634536	(0.84)		0.85
12/31/2013		1,268,083	104,583	0.00	8.009515	(3.68)		3.75	13.750691	(0.85)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2017	+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2017		784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86		0.30
12/31/2016		703,505	21,013	1.09	24.250216	9.32		3.70	39.372143	6.06	‡	0.30
12/31/2015		619,044	20,728	1.45	22.183699	(6.64)		3.70	31.729038	(4.09)		1.00
12/31/2014		668,419	21,405	1.47	23.761523	7.29		3.70	33.080372	10.22		1.00
12/31/2013		638,676	22,497	1.92	22.147785	26.29		3.70	30.012344	29.74		1.00
JNL/WMC Value Fund - Class I
12/31/2017	+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Balanced Fund - Class I - September 25, 2017; JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred three (303) Investment Divisions during 2017, but currently contains two-hundred ninety-three (293) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A and Class I
JNL Tactical ETF Moderate Fund Class A and Class I
JNL Tactical ETF Moderate Growth Fund Class A and Class I
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Credit Income Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 35 Fund Class A(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A

JNL/MC European 30 Fund Class A
JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Brookfield Global Infrastructure and MLP Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Growth Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I
JNL/MC Emerging Markets Index Fund Class A and Class I

JNL/PPM America Mid Cap Value Fund Class A and Class I
JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) JNL/MC Telecommunications Sector Fund - Class A is closed to new contract owners.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Adviser Rebranding

During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $35 - $120 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.
NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,031,493 and $2,727,489 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A

JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A

2

JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC MSCI KLD 400 Social Index Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL Aggressive Growth Allocation Fund - Class I (1)
JNL Conservative Allocation Fund - Class I (1)
JNL Growth Allocation Fund - Class I (1)
JNL Institutional Alt 25 Fund - Class I (1)
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I (1)
JNL Moderate Growth Allocation Fund - Class I (1)
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL Tactical ETF Growth Fund - Class I
JNL Tactical ETF Moderate Fund - Class I (1)
JNL Tactical ETF Moderate Growth Fund - Class I (1)
JNL/American Funds Balanced Fund - Class I (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I (1)
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (1)
JNL/BlackRock Global Allocation Fund - Class I

JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I (1)
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I (1)
JNL/DoubleLine Core Fixed Income Fund - Class I (1)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I

4

JNL/Franklin Templeton International Small Cap Growth Fund - Class I
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Mid Cap Value Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I (1)
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC DowSM Index Fund - Class I
JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I (1)
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I (1)
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Materials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I (1)
JNL/MC Nasdaq 100 Index Fund - Class I (1)
JNL/MC Real Estate Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I (1)

JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I (1)
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Credit Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I

5

JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class I
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class I

JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I (1)
JNL/WMC Value Fund - Class I

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund - Class A

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

6

APPENDIX B

Report of Independent Registered Public Accounting Firm

The stockholders and board of directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2018 and 2017, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 7, 2019
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2018	2017
Investments:
Available for sale debt securities, at fair value (amortized cost: 2018, $52,388,400; 2017, $45,867,015, including $170,362 and $115,997 at fair value under the fair value option at December 31, 2018 and 2017, respectively)	$51,865,357	$47,457,154
Equity securities, at fair value	1,748,395	1,153,464
Commercial mortgage loans, net of allowance	9,405,897	8,435,440
Policy loans (includes $3,543,680 and $3,397,764 at fair value under the fair value option
at December 31, 2018 and 2017, respectively)	4,687,437	4,591,132
Derivative instruments	730,637	2,178,969
Other invested assets	389,183	354,187
Total investments	68,826,906	64,170,346
Cash and cash equivalents	3,741,713	1,617,934
Accrued investment income	622,483	595,370
Deferred acquisition costs	10,457,686	10,540,588
Reinsurance recoverable	8,497,846	8,702,090
Deferred income taxes, net	732,096	484,224
Receivables from affiliates	283,793	312,049
Other assets	1,240,521	1,467,163
Separate account assets	163,301,375	176,578,848
Total assets	$257,704,419	$264,468,612

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$19,757,981	$12,714,534
Other contract holder funds	60,449,255	60,742,599
Funds held under reinsurance treaties, at fair value under the fair value option	3,745,074	3,604,525
Debt	615,733	647,718
Securities lending payable	43,470	69,785
Derivative instruments	324,389	6,448
Other liabilities	2,238,556	3,165,252
Separate account liabilities	163,301,375	176,578,848
Total liabilities	250,475,833	257,529,709

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,968,323	3,816,079
Shares held in trust	(11,382)	(18,851)
Equity compensation reserve	3,599	10,249
Accumulated other comprehensive income, net of tax (benefit) expense
of $(235,484) in 2018 and $140,872 in 2017	(182,759)	1,092,974
Retained earnings	3,437,005	2,024,652
Total stockholder's equity	7,228,586	6,938,903
Total liabilities and equity	$257,704,419	$264,468,612

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Revenues
Fee income	$6,182,969	$5,734,935	$5,151,117
Premium	5,122,823	169,079	229,611
Net investment income	2,601,307	2,654,542	2,914,947
Net realized losses on investments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments included in
other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other net investment losses	(613,129)	(3,424,277)	(3,600,152)
Total net realized losses on investments	(624,999)	(3,427,329)	(3,659,101)
Other income	60,626	68,395	70,786
Total revenues	13,342,726	5,199,622	4,707,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6,985,512	1,128,340	1,000,280
Interest credited on other contract holder funds, net of deferrals	1,547,599	1,547,561	1,558,400
Interest expense	86,172	54,342	41,589
Operating costs and other expenses, net of deferrals	1,340,186	1,817,455	1,601,004
Amortization of deferred acquisition and sales inducement costs	1,136,624	(58,231)	(159,852)
Total benefits and expenses	11,096,093	4,489,467	4,041,421
Pretax income	2,246,633	710,155	665,939
Income tax expense (benefit)	242,306	307,375	(106,500)
Net income	$2,004,327	$402,780	$772,439

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2018	2017	2016

Net income	$2,004,327	$402,780	$772,439

Other comprehensive income, net of tax:
Net unrealized (losses) gains on available for sale debt securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2018 $(352,559); 2017 $168,816; 2016 $40,243)	(1,326,295)	406,815	74,735

Net unrealized losses on other-than-temporarily impaired available for sale debt securities (net of tax benefit of: 2018 $97; 2017 $4; 2016 $3,080)	(366)	(8)	(5,719)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2018 $(23,700); 2017 $47,948; 2016 $(10,959))	(89,156)	89,045	(20,352)

Total other comprehensive income	(1,415,817)	495,852	48,664
Comprehensive income	$588,510	$898,632	$821,103

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2015	$13,800	$3,816,079	$(31,938)	$3,263	$548,458	$2,000,642	$6,350,304	$32,560	$6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest
entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	13,800	3,816,079	(22,686)	5,785	597,122	2,222,359	6,632,459	—	6,632,459

Net income	—	—	—	—	—	402,780	402,780	—	402,780
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	495,852	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)	—	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464	—	4,464
Balances as of December 31, 2017	13,800	3,816,079	(18,851)	10,249	1,092,974	2,024,652	6,938,903	—	6,938,903

Net income	—	—	—	—	—	2,004,327	2,004,327	—	2,004,327
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	(1,415,817)	—	(1,415,817)	—	(1,415,817)
Capital Contribution	—	152,244	—	—	—	—	152,244	—	152,244
Dividends to stockholder	—	—	—	—	—	(451,890)	(451,890)	—	(451,890)
Cumulative effects of changes in
accounting principles, net of tax	—	—	—	—	140,084	(140,084)	—	—	—
Shares acquired at cost	—	—	(5,386)	—	—	—	(5,386)	—	(5,386)
Shares distributed at cost	—	—	12,855	—	—	—	12,855	—	12,855
Reserve for equity compensation plans	—	—	—	(266)	—	—	(266)	—	(266)
Fair value of shares issued under equity
compensation plans	—	—	—	(6,384)	—	—	(6,384)	—	(6,384)
Balances as of December 31, 2018	$13,800	$3,968,323	$(11,382)	$3,599	$(182,759)	$3,437,005	$7,228,586	$—	$7,228,586
See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income	$2,004,327	$402,780	$772,439
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized losses (gains) on investments	18,628	50,663	(349,204)
Net losses on derivatives	480,132	3,130,445	3,713,938
Interest credited on other contract holder funds, gross	1,556,087	1,558,057	1,570,709
Mortality, expense and surrender charges	(663,090)	(671,593)	(704,343)
Amortization of discount and premium on investments	7,261	16,539	28,037
Deferred income tax expense (benefit)	128,484	525,481	(771,586)
Share-based compensation	26,324	70,810	30,012
Cash received from reinsurance transaction	321,898	—	—
Change in:
Accrued investment income	36,019	77,774	12,655
Deferred sales inducements and acquisition costs	377,421	(912,250)	(1,083,309)
Income tax accruals	72,152	(204,405)	330,807
Other assets and liabilities, net	351,249	705,114	(533,820)
Net cash provided by operating activities	4,716,892	4,749,415	3,016,335

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	5,521,000	9,771,562	11,005,017
Equity securities	135,504	325,225	17,946
Commercial mortgage loans	1,028,609	1,401,641	1,151,212
Purchases of:
Debt securities	(7,873,628)	(6,546,920)	(10,841,032)
Equity securities	(559,284)	(40,128)	(178,585)
Commercial mortgage loans	(1,070,411)	(2,358,647)	(2,196,376)
Other investing activities	2,334,064	(4,535,715)	(3,712,570)
Net cash used in investing activities	(484,146)	(1,982,982)	(4,754,388)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,009,161	21,854,967	21,747,583
Withdrawals	(21,972,929)	(17,948,260)	(15,178,565)
Net transfers to separate accounts	(224,991)	(5,406,328)	(5,991,929)
Net (payments on) proceeds from repurchase agreements	—	(411,857)	411,857
Net (payments on) proceeds from Federal Home Loan Bank notes	(600,070)	99,999	500,000
Net proceeds from (payments on) debt	22,393	(5,896)	(5,039)
Shares held in trust at cost, net	7,469	3,835	9,252
Capital contribution from Parent	100,000	—	—
Payment of cash dividends to Parent	(450,000)	(600,000)	(550,000)
Net cash (used in) provided by financing activities	(2,108,967)	(2,413,540)	943,159

Net increase (decrease) in cash and cash equivalents	2,123,779	352,893	(794,894)

Cash and cash equivalents, beginning of year	1,617,934	1,265,041	2,059,935
Cash and cash equivalents, end of year	$3,741,713	$1,617,934	$1,265,041

Supplemental Cash Flow Information
Income tax paid (received)	$35,413	$(13,212)	$335,000
Interest paid	$32,995	$21,237	$20,816

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•	Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

On August 15, 2017, National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, announced the sale of its broker-dealer business to LPL Financial LLC (“LPL”). In December 2018, the broker dealer’s subsidiaries were consolidated into NPH, which was then contributed to Jackson by its parent, Brooke Life and, subsequently, converted to National Planning Holdings, LLC (“NPH LLC”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2017 notes to the consolidated financial statements have been reclassified to conform to the 2018 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recorded.  Effective January 1, 2018, the Company adopted ASU No. 2018-02, which resulted in the reclassification of $141.0 million of stranded tax effects from AOCI to retained earnings within the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Effective January 1, 2018, the Company adopted ASU No. 2016-18 with no impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow items in an entity’s statement of cash flows where it was determined there is diversity in practice. Effective January 1, 2018, the Company adopted ASU No. 2016-15 with no impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. Effective January 1, 2018, the Company adopted ASU No. 2016-01, which resulted in changes to the presentation of the Company’s consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This guidance excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance. The Company has determined that all revenue was from sources excluded from the scope of this standard. Effective January 1, 2018, the Company adopted ASU No. 2014-09 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where other amendments are to be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2020, with required retrospective application to January 1, 2019. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changes the recognition and presentation requirements of hedge accounting. ASU No. 2017-12 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-12 will not have an impact on the Company’s consolidated financial statements, as the Company does not intend to elect hedge accounting.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and adjusted for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, using either a modified retrospective transition approach with a cumulative effect adjustment as of the earliest period presented or an optional transition method with a cumulative effect adjustment recorded as of the beginning of the fiscal year of adoption. Early adoption is permitted. In 2019, the Company will adopt ASU No. 2016-02 utilizing the optional transition method. While the Company is continuing to assess the potential impacts of the guidance on the Company’s consolidated financial statements, the Company does not expect that the adoption of ASU No. 2016-02 will have a significant impact on the Company’s consolidated financial statements. Any new lease arrangements and/or significant modifications entered into subsequent to the adoption date will be accounted for in accordance with the new standard.

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $291.6 million and $365.7 million as of December 31, 2018 and 2017, respectively.

Debt securities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities include common stocks, preferred stocks, mutual funds, and limited partnerships. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value. All equity securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses. Acquisition discounts and premiums on commercial mortgage loans are amortized into investment income through maturity dates using the effective interest method.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2018 and 2017, $3.5 billion and $3.4 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2018 and 2017, the Company had $1.2 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. Real estate is carried at the lower of depreciated cost or fair value.

The Company’s involvement with variable interest entities (“VIEs”) is primarily to invest in assets that gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance the activities of the entity without additional subordinated financial support, or where investors lack certain characteristics of a controlling financial interest. The Company performs ongoing qualitative assessments of variable interests in VIEs to determine whether it has a controlling financial interest and would, therefore, be considered the primary beneficiary of the VIE. If the Company determines it is the primary beneficiary of a VIE, it consolidates the assets and liabilities of the VIE in its consolidated financial statements.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2018, 2017, or 2016.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred acquisition costs decreased by $26.6 million and $301.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2018 and 2017, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2018 and 2017, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2018 and 2017, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2018, 2017, and 2016. During 2016, certain amounts related to life products were adjusted, resulting in an additional $20.0 million in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred sales inducements decreased by $8.7 million and $55.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2018, 2017, and 2016.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558.0 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344.0 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $283.8 million and $307.4 million at December 31, 2018 and 2017, respectively.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at December 31, 2018 and 2017 was nil and $1.5 million, respectively.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts in the acquisition of a business, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2018 and 2017, the assets and liabilities associated with variable life and annuity contracts were $163.3 billion and $176.6 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $251.6 million and $267.7 million at December 31, 2018 and 2017, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policy holder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 7, 2019, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2018, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2018, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $303.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2018
AAA	18.8%
AA	8.4%
A	35.3%
BBB	35.1%
Investment grade	97.6%
BB	1.7%
B and below	0.7%
Below investment grade	2.4%
Total fixed maturities	100.0%

At December 31, 2018, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 86% were investment grade, 3% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2018, the industries accounting for the larger percentage of unrealized losses included energy (12% of corporate gross unrealized losses) and banking (12%). The largest unrealized loss related to a single corporate obligor was $15 million at December 31, 2018.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities, including $170.4 million and $116.0 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,713,656	$15	$238,888	$5,474,783	$—
Other government securities	1,471,357	23,590	13,771	1,481,176	—
Public utilities	5,833,462	165,615	80,865	5,918,212	—
Corporate securities	34,815,946	369,043	778,917	34,406,072	—
Residential mortgage-backed	770,697	51,257	8,152	813,802	(25,221)
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968	205
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344	(10,824)
Total debt securities	$52,388,400	$643,734	$1,166,777	$51,865,357	$(35,840)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,652,866	$52,180	$20,373	$5,684,673	$—
Other government securities	842,781	18,105	6,321	854,565	—
Public utilities	4,459,077	314,480	10,424	4,763,133	—
Corporate securities	30,675,364	1,234,667	79,721	31,830,310	—
Residential mortgage-backed	865,339	53,643	5,580	913,402	(26,533)
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529	204
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542	(17,635)
Total debt securities	$45,867,015	$1,735,369	$145,230	$47,457,154	$(43,964)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,597,155	$13,075	$947	$1,609,283
Due after 1 year through 5 years	12,344,255	150,858	89,720	12,405,393
Due after 5 years through 10 years	19,067,702	95,324	549,592	18,613,434
Due after 10 years through 20 years	5,005,714	148,457	116,755	5,037,416
Due after 20 years	9,819,595	150,549	355,427	9,614,717
Residential mortgage-backed	770,697	51,257	8,152	813,802
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344
Total	$52,388,400	$643,734	$1,166,777	$51,865,357

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $107.1 million and $110.7 million at December 31, 2018 and 2017, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2018 and 2017, debt securities include $170.4 million and $116.0 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$211,848	$10,386	$988	$221,246
Alt-A	110,207	22,710	297	132,620
Subprime	110,602	12,170	365	122,407
Total non-agency RMBS	$432,657	$45,266	$1,650	$476,273

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$171,016	$11,846	$965	$181,897
Alt-A	147,140	23,218	410	169,948
Subprime	143,865	7,861	774	150,952
Total non-agency RMBS	$462,021	$42,925	$2,149	$502,797

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2018			December 31, 2017

	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$163,795	$3,974,019	13	$6,730	$819,187	6
Other government securities	4,731	272,178	12	541	50,975	7
Public utilities	51,088	1,502,841	146	3,909	325,474	26
Corporate securities	546,814	17,308,634	1,395	36,783	2,923,660	285
Residential mortgage-backed	2,241	88,304	57	533	66,969	31
Commercial mortgage-backed	13,282	906,683	56	2,479	412,621	33
Other asset-backed securities	1,883	311,333	57	2,477	409,700	58
Total temporarily impaired
securities	$783,834	$24,363,992	1,736	$53,452	$5,008,586	446

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$75,093	$1,420,441	11	$13,643	$894,138	8
Other government securities	9,039	103,619	9	5,780	97,883	4
Public utilities	29,777	520,522	48	6,515	294,916	26
Corporate securities	232,104	3,421,660	321	42,938	1,513,801	123
Residential mortgage-backed	5,911	139,273	77	5,047	172,512	74
Commercial mortgage-backed	20,167	511,273	47	4,308	148,107	22
Other asset-backed securities	10,852	375,711	76	13,547	250,724	46
Total temporarily impaired
securities	$382,943	$6,492,499	589	$91,778	$3,372,081	303

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$238,888	$5,394,460	24	$20,373	$1,713,325	14
Other government securities	13,770	375,797	21	6,321	148,858	11
Public utilities	80,865	2,023,363	194	10,424	620,390	52
Corporate securities	778,918	20,730,294	1,716	79,721	4,437,461	408
Residential mortgage-backed	8,152	227,577	134	5,580	239,481	105
Commercial mortgage-backed	33,449	1,417,956	103	6,787	560,728	55
Other asset-backed securities	12,735	687,044	133	16,024	660,424	104
Total temporarily impaired
securities	$1,166,777	$30,856,491	2,325	$145,230	$8,380,667	749

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2018 and 2017, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Available-for-sale debt securities
Realized gains on sale	$52,155	$152,283	$612,422
Realized losses on sale	(59,731)	(201,604)	(205,501)
Impairments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments
included in other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other	818	1,710	1,232
Net realized (losses) gains on non-derivative investments	(18,628)	(50,663)	349,204
Net losses on derivative instruments	(606,371)	(3,376,666)	(4,008,305)
Total net realized losses on investments	$(624,999)	$(3,427,329)	$(3,659,101)
The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2018, 2017, and 2016 was $3,903.1 million, $4,276.1 million and $1,662.6 million, respectively, which was approximately 99%, 96%, and 89% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2018	2017
Cumulative credit loss beginning balance	$227,263	$250,124
Additions:
New credit losses	6,082	2,128
Incremental credit losses	782	424
Reductions:
Securities sold, paid down or disposed of	(27,148)	(23,758)
Securities where there is intent to sell	(6,050)	(1,655)
Cumulative credit loss ending balance	$200,929	$227,263

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities
At December 31, 2018 and 2017, investments in limited partnerships had carrying values of $1,276.3 million and $1,141.1 million, respectively.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2018, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $96.6 million and was included in equity securities.

Limited Partnerships and Limited Liability Companies
The Company invests in certain limited partnerships (“LPs”) and limited liability companies (“LLCs”) that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the entities.

The carrying amounts of the Company’s investments in the LPs and LLCs are recognized in equity securities on the consolidated balance sheets. Unfunded commitments for these investments are detailed in Note 13. The Company’s exposure to loss is limited to the capital invested and unfunded commitments related to the LPs and LLCs.

Mutual Funds
The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs.

Mutual funds for which the Company does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance are recognized in equity securities on the consolidated balance sheets and were $56.7 million and nil at December 31, 2018 and 2017, respectively.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Mutual funds for which the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities are recognized in equity securities on the consolidated balance sheets and were $50.9 million and $7.8 million at December 31, 2018 and 2017, respectively.

Structured Securities
The Company makes investments in structured debt securities issued by VIEs for which it is not the manager. These structured securities include RMBS, CMBS, and ABS. The Company has not provided financial or other support with respect to these VIEs other than the original investment. The Company has determined that it is not the primary beneficiary of these VIEs due to the relative size of the investment in comparison to the principal amount of the structured debt securities issued by the VIEs and the level of credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits that could potentially be significant to the entities. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost for these investments. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial Mortgage Loans
Commercial mortgage loans of $9.4 billion and $8.4 billion at December 31, 2018 and 2017, respectively, are reported net of an allowance for loan losses of $5.4 million and $6.8 million at each date, respectively. At December 31, 2018, commercial mortgage loans were collateralized by properties located in 42 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2018 and 2017, Jackson recognized impairment charges against the allowance for loan losses of $1.7 million and $0.7 million, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2018 and 2017 (in thousands):

Allowance for loan losses:	2018	2017
Balance at beginning of year	$6,844	$3,924
Charge-offs	(1,694)	(665)
Recoveries	—	—
Net charge-offs	(1,694)	(665)
Addition to allowance	291	3,585
Balance at end of year	$5,441	$6,844

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2018		December 31, 2017
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$766	$3,100
Collectively evaluated for impairment	5,441	9,405,897	6,078	8,432,340
Total	$5,441	$9,405,897	$6,844	$8,435,440

As of December 31, 2018 and 2017, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2018:
Impaired Loans with a Valuation Allowance
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Total Impaired Loans
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2017:
Impaired Loans with a Valuation Allowance
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	—	—
Total	$3,100	$3,866	$766	$2,097	$235
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Warehouse	—	—	—	1,623	75
Total	$—	$—	$—	$1,623	$75
Total Impaired Loans
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	1,623	75
Total	$3,100	$3,866	$766	$3,720	$310

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2018
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,427,767	$—	$—	$—	$3,427,767
Hotel	840,919	—	—	—	840,919
Office	1,060,419	—	—	—	1,060,419
Retail	1,787,481	—	—	—	1,787,481
Warehouse	2,289,311	—	—	—	2,289,311
Total	$9,405,897	$—	$—	$—	$9,405,897

	December 31, 2017
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,861,428	$—	$—	$—	$2,861,428
Hotel	705,077	—	—	—	705,077
Office	879,676	—	—	—	879,676
Retail	1,610,631	—	—	—	1,610,631
Warehouse	2,378,628	—	—	—	2,378,628
Total	$8,435,440	$—	$—	$—	$8,435,440

As of December 31, 2018 and 2017, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. Effective February 13, 2017, Jackson purchased the underlying commercial mortgage loans at fair value, and MSDW was dissolved.

Other Invested Assets
Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. At both December 31, 2018 and 2017, Federal Home Loan Bank capital stock had carrying value of $125.4 million. At December 31, 2018 and 2017, real estate totaling $263.8 million and $228.8 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2018 and 2017.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2018 and 2017, the estimated fair value of loaned securities was $41.9 million and $67.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2018 and 2017, cash collateral received in the amount of $43.5 million and $69.8 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

consolidated balance sheets. During 2018 and 2017, short-term borrowings under such agreements averaged $369.0 million and $474.3 million, respectively, with weighted average interest rates of 1.85% and 0.90% during 2018 and 2017, respectively. At both December 31, 2018 and 2017, the outstanding repurchase agreement balance was nil, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $6.8 million, $4.3 million, and $1.2 million in 2018, 2017, and 2016, respectively. The highest level of short-term borrowings at any month end was $1,009.9 million in 2018 and $804.9 million in 2017.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Debt securities	$1,933,243	$1,963,569	$2,122,604
Equity securities	180,962	158,809	188,691
Commercial mortgage loans	340,636	305,338	294,243
Derivative instruments	126,239	246,221	294,366
Policy loans	393,166	400,788	403,403
Other investment income (loss)	52,515	(6,052)	10,762
Total investment income	3,026,761	3,068,673	3,314,069
Less: income on funds held under reinsurance treaties	(310,554)	(322,764)	(318,204)
Less: investment expenses	(114,900)	(91,367)	(80,918)
Net investment income	$2,601,307	$2,654,542	$2,914,947

Unrealized gains included in investment income that were recognized on equity securities held were $169.9 million, $146.2 million, and $176.1 million, respectively, at December 31, 2018, 2017, and 2016. Investment (loss) income of ($0.6) million, $0.6 million, and $2.6 million was recognized on securities carried at fair value recorded through income at December 31, 2018, 2017, and 2016, respectively.

During 2018, investment income was reduced by $310.6 million for expense incurred on the liability for funds held under reinsurance treaties, including $307.2 million on policy loans, $3.2 million of debt security income, $0.6 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.8 million of income from other invested assets. During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of debt security income, $0.4 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets. During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of debt security income, $1.7 million gain on debt securities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates and are carried at fair value.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2018
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$432,811	$6,583	$582,150	$(25,744)	$(19,161)
Equity index call options	41,250,000	73,831	—	—	73,831
Equity index futures	—	—	24,590,242	—	—
Equity index put options	35,000,000	472,828	9,000,000	(278,464)	194,364
Interest rate swaps	11,000,000	163,408	3,000,000	(20,181)	143,227
Put-swaptions	3,000,000	13,987	—	—	13,987
Treasury futures	—	—	4,096,734	—	—
Total	$90,682,811	$730,637	$41,269,126	$(324,389)	$406,248

	December 31, 2017
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$211,816	$19,416	$404,338	$(4,335)	$15,081
Equity index call options	31,500,000	1,642,827	—	—	1,642,827
Equity index futures	—	—	29,346,663	—	—
Equity index put options	23,750,000	97,062	—	—	97,062
Interest rate swaps	15,500,000	419,662	1,500,000	(2,113)	417,549
Put-swaptions	2,000,000	2	—	—	2
Treasury futures	—	—	502,969	—	—
Total	$72,961,816	$2,178,969	$31,753,970	$(6,448)	$2,172,521

(1)
The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2018
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(700,111)	$—	$(700,111)
Equity index futures	2,080,356	—	2,080,356
Equity index put options	(510,618)	—	(510,618)
Fixed index annuity embedded derivatives	42,221	—	42,221
Interest rate swaps	(271,773)	126,239	(145,534)
Put-swaptions	13,686	—	13,686
Treasury futures	29,954	—	29,954
Variable annuity embedded derivatives	(1,290,086)	—	(1,290,086)
Total	$(606,371)	$126,239	$(480,132)

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative assets by counterparty were $544.6 million and $2,172.5 million, respectively, and held collateral was $669.1 million and $2,574.8 million respectively, related to these agreements. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative liabilities by counterparty was $138.4 million and nil, respectively, and provided collateral was $133.2 million and nil, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2018 or 2017, in aggregate, Jackson would have had to disburse $129.6 million and $402.2 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2018
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$730,637	$—	$730,637	$186,011	$328,687	$210,733	$5,206

Financial Liabilities:
Derivative liabilities	$324,389	$—	$324,389	$186,011	$—	$126,987	$11,391
Securities loaned	43,470	—	43,470	—	43,470	—	—
Total financial liabilities	$367,859	$—	$367,859	$186,011	$43,470	$126,987	$11,391

	December 31, 2017
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$2,178,969	$—	$2,178,969	$6,448	$905,108	$1,267,413	$—

Financial Liabilities:
Derivative liabilities	$6,448	$—	$6,448	$6,448	$—	$—	$—
Securities loaned	69,785	—	69,785	—	69,785	—	—
Total financial liabilities	$76,233	$—	$76,233	$6,448	$69,785	$—	$—

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.
In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,948.0 million and

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

$2,896.1 million for 2018 and 2017, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2018		December 31, 2017
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities (1)	$51,865,357	$51,865,357	$47,457,154	$47,457,154
	Equity securities	1,748,395	1,748,395	1,153,464	1,153,464
	Commercial mortgage loans	9,405,897	9,282,225	8,435,440	8,554,827
	Policy loans (1)	4,687,437	4,687,437	4,591,132	4,591,132
	Derivative instruments	730,637	730,637	2,178,969	2,178,969
	FHLBI capital stock	125,415	125,415	125,415	125,415
	Cash and cash equivalents	3,741,713	3,741,713	1,617,934	1,617,934
	GMIB reinsurance recoverable	300,600	300,600	252,138	252,138
	Receivables from affiliates	283,793	283,793	312,049	312,049
	Separate account assets	163,301,375	163,301,375	176,578,848	176,578,848

Liabilities
	Other contract holder funds
	Annuity reserves (2)	$38,678,108	$42,728,096	$38,938,615	$46,156,875
	Reserves for guaranteed investment contracts	1,665,967	1,649,954	1,698,178	1,699,627
	Trust instruments supported by funding agreements	7,298,432	7,322,631	5,752,078	5,841,278
	Federal Home Loan Bank funding agreements	1,935,710	1,911,207	1,934,690	1,947,151
	Funds held under reinsurance treaties	3,745,074	3,745,074	3,604,525	3,604,525
	Debt	615,733	683,675	647,718	726,322
	Securities lending payable	43,470	43,470	69,785	69,785
	Derivative instruments	324,389	324,389	6,448	6,448
	Federal Home Loan Bank advances	—	—	600,071	600,071
	Separate account liabilities	163,301,375	163,301,375	176,578,848	176,578,848

(1)	Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities (excluding limited partnerships, further described below) are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2018 and 2017, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in equity securities, is generally determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2018 or 2017. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

FHLBI Capital Stock
FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and debt securities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,474,783	$5,474,783	$—	$—
Other government securities	1,481,176	—	1,481,176	—
Public utilities	5,918,212	—	5,918,212	—
Corporate securities	34,406,072	—	34,406,072	—
Residential mortgage-backed	813,802	—	813,801	1
Commercial mortgage-backed	2,450,968	—	2,450,968	—
Other asset-backed securities	1,320,344	—	1,320,344	—
Equity securities	501,049	409,698	80,716	10,635
Policy loans	3,543,680	—	—	3,543,680
Derivative instruments	730,637	—	722,132	8,505
Cash and cash equivalents	3,741,713	3,741,713	—	—
GMIB reinsurance recoverable	300,600	—	—	300,600
Separate account assets	163,301,375	—	163,301,375	—
Total	$223,984,411	$9,626,194	$210,494,796	$3,863,421

Liabilities
Embedded derivative liabilities (1)	$3,947,956	$—	$898,263	$3,049,693
Funds held under reinsurance treaties	3,745,074	—	—	3,745,074
Derivative instruments	324,389	—	324,389	—
Total	$8,017,419	$—	$1,222,652	$6,794,767

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,684,673	$5,684,673	$—	$—
Other government securities	854,565	—	854,565	—
Public utilities	4,763,133	—	4,763,133	—
Corporate securities	31,830,310	—	31,830,310	—
Residential mortgage-backed	913,402	—	913,400	2
Commercial mortgage-backed	2,112,529	—	2,112,529	—
Other asset-backed securities	1,298,542	—	1,298,542	—
Equity securities	12,341	19	12,211	111
Policy loans	3,397,764	—	—	3,397,764
Derivative instruments	2,178,969	—	2,173,038	5,931
Cash and cash equivalents	1,617,934	1,617,934	—	—
GMIB reinsurance recoverable	252,138	—	—	252,138
Separate account assets	176,578,848	—	176,578,848	—
Total	$231,495,148	$7,302,626	$220,536,576	$3,655,946

Liabilities
Embedded derivative liabilities (1)	$2,896,141	$—	$1,184,999	$1,711,142
Funds held under reinsurance treaties	3,604,525	—	—	3,604,525
Derivative instruments	6,448	—	6,448	—
Total	$6,507,114	$—	$1,191,447	$5,315,667

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2018
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$1	$1	$—
Equity securities	10,635	111	10,524
Policy loans	3,543,680	3,543,680	—
Derivative instruments	8,505	—	8,505
GMIB reinsurance recoverable	300,600	300,600	—
Total	$3,863,421	$3,844,392	$19,029

Liabilities
Embedded derivative liabilities (1)	$3,049,693	$3,049,693	$—
Funds held under reinsurance treaties	3,745,074	3,745,074	—
Total	$6,794,767	$6,794,767	$—

	December 31, 2017
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$2	$2	$—
Equty securities	111	111	—
Policy loans	3,397,764	3,397,764	—
Derivative instruments	5,931	—	5,931
GMIB reinsurance recoverable	252,138	252,138	—
Total	$3,655,946	$3,650,015	$5,931

Liabilities
Embedded derivative liabilities (1)	$1,711,142	$1,711,142	$—
Funds held under reinsurance treaties	3,604,525	3,604,525	—
Total	$5,315,667	$5,315,667	$—
(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,543,680	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	300,600	Discounted cash flow	See below	See below	See below
Total	$3,844,280

Liabilities
Embedded derivative liabilities	$3,049,693	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,745,074	Carrying value of asset	N/A	N/A	N/A
Total	$6,794,767

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,397,764	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	252,138	Discounted cash flow	See below	See below	See below
Total	$3,649,902

Liabilities
Embedded derivative liabilities	$1,711,142	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,604,525	Carrying value of asset	N/A	N/A	N/A
Total	$5,315,667

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2018 and 2017, securities of $112 thousand and $113 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2018 and 2017 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Debt securities
Residential mortgage-backed	$2	$—	$—	$(1)	$—	$1
Equity securities	111	—	—	10,524	—	10,635
Policy loans	3,397,764	3,970	—	141,946	—	3,543,680
Derivative instruments	5,931	(3,011)	—	5,585	—	8,505
GMIB reinsurance recoverable	252,138	48,462				300,600

Liabilities
Embedded derivative liabilities (1)	$(1,711,142)	$(1,338,551)	$—	$—	$—	$(3,049,693)
Funds held under reinsurance treaties	(3,604,525)	(1,001)	475	(140,023)	—	(3,745,074)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Debt securities
Residential mortgage-backed	$4	$—	$—	$(2)	$—	$2
Other asset-backed securities	—	8	—	(8)	—	—
Equity securities	111	—	—	—	—	111
Policy loans	3,301,038	(3,689)	—	100,415	—	3,397,764
Derivative instruments	18,970	(53,334)	—	40,295	—	5,931
GMIB reinsurance recoverable	304,927	(52,789)	—	—	—	252,138

Liabilities
Embedded derivative liabilities (1)	$(2,287,873)	$576,731	$—	$—	$—	$(1,711,142)
Funds held under reinsurance treaties	(3,523,106)	2,508	237	(84,164)	—	(3,604,525)

(1) Includes the embedded derivative related to GMWB reserves.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2018 and 2017 shown above are as follows (in thousands):

	December 31, 2018
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(1)	$—	$—	$(1)
Equity Securities	10,524	—	—	—	10,524
Policy loans	—	—	372,211	(230,265)	141,946
Derivative instruments	5,585	—	—	—	5,585
Total	$16,109	$(1)	$372,211	$(230,265)	$158,054

Liabilities
Funds held under reinsurance treaties	$—	$—	$(496,705)	$356,682	$(140,023)

	December 31, 2017
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(2)	$—	$—	$(2)
Other asset-backed securities	—	(8)	—	—	(8)
Policy loans	—	—	303,216	(202,801)	100,415
Derivative instruments	40,295	—	—	—	40,295
Total	$40,295	$(10)	$303,216	$(202,801)	$140,700

Liabilities
Funds held under reinsurance treaties	$—	$—	$(400,433)	$316,269	$(84,164)

There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2018 and 2017. There were no transfers from Level 2 to Level 3 during 2018 and 2017. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2018 or 2017.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2018 and 2017 was as follows (in thousands):

	2018	2017
Assets
Derivative instruments	$(2,505)	$(34,364)
GMIB reinsurance recoverable	48,463	(52,789)

Liabilities
Embedded derivative liabilities	$(1,338,551)	$576,731
Funds held under reinsurance treaties	475	237

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$9,405,897	$9,282,225	$8,435,440	$8,554,827
Policy loans	Level 3	1,143,757	1,143,757	1,193,368	1,193,368
FHLBI capital stock	Level 1	125,415	125,415	125,415	125,415
Receivables from affiliates	Level 3	283,793	283,793	312,049	312,049

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$34,730,152	$38,780,140	$36,042,474	$43,260,734
Reserves for guaranteed investment contracts	Level 3	1,665,967	1,649,954	1,698,178	1,699,627
Trust instruments supported by funding agreements	Level 3	7,298,432	7,322,631	5,752,078	5,841,278
Federal Home Loan Bank funding agreements	Level 3	1,935,710	1,911,207	1,934,690	1,947,151
Debt - Squire Surplus Note	Level 3	283,793	283,793	310,776	310,776
Debt - all other	Level 2	331,940	399,882	336,942	415,546
Securities lending payable	Level 2	43,470	43,470	69,785	69,785
Federal Home Loan Bank advances	Level 2	—	—	600,071	600,071
Separate account liabilities (2)	Level 2	163,301,375	163,301,375	176,578,848	176,578,848

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$10,540,588	$9,678,063	$8,438,804
Deferrals of acquisition costs	747,095	839,143	903,479
Amortization related to:
Operations	(957,216)	(475,587)	(511,028)
Derivatives	(148,053)	579,923	793,306
Net realized losses (gains)	498	3,965	(26,981)
Total amortization	(1,104,771)	108,301	255,297
Unrealized investment losses (gains)	274,774	(84,919)	80,483
Balance, end of year	$10,457,686	$10,540,588	$9,678,063

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$644,006	$696,636	$754,690
Deferrals of sales inducements	12,109	14,877	19,978
Amortization related to:
Operations	(31,802)	(64,178)	(112,698)
Derivatives	(129)	13,483	21,618
Net realized losses (gains)	76	625	(4,365)
Total amortization	(31,855)	(50,070)	(95,445)
Unrealized investment losses (gains)	46,234	(17,437)	17,413
Balance, end of year	$670,494	$644,006	$696,636

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Effective October 1, 2018, the Company entered into a reinsurance agreement with John Hancock to assume its U.S. Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of John Hancock’s approximately 186,000 Group Payout Annuity certificates representing $5.0 billion of assumed premiums, ceding commission income of $555.0 million and $5.5 billion of reserves.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.7 billion and $3.6 billion at December 31, 2018 and 2017, respectively.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct premium:
Life	$459,025	$518,819	$578,120
Accident and health	43,855	49,180	54,900
Plus reinsurance assumed:
Life	41,603	68,290	56,559
Group payout annuity	4,983,165	—	—
Accident and health	6,898	8,098	9,246
Less reinsurance ceded:
Life	(346,662)	(402,803)	(388,949)
Annuity guaranteed benefits	(14,307)	(15,227)	(16,119)
Accident and health	(50,754)	(57,278)	(64,146)
Total premium	$5,122,823	$169,079	$229,611

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct benefits:
Life	$1,180,590	$1,261,108	$1,331,018
Accident and health	139,546	132,471	126,525
Annuity guaranteed benefits	103,216	101,326	123,629
Plus reinsurance assumed:
Life	239,582	248,917	228,129
Group payout annuity	125,050	—	—
Accident and health	24,154	26,731	28,136
Less reinsurance ceded:
Life	(530,953)	(576,447)	(534,486)
Accident and health	(163,700)	(159,202)	(154,661)
Deferral of contract enhancements	(3,622)	(4,382)	(7,669)
Group payout annuity reserves assumed	5,482,451	—	—
Change in reserves, net of reinsurance	389,198	97,818	(140,341)
Total benefits	$6,985,512	$1,128,340	$1,000,280

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2018	2017
Reserves:
Life	$6,491,616	$6,668,525
Accident and health	589,513	600,119
Guaranteed minimum income benefits	300,600	252,138
Other annuity benefits	198,540	207,016
Claims liability	915,815	965,930
Other	1,762	8,362
Total	$8,497,846	$8,702,090

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $36.5 million and $38.0 million at December 31, 2018 and 2017, respectively. At December 31, 2018, the largest amount ceded to any reinsurer totaled $6.1 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2018	2017
Direct life insurance in-force	$165,033	$188,920
Amounts assumed from other companies	19,214	20,174
Amounts ceded to other companies	(114,847)	(131,305)
Net life insurance in-force	$69,400	$77,789

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2018	2017
Traditional life	$5,118,909	$5,500,369
Guaranteed benefits	5,882,531	3,925,663
Claims payable	988,614	915,761
Accident and health	1,327,438	1,362,054
Group payout annuities	5,482,451	—
Other	958,038	1,010,687
Total	$19,757,981	$12,714,534

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2018	2017
Interest-sensitive life	$12,514,825	$12,778,982
Variable annuity fixed option	8,545,541	8,334,585
Fixed annuity	17,380,310	18,304,874
Fixed index annuity	11,108,471	11,939,212
GICs, funding agreements and FHLB advances	10,900,108	9,384,946
Total	$60,449,255	$60,742,599

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2018, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.35% average guaranteed rate.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

At both December 31, 2018 and 2017, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2018

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,184.6	$1,887.8	$4,585.3	$9,657.7
>1.0% - 2.0%	883.4	6,377.1	1,372.9	8,633.4
>2.0% - 3.0%	7,533.5	2,843.6	2,189.6	12,566.7
>3.0% - 4.0%	1,622.5	—	—	1,622.5
>4.0% - 5.0%	2,285.4	—	—	2,285.4
>5.0% - 5.5%	286.1	—	—	286.1
Total	$15,795.5	$11,108.5	$8,147.8	$35,051.8

	December 31, 2017

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,158.1	$1,892.9	$4,263.4	$9,314.4
>1.0% - 2.0%	1,033.4	6,969.5	1,970.6	9,973.5
>2.0% - 3.0%	8,141.8	3,076.8	1,749.7	12,968.3
>3.0% - 4.0%	1,720.8	—	—	1,720.8
>4.0% - 5.0%	2,359.5	—	—	2,359.5
>5.0% - 5.5%	297.7	—	—	297.7
Total	$16,711.3	$11,939.2	$7,983.7	$36,634.2

At both December 31, 2018 and 2017, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum	2018	2017
Guaranteed Interest Rate	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$291.2	$299.2
>3.0% - 4.0%	3,048.9	3,166.9
>4.0% - 5.0%	2,682.7	2,785.6
>5.0% - 6.0%	2,168.4	2,233.1
Subtotal	8,191.2	8,484.8
Retro treaties	4,323.6	4,294.2
Total	$12,514.8	$12,779.0

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $(11.1) million and $25.6 million, respectively.

The Company has established a $20.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $7.3 billion and $5.7 billion, respectively.
Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2018 and 2017, the Company held $125.4 million of FHLBI capital stock, supporting $2.0 billion and $2.6 billion in funding agreements, short-term and long-term borrowing capacity in 2018 and 2017, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2018	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$125,644.3	$5,651.5	66.5 years
GMWB - Premium only	0%	2,450.1	79.5
GMWB	0-5%*	250.6	25.4
GMAB - Premium only	0%	33.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		10,865.3	1,417.9	67.1 years
GMWB - Highest anniversary only		2,827.4	400.2
GMWB		681.6	113.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	6,946.7	1,549.9	69.5 years
GMIB	0-6%	1,599.0	825.1		0.1 years
GMWB	0-8%*	116,901.6	21,441.6

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$135,890.3	$2,251.9	66.0 years
GMWB - Premium only	0%	2,885.7	27.2
GMWB	0-5%*	318.0	18.2
GMAB - Premium only	0%	51.3	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		12,309.0	129.7	66.5 years
GMWB - Highest anniversary only		3,310.1	68.4
GMWB		902.9	64.1
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	7,703.2	576.2	69.0 years
GMIB	0-6%	2,007.1	590.3		0.4 years
GMWB	0-8%*	126,118.1	5,942.3

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2018	2017
Equity	$99,834.2	$109,363.9
Bond	17,704.9	18,907.3
Balanced	25,348.7	26,855.4
Money market	1,049.5	921.6
Total	$143,937.3	$156,048.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2018	2017
Balance at January 1	$1,051.4	$858.3
Incurred guaranteed benefits	562.0	286.1
Paid guaranteed benefits	(93.6)	(93.0)
Balance at December 31	$1,519.8	$1,051.4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2018 and 2017 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 25% to 100% of the Annuity 2000 table (2017: 23% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $3,049.8 million and $1,711.4 million at December 31, 2018 and 2017, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2018 and 2017, these GMWB reserves totaled $175.4 million and $106.9 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2018 and 2017, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2018 and 2017, GMIB reserves before reinsurance totaled $109.7 million and $68.6 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2018			December 31, 2017
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$890.2	$21,805.8	62.2	$858.7	$23,163.1	61.5 years
ISWL account balance
adjustment	122.6	n/a	n/a	118.7	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2018 and 2017:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 3.0% to 5.5% in 2018 and 4.0% to 5.5% in 2017.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2018 and 2017. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $0.8 million and $8.2 million at December 31, 2018 and 2017.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2018	2017
	Carrying	Carrying
	Value	Value
Surplus notes	$533,351	$560,297
FHLBI bank loans	82,382	87,421
Total	$615,733	$647,718

At December 31, 2017, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2018, 2017, and 2016.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. During 2018, 2017, and 2016 interest expense on the Squire Surplus Note was $12.7 million, $14.0 million, and nil, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 1.90% in 2018 and 0.94% in 2017.  The outstanding balance on these loans was $82.4 million and $87.4 million at December 31, 2018 and 2017, respectively.  During 2018, 2017, and 2016, interest expense for these loans totaled $1.6 million, $805 thousand, and $405 thousand, respectively. At December 31, 2018, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $124.8 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil and $600.1 million were outstanding at December 31, 2018 and 2017, respectively, and were recorded in other liabilities. The Company paid interest of $2.6 million, $3.4 million, and $594 thousand on such advances in 2018, 2017, and 2016, respectively.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%. As a result of this reduction, the Company recognized additional tax (benefit) expense of ($11.1) million and $355.4 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses. As described in Note 2, in accordance with ASU No. 2018-02, this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current tax expense (benefit)	$113,822	$(218,106)	$665,086
Deferred tax expense (benefit)	128,484	525,481	(771,586)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Income taxes at statutory rate	$471,793	$248,554	$233,079
Dividends received deduction	(114,574)	(346,330)	(314,672)
U.S. federal tax reform impact	(11,119)	355,432	—
Provision for uncertain tax benefit	4,818	32,178	—
Contribution of capitalized affiliate	(77,896)	—	—
Other	(30,716)	17,541	(24,907)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

Effective tax rate	10.8%	43.3%	-16.0%

Federal income taxes paid (received) were $35.4 million, $(13.2) million, and $335.0 million in 2018, 2017, and 2016, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,772,810	$2,434,237
Derivative investments	129,945	795,965
Deferred compensation	124,699	76,458
Net operating loss carryforward	64,869	46,204
Net unrealized loss on available for sale securities	117,249	—
Other, net	33,076	72,941
Total gross deferred tax asset	3,242,648	3,425,805

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,127,086)	(2,202,104)
Other investment items	(330,994)	(405,459)
Net unrealized gains on available for sale securities	—	(259,110)
Other, net	(52,472)	(74,908)
Total gross deferred tax liability	(2,510,552)	(2,941,581)

Net deferred tax asset	$732,096	$484,224

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2018, it is more likely than not that the deferred tax assets will be realized. At December 31, 2018 and 2017, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2018, the Company had a federal tax ordinary loss carryforward of $308.8 million, of which $179.0 million was attributable to a previous acquisition, which begins to expire in 2026. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million. The remaining $129.8 million of loss carryforward is attributable to NPH which was contributed to the Company as discussed in Note 1. This loss carryforward has no expiration, but is subject to an overall limitation of 80% of the tax income of the Brooke Life Consolidated tax group and the limitation on offsetting life income with non-life losses of the lesser of 35% of the loss carryforward or 35% of the tax income for the Brooke Life consolidated tax group.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. As of December 31, 2018, the Company established a reserve related to the change in the calculation of its tax basis reserves of $3.2 million. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2018	2017

Unrecognized tax benefit, beginning of year	$32,178	$—
Additions for tax positions identified	4,818	32,178
Reduction of tax positions of closed prior years	—	—
Reduction of reserve	—	—
Unrecognized tax benefit, end of year	$36,996	$32,178

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2018, 2017, or 2016.

Based on information available as of December 31, 2018, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2018 and 2017, Jackson recorded accruals totaling $28.0 million and $11.3 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $2.8 million and $3.5 million at the end of 2018 and 2017, respectively. At December 31,

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, related premium tax offsets were $1.0 million and $1.5 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2018, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $845.8 million. At December 31, 2018, unfunded commitments related to commercial mortgage loans and other debt securities totaled $439.7 million.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2020 and 2030.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2018, Jackson recorded a liability of $14.3 million for future lease payments. Lease expense was $40.0 million, $32.7 million, and $31.3 million in 2018, 2017, and 2016, respectively. At December 31, 2018, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2019	$10,777
2020	10,098
2021	7,642
2022	6,296
2023	5,952
Thereafter	13,281
Total	$54,046

In 2018, the Company announced the closing of its Denver office as part of a strategic reorganization of the distribution platform. The Company determined that the lease obligation for this building exceeds the economic benefit for the remainder of the contract, resulting in an expense accrual of $8.6 million in 2018.

14.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies the above plan as an equity settled plan and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2018 and 2017, the Company had $3.6 million and $10.2 million, respectively, reserved for future payments under this plan.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2018 and 2017, the Company had $11.4 million and $18.9 million of shares/ADRs held at cost in the trust, respectively.

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual European Embedded Value (“EEV”) imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150%

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

(more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below. As of December 31, 2016, there were no remaining outstanding shares under this plan.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2018 and 2017, the Company had $84.5 million and $98.6 million, respectively, accrued for future payments under these plans.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2018	2017	2016
Prudential LTIP	$26.6	$66.3	$28.3
Retention Share Plan	(0.3)	4.5	2.5
Jackson performance plan	—	—	(0.8)
Total compensation expense related to incentive plans	$26.3	$70.8	$30.0

Income tax benefit	$5.5	$10.7	$10.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2018 was $46.9 million with a weighted average remaining period of 1.22 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the performance plan.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2018, 2017, and 2016 were $49.44, $42.12, and $37.27, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Outstanding non-vested Prudential ADRs granted were as follows:

	Prudential LTIP
	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2016	3,377,235	$42.61

Granted	1,495,495	42.12
Exercised	920,279	42.89
Lapsed/Forfeited	261,372	41.62
At December 31, 2017	3,691,079	$42.41

Granted	1,231,568	49.44
Exercised	829,976	50.47
Lapsed/Forfeited	290,968	45.56
At December 31, 2018	3,801,703	$42.68

At December 31, 2018 and 2017, there were nil and 117,814, respectively, non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2018, the Company had $866.2 million of adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2019, is estimated to be $884.2 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $451.9 million, $600.5 million, and $550.7 million in 2018, 2017, and 2016, respectively. Jackson’s 2018, 2017, and 2016 dividends include $1.9 million, $0.5 million, and $0.7 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.8 billion and $3.9 billion at December 31, 2018 and 2017, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $1,896.3 million, $168.4 million, and ($563.8) million in 2018, 2017, and 2016, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2019. At December 31, 2018 and 2017, the effect of the permitted practice decreased statutory surplus by $164.7 million and $480.2 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $236.5 million and $229.3 million of statutory basis VOBA at December 31, 2018 and 2017, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2018, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2018 and 2017, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $68.9 million, $45.8 million, and $47.4 million to PPM for investment advisory services during 2018, 2017, and 2016, respectively.

NPH, Jackson’s affiliated broker-dealer network, distributed products issued by Jackson and received commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2018, 2017, and 2016 totaled $5.6 million, $100.2 million, and $107.3 million, respectively. In December 2018, the broker dealers were consolidated into NPH, which was then contributed to Jackson via Brooke Life, and converted to NPH LLC.

Jackson has entered into shared services administrative agreement with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $8.3 million, $16.6 million, and $12.5 million of certain management and corporate services costs to these affiliates in 2018, 2017, and 2016, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. During 2018, 2017, and 2016, interest and commitment fees totaled $100 thousand, $65 thousand, and $40 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. Interest and commitment fees totaled $0.1 million each year for 2018, 2017 and 2016.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2018 and 2017, was nil and $1.5 million, respectively. The highest outstanding loan balance during both 2018 and 2017 was $1.5 million. Interest and commitment fees totaled $0.1 million each year for 2018, 2017, and 2016.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $2.8 million, $3.7 million, and $7.3 million of revenue associated with these services during 2018, 2017, and 2016, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $31.3 million, $29.7 million, and $26.0 million in 2018, 2017, and 2016, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2018 and 2017, the liability for such plans totaled $559.6 million and $329.6 million, respectively, and is reported in other liabilities. The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $(1.3) million, $41.5 million, and $37.4 million in 2018, 2017, and 2016, respectively. Jackson hedges this liability within its overall hedging strategy.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2018	2017	2016
Commission expenses	$1,804,182	$1,822,748	$1,741,387
John Hancock ceding commission	(555,000)	—	—
General and administrative expenses	838,099	833,850	763,096
Deferral of policy acquisition costs	(747,095)	(839,143)	(903,479)
Total operating costs and other expenses	$1,340,186	$1,817,455	$1,601,004

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2018	2017	2016
Balance, beginning of year	$1,092,974	$597,122	$548,458
OCI before reclassifications	(1,326,661)	406,807	69,016
Amounts reclassified from AOCI	(89,156)	89,045	(20,352)
Cumulative effect of changes in accounting
principles	140,084	—	—
Balance, end of year	$(182,759)	$1,092,974	$597,122

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2018	2017	2016
Net unrealized investment loss:
Net realized loss on investments	$(111,028)	$137,686	$(3,862)	Other net investment losses
Other-than-temporary impairments	(1,828)	(693)	(27,449)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(112,856)	136,993	(31,311)
Income tax benefit (expense)	23,700	(47,948)	10,959
Reclassifications, net of income taxes	$(89,156)	$89,045	$(20,352)

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018 and 2017
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018 and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

c.
Specimen of Fee-Based Product Addendum to the Selling Agreement (SAA0001 09/16), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-210504 and 811-08664).

d.
Form of Trust Distribution Services Addendum to Amended and Restated General Distributor Agreement, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-217501 and 811-08664).

e.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Form of Private Wealth Shield Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

b.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

c.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

d.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

e.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

i.
Form of Private Wealth Shield Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-217501 and 811-08664).

j.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-217501 and 811-08664).

5.

a.
Form of Private Wealth Shield Individual Variable and Fixed Annuity Application (V795 09/17), incorporated herein by reference to Registrant’s Registration Statement, filed on April 27, 2017 (File Nos. 333-217501 and 811-08664).

b.
Form of Private Wealth Shield Individual Variable and Fixed Annuity Application (V795 09/17), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-217501 and 811-08664).

c.
Form of Jackson Private Wealth Individual Variable and Fixed Annuity Application (V795 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 7, 2018 (File Nos. 333-217501 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.
Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registrant’s Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

James J. Scanlan 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Distribution Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President, Chief Risk Officer & Director

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President & Deputy General Counsel

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Administration Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President & Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott Golde 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President & Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

William R. Schulz 1 Corporate Way Lansing, MI 48951	Vice President

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 14, filed on April 23, 2019 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2019

Jackson Private Wealth Contracts:

Qualified - 1
Non-Qualified - 1

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 23rd day of April, 2019.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 23, 2019
Michael I. Falcon, President and Director

*	April 23, 2019
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 23, 2019
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 23, 2019
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 23, 2019
Kenneth H. Stewart, Senior Vice President and Director

*	April 23, 2019
Morten N. Friis, Director

*	April 23, 2019
Dennis J. Manning, Chairman and Director

*	April 23, 2019
James J. Scanlan, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, and 333-228802), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.